UNITED  STATES  SECURITIES  AND  EXCHANGE  COMMISSION
WASHINGTON,  D.C.  20549

FORM  N-CSR

CERTIFIED  SHAREHOLDER  REPORT  OF  REGISTERED
MANAGEMENT  INVESTMENT  COMPANIES

INVESTMENT  COMPANY  ACT  FILE  NUMBER              811-04087
                                      --------------------------
EXETER  FUND,  INC.
----------------------------------------------------------------
(EXACT  NAME  OF  REGISTRANT  AS  SPECIFIED  IN  CHARTER)

1100  CHASE  SQUARE,   ROCHESTER,  NY                14604
----------------------------------------------------------------
(ADDRESS  OF  PRINCIPAL  EXECUTIVE  OFFICES)         (ZIP  CODE)

B.  REUBEN  AUSPITZ     1100  CHASE  SQUARE,   ROCHESTER,  NY  14604
--------------------------------------------------------------------
(NAME  AND  ADDRESS  OF  AGENT  FOR  SERVICE)

REGISTRANT'S  TELEPHONE  NUMBER,  INCLUDING  AREA  CODE:     585-325-6880
                                                        -----------------

DATE  OF  FISCAL  YEAR  END:                      DECEMBER  31,  2004
                            -----------------------------------------

DATE  OF  REPORTING  PERIOD:    JANUARY  1,  2004  THROUGH  DECEMBER 31,  2004
                            -----------------------------------------------

FORM N-CSR IS TO BE USED BY MANAGEMENT INVESTMENT COMPANIES TO FILE REPORTS WITH THE COMMISSION NOT LATER THAN 10 DAYS AFTER THE TRANSMISSION TO STOCKHOLDERS OF ANY REPORT THAT IS REQUIRED TO BE TRANSMITTED TO STOCKHOLDERS UNDER RULE 30E-1 UNDER THE INVESTMENT COMPANY ACT OF 1940 (17 CFR 270.30E-1). THE COMMISSION MAY USE THE INFORMATION PROVIDED ON FORM N-CSR IN ITS REGULATORY, DISCLOSURE REVIEW, INSPECTION, AND POLICYMAKING ROLES.

A REGISTRANT IS REQUIRED TO DISCLOSE THE INFORMATION SPECIFIED BY FORM N-CSR, AND THE COMMISSION WILL MAKE THIS INFORMATION PUBLIC. A REGISTRANT IS NOT REQUIRED TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN FORM N-CSR UNLESS THE FORM DISPLAYS A CURRENTLY VALID OFFICE OF MANAGEMENT AND BUDGET ("OMB") CONTROL NUMBER. PLEASE DIRECT COMMENTS CONCERNING THE ACCURACY OF THE INFORMATION COLLECTION BURDEN ESTIMATE AND ANY SUGGESTIONS FOR REDUCING THE BURDEN TO SECRETARY, SECURITIES AND EXCHANGE COMMISSION, 450 FIFTH STREET, NW, WASHINGTON, DC 20549-0609. THE OMB HAS REVIEWED THIS COLLECTION OF INFORMATION UNDER THE CLEARANCE REQUIREMENTS OF 44 U.S.C. SECTION 3507.

ITEM  1:  REPORTS  TO  STOCKHOLDERS



February  25,  2005


To  Shareholders  of  the  following  Series  of  the  Exeter  Fund:

Small  Cap  Series
International  Series
World  Opportunities  Series
Life  Sciences  Series
Technology  Series
New  York  Tax  Exempt  Series
Ohio  Tax  Exempt  Series
Diversified  Tax  Exempt  Series

Dear  Shareholder:

Enclosed is a copy of the Annual Report for each of the above Series of the Exeter Fund in which you were invested as of December 31, 2004. The reports include information about the Series' performance as well as portfolio listings as of that date.

Please contact our Fund Services department at 1-800-466-3863 or your Client Consultant if you have any questions about the Annual Reports or about the Fund.

Sincerely,

/s/ Amy J. Williams

Amy  J.  Williams
Fund  Services  Manager

Exeter  Fund,  Inc.
Annual  Report
December  31,  2004
Diversified  Tax  Exempt  Series

Management  Discussion  and  Analysis  (unaudited)


DEAR  SHAREHOLDERS:

Sometimes the market goes up, sometimes the market goes down, and other times it remains the same. The nice thing about the municipal bond market, aside from the fact that it tends not to rise or fall too much, is that when it remains the same, the investor at least earns his or her coupon. That is essentially what happened in 2004. After posting a negative return through the first two quarters of the year, the market rebounded nicely during the last two quarters of the year. It was not that municipal yields remained stable: in fact, short-term interest rates were significantly higher while long-term rates were a touch lower. Nor was it a case of municipal credit spreads remaining unchanged: they actually compressed somewhat. It was the confluence of all three that resulted in the overall municipal market posting an aggregate return that was very similar to its coupon at the start of the year.

The short end of the municipal bond curve, as is true for the short end of all interest rate curves, was driven by the actions of the Federal Reserve (the "Fed"). The Fed began to raise the targeted Fed Funds rate (the rate at which banks lend over night to each other) at the end of June. By the end of the year it had acted on five separate occasions, pushing the target up from 1.00% to 2.25%. Aside from the fact that the target was especially low at 1.00%, those moves were driven initially by the fact that the economy had finally started to exhibit some traction. Secondary reasons included a doubling of oil prices, which helped push the year-over-year inflation figures up substantially (above 3% for CPI and 4% for PPI), and a dollar that was depreciating relative to most other currencies. As the year came to a close, the minutes of the Federal Open Market Committee suggested that the Fed would continue to push up short-term rates given the potential for upside surprises when it came to inflation.

The long end of the municipal bond curve was impacted by economic fundamentals. There were signs of economic traction during the first half of the year, but it was never smooth sailing, and some headwinds have started to blow. Mediocre job growth was an economic concern going into the second half of the year and remained so throughout the last half of the year. A healthy economy usually generates more than 200,000 new jobs each month; during the second half of the year, the only month when that happened was October. The average over the last six months of the year was a somewhat disappointing 168,000. Additional headwinds included a bit of a slowdown in consumer spending, which translated into a good, but not great, holiday shopping season, and a slowdown in the growth rate of corporate profits.

The Diversified Tax Exempt Series essentially earned its coupon in 2004. Its total return for the calendar year 2004 was 3.80%, while its second half return was 5.16%.The Merrill Lynch Intermediate Municipal Bond Index was up 3.44% for the year and 4.31% over the last two quarters of the year. The outperformance was achieved even with a higher quality bias, which tends to make the Series slightly lower yielding than the Index, because there was a plethora of attractively priced longer-term securities available to the Series. That more than helped offset the lower yield during  the  second  half  of  2004.

When it comes to the financial markets, including the municipal market, nothing ever remains the same. Municipal yields will fluctuate; sometimes it is due to policy actions, and other times in response to cyclical pressures; market specific factors can play a role as well. All are important considerations, but the key to investment success remains a focus on the secular (i.e., non-cyclical) forces that drive interest rates. That has been the approach that we have thrived upon, and it is the approach that we will continue to apply going forward.

As always, we appreciate your business and wish you all the best in the new year.

Sincerely,

EXETER  ASSET  MANAGEMENT

Performance  Update  as  of  December  31,  2004  (unaudited)



                                                                     Average Annual Total Returns
                                                                        As of December 31, 2004
                                                           --------------------------------------------------
                                                                 One      Five      Ten          Since
                                                                 Year     Year     Year       Inception1
                                                          ---------------------------------------------------

Exeter Fund, Inc. - Diversified Tax Exempt Series2              3.80%     6.80%    6.13%       5.08%

Merrill Lynch Intermediate Municipal Bond Index3 .              3.44%     6.67%    6.49%       5.66%



The following graph compares the value of a $10,000 investment in the Exeter Fund, Inc. - Diversified Tax Exempt Series from its inception1 (2/14/94) to present (12/31/04) to the Merrill Lynch Intermediate Municipal Bond
Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



                Exeter Fund, Inc.                   Merrill Lynch
Date      Diversified Tax Exempt Series2   Intermediate Municipal Bond Index3
--------  ------------------------------  -----------------------------------
2/14/94.  $                       10,000  $                           10,000
12/94. .                           9,461                               9,709
12/95. .                          11,003                              11,009
12/96. .                          11,370                              11,520
12/97. .                          12,270                              12,406
12/98. .                          12,944                              13,183
12/99. .                          12,340                              13,182
12/00. .                          13,935                              14,453
12/01. .                          14,453                              15,197
12/02. .                          15,783                              16,789
12/03. .                          16,518                              17,597
12/31/04                          17,146                              18,203



1Performance numbers for the Series and Index are calculated from February 14, 1994, the Series' inception date.
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3The unmanaged Merrill Lynch Intermediate Municipal Bond Index is a market value weighted measure of approximately 500 municipal bonds issued across the United States. The Index is comprised of investment grade securities. Index returns assume reinvestment of coupons and, unlike Series returns, do not reflect any fees or expenses.

Shareholder  Expense  Example  (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and exchange fees and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE  FOR  COMPARISON  PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value    During Period*
                                 7/1/04         12/31/04     7/1/04-12/31/04
                             ------------------------------------------------
Actual. . . . . . . . . . .  $     1,000.00  $     1,051.60  $           3.97
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,021.27  $           3.91



*Expenses are equal to the Series' annualized expense ratio (for the six-month period) of 0.77%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Based on the most recent fiscal half year, the Series' expense ratio may differ from the expense ratio based on one-year data in the financial highlights.

Portfolio  Composition  as  of  December  31,  2004  (unaudited)

<graphic>
<pie  chart>



BOND TYPES1

Certificate of Participation . . . . . . . . . . . . . . . . . .   2.1%
General Obligation Bonds . . . . . . . . . . . . . . . . . . . .  61.9%
Revenue Bonds. . . . . . . . . . . . . . . . . . . . . . . . . .  29.6%
Special Tax. . . . . . . . . . . . . . . . . . . . . . . . . . .   0.6%
Tax Allocation . . . . . . . . . . . . . . . . . . . . . . . . .   1.9%
Cash, short-term investments, and other assets, less liabilities   3.9%

1As a percentage of net assets.



<graphic>
<pie  chart>



QUALITY RATINGS2

Aaa. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  84.6%
Aa . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10.6%
A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   0.9%
Cash, short term investments, and other assets, less liabilities   3.9%

2Using Moody's ratings, as a percentage of net assets.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004


                                                                                  CREDIT
                                                                                  RATING*       PRINCIPAL         VALUE
                                                                                (UNAUDITED)       AMOUNT        (NOTE 2)
                                                                                -----------  ----------------  -----------
MUNICIPAL SECURITIES - 96.1%
ALABAMA - 2.6%
Bessemer Governmental Utility Services Corp., Water
   Supply, Revenue Bond, MBIA, 5.20%, 6/1/2024. . . . . . . . . . . . . . . ..  Aaa           $  500,000        $  536,225
Fort Payne Waterworks Board, Revenue Bond, AMBAC,
   3.50%, 7/1/2015 . . . . . . . . . . . . . . . . .. . . . . . .  . . . . .. . AAA1             665,000           648,422
Hoover Board of Education, Capital Outlay Warrants,
   Special Tax Warrants, MBIA, 5.25%, 2/15/2017 . . . . . . . . . . . . . . . . Aaa              500,000           546,960
Mobile County Board of School Commissioners, Capital
   Outlay Warrants, G.O. Bond, Series B, AMBAC, 5.00%, 3/1/2018 . . . . . . . . Aaa              500,000           536,545
                                                                                                                ----------
                                                                                                                 2,268,152
                                                                                                                ----------

ARIZONA - 1.9%
Salt River Project, Agricultural Impt. & Power District,
 Certificate of Participation, MBIA, 5.00%, 12/1/2011. . . . . . . . . . . . .  Aaa            1,500,000         1,659,240
                                                                                                                ----------

CALIFORNIA - 4.9%
California State, G.O. Bond, 4.75%, 12/1/2028. . . . . . . . . . . . . . . . .  A3               795,000           796,590
Chula Vista Elementary School District, G.O. Bond,
   Series F, MBIA, 4.80%, 8/1/2024. . . . . . . . . . . . . . . . . . . . . .   Aaa              435,000           447,785
Chula Vista Elementary School District, G.O. Bond,
   Series F, MBIA, 4.875%, 8/1/2025. . . . . . . . . . . . . . . . . . . . . .  Aaa              425,000           438,617
Oak Grove School District, G.O. Bond, FSA, 5.25%, 8/1/2024 . . . . . . . . . .  Aaa              500,000           523,235
Richmond Joint Powers Financing Authority, Tax
   Allocation, Series A,  MBIA, 5.25%, 9/1/2025. . . . . . . . . . . . . . . .  Aaa            1,570,000         1,675,692
Wiseburn School District, G.O. Bond, Series A, FGIC, 5.25%, 8/1/2016 . . . . .  Aaa              330,000           357,707
                                                                                                                ----------
                                                                                                                 4,239,626
                                                                                                                ----------

COLORADO - 2.3%
Broomfield Water Activity, Enterprise Water, Revenue
   Bond, MBIA, 5.00%, 12/1/2015. . . . . . . . . . . . . . . . . . . . . . . .  Aaa              700,000           761,537
Denver City & County School District No. 1, G.O. Bond,
    FGIC, 5.00%, 12/1/2023. . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa            1,000,000         1,054,030
El Paso County School District No. 020, G.O. Bond,
   Series A, MBIA, 6.20%, 12/15/2007. . . . . . . . . . . . . . . . . . . . .   Aaa              160,000           177,274
                                                                                                                ----------
                                                                                                                 1,992,841
                                                                                                                ----------

DELAWARE - 1.3%
Delaware Transportation Authority, Revenue Bond, MBIA, 5.00%, 7/1/2011 . . . .   Aaa           1,000,000         1,111,080
                                                                                                               -----------


The  accompanying  notes  are  an  integral  part  of  the financial statements.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004


                                                                                  CREDIT
                                                                                  RATING*       PRINCIPAL         VALUE
                                                                                (UNAUDITED)       AMOUNT        (NOTE 2)
                                                                                -----------  ----------------  -----------
FLORIDA - 5.7%
Florida State, Jacksonville Transportation, Prerefunded
   Balance, G.O. Bond, Series A, 5.00%, 7/1/2027 . . . . . . . . . . . . . . . . Aa2          $  710,000        $  763,200
Florida State Board of Education, Capital Outlay, G.O.
   Bond, Series A, 5.00%, 6/1/2027.. . . . . . . . . . . . . . . . . . . . . . . Aa2             750,000           760,777
Florida State Board of Education, Capital Outlay, Public
   Education, G.O. Bond, Series C, AMBAC, 5.00%,
    6/1/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa             425,000           471,180
Florida State Board of Education, Capital Outlay, Public
   Education, G.O. Bond, Series A, FSA, 4.50%,
    6/1/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa           1,280,000         1,284,186
Florida State Board of Education, Capital Outlay, Public
   Education, G.O. Bond, Series 1994 C, MBIA, 5.60%,
    6/1/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa             135,000           138,345
Hillsborough County, Capital Impt. Program, County
   Center Project,  Revenue Bond, Series B, MBIA,
    5.125%, 7/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa             400,000           412,060
Miami-Dade County, Educational Facilities Authority,
   Revenue Bond, Series A, AMBAC, 5.00%, 4/1/2015. . . . . . . . . . . . . . . . Aaa             510,000           560,459
Tohopekaliga Water Authority, Utility System, Revenue
   Bond, Series A, FSA, 5.00%, 10/1/2028. . . . . . . . . . . . . . . . . . . .  Aaa             510,000           526,748
                                                                                                                ----------
                                                                                                                 4,916,955
                                                                                                                ----------

GEORGIA - 4.8%
Atlanta, Prerefunded Balance, G.O. Bond, 5.60%,
   12/1/2018 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aa3             350,000           370,321
Atlanta, Water & Wastewater, Revenue Bond, Series A,
   MBIA, 5.00%, 11/1/2033 . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             310,000           317,239
Atlanta, Water & Wastewater, Revenue Bond, FSA,
   5.00%, 11/1/2043 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           1,500,000         1,523,205
Georgia State, G.O. Bond, Series B, 5.65%, 3/1/2012 . . . . . . . . . . . . . .  Aaa             200,000           231,206
Georgia State, G.O. Bond, Series B, 4.00%, 3/1/2022 . . . . . . . . . . . . . .  Aaa           1,270,000         1,237,577
Rockdale County, Water & Sewer Authority, Revenue
   Bond, FSA, 5.00%, 7/1/2022. . . . . . . . . . . . . . . . . . . . . . . . .   Aaa             450,000           475,929
                                                                                                                ----------
                                                                                                                 4,155,477
                                                                                                                ----------

HAWAII - 0.3%
Hawaii State, G.O. Bond, Series CH, 6.00%, 11/1/2007. . . . . . . . . . . . . .  Aa3             260,000           285,277
                                                                                                                ----------


ILLINOIS - 4.8%
Aurora, Prerefunded Balance, G.O. Bond, MBIA, 5.80%,
   1/1/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             190,000           190,000
Chicago, G.O. Bond, FGIC, 5.25%, 1/1/2027 . . . . . . . . . . . . . . . . . . .  Aaa             250,000           264,132
Chicago, G.O. Bond, MBIA, Series A, 5.00%, 1/1/2034 . . . . . . . . . . . . . .  Aaa             830,000           845,894
Chicago Neighborhoods Alive 21 Program, G.O. Bond,
   FGIC, 5.375%, 1/1/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             500,000           538,465







The  accompanying  notes  are  an  integral  part  of  the financial statements.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004


                                                                                   CREDIT
                                                                                  RATING*       PRINCIPAL         VALUE
                                                                                (UNAUDITED)       AMOUNT        (NOTE 2)
                                                                                -----------  ----------------  -----------
ILLINOIS (continued)
Cook County, G.O. Bond, Series A, FGIC, 5.00%,
   11/15/2022. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa          $  750,000        $  793,777
Illinois State, Certificate of Participation, Series 1995 A,
    MBIA, 5.60%, 7/1/2010. . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa             100,000           103,675
Illinois State, G.O. Bond, 5.00%, 12/1/2027. . . . . . . . . . . . . . . . . .   Aa3             600,000           617,358
Madison & St. Clair Counties School District No. 010
   Collinsville, School Building, Prerefunded Balance,
    G.O. Bond, FGIC, 5.125%, 2/1/2019. . . . . . . . . . . . . . . . . . . . .   Aaa             500,000           538,280
Rock Island County School District No. 041 Rock Island,
   G.O. Bond, FSA, 5.125%, 12/1/2015 . . . . . . . . . . . . . . . . . . . . .   Aaa             200,000           215,206
                                                                                                                ----------
                                                                                                                 4,106,787
                                                                                                                ----------

INDIANA - 1.8%
Avon Community School Building Corp., Prerefunded
   Balance, Revenue Bond, AMBAC, 5.25%, 1/1/2022. . . . . . . . . . . . . . . .  Aaa             310,000           329,970
Avon Community School Building Corp., Unrefunded
   Balance, Revenue Bond, AMBAC, 5.25%, 1/1/2022. . . . . . . . . . . . . . . .  Aaa             615,000           646,445
Bloomington, Sewage Works, Prerefunded Balance,
   Revenue Bond, MBIA, 5.80%, 1/1/2011. . . . . . . . . . . . . . . . . . . . .  Aaa             150,000           153,000
La Porte County, G.O. Bond, FGIC, 5.20%, 1/15/2018  . . . . . . . . . . . . . .  Aaa             300,000           326,103
Monroe County Community School Corp., Prerefuned
   Balance, Revenue Bond, MBIA, 5.25%, 7/1/2016 . . . . . . . . . . . . . . . .  Aaa             125,000           134,684
                                                                                                                ----------
                                                                                                                 1,590,202
                                                                                                                ----------

IOWA - 1.3%
Indianola Community School District, G.O. Bond, FGIC,
   5.20%, 6/1/2021. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             425,000           458,762
Iowa City, Sewer, Revenue Bond, MBIA, 5.75%,
   7/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             250,000           261,550
Iowa City Community School District, G.O. Bond, FSA,
   4.00%, 6/1/2018. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             425,000           424,112
                                                                                                                ----------
                                                                                                                 1,144,424
                                                                                                                ----------

KANSAS - 1.8%
Derby, Prerefunded Balance, G.O. Bond, Series A,
   FSA, 5.00%, 6/1/2015. . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa             275,000           285,728
Johnson County Unified School District No. 229, G.O.
   Bond, Series A, 5.00%, 10/1/2014 . . . . . . . . . . . . . . . . . . . . . .  Aa1             220,000           234,098
Johnson County Unified School District No. 231,
   Prerefunded Balance, G.O. Bond, Series A, FGIC, 5.75%,
    10/1/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             500,000           567,535
Wyandotte County School District No. 204 Bonner
   Springs, G.O. Bond, Series A, FSA, 5.375%, 9/1/2015. . . . . . . . . . . . .  Aaa             400,000           441,688
                                                                                                                ----------

                                                                                                                 1,529,049
                                                                                                                ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004


                                                                                   CREDIT
                                                                                  RATING*       PRINCIPAL         VALUE
                                                                                (UNAUDITED)       AMOUNT        (NOTE 2)
                                                                                -----------  ----------------  -----------
KENTUCKY - 1.9%
Jefferson County School District Finance Corp., School
   Building, Prerefunded Balance, Revenue Bond, Series A,
    MBIA, 5.00%, 2/1/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa          $  300,000        $  314,907
Kentucky State Turnpike Authority, Economic
   Development, Revenue Bond, AMBAC, 6.50%,
    7/1/2008. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             250,000           283,045
Louisville & Jefferson County, Metropolitan Sewer
   District & Drain System, Revenue Bond, Series A,
    FGIC, 5.20%, 5/15/2026. . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           1,000,000         1,027,120
                                                                                                                ----------
                                                                                                                 1,625,072
                                                                                                                ----------

LOUISIANA - 1.8%
Lafayette Public Power Authority, Revenue Bond,
   Series A, AMBAC, 5.00%, 11/1/2012. . . . . . . . . . . . . . . . . . . . . .  Aaa             730,000           811,446
New Orleans Sewage Service, Revenue Bond, FGIC, 5.25%,
   6/1/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             300,000           321,903
Orleans Parish, Parishwide School District, G.O. Bond,
   Series A, FGIC, 5.125%, 9/1/2016 . . . . . . . . . . . . . . . . . . . . . .  Aaa             400,000           425,356
                                                                                                                ----------
                                                                                                                 1,558,705
                                                                                                                ----------

MAINE - 0.9%
Kennebec Water District, Revenue Bond, FSA, 5.125%,
   12/1/2021. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             750,000           803,302
                                                                                                                ----------

MARYLAND - 0.3%
Baltimore, Water Project, Revenue Bond, Series A,
   FGIC, 5.55%, 7/1/2009. . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             260,000           291,788
                                                                                                                ----------


MASSACHUSETTS - 5.3%
Boston, G.O. Bond, Series A, MBIA, 4.125%, 1/1/2021 . . . . . . . . . . . . . .  Aaa           1,000,000           999,420
Boston, G.O. Bond, Series A, MBIA, 4.125%, 1/1/2022 . . . . . . . . . . . . . .  Aaa             410,000           407,770
Lowell, State Qualified, G.O. Bond, AMBAC, 5.00%,
 2/1/2020 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             500,000           533,940
Massachusetts Bay Transportation Authority, General
   Transportation System, Prerefunded Balance, Revenue
    Bond, Series B, FSA, 5.25%, 3/1/2026. . . . . . . . . . . . . . . . . . . .  Aaa             315,000           328,832
Massachusetts Bay Transportation Authority, General
   Transportation System, Prerefunded Balance, Revenue
    Bond, Series B, FSA, 5.25%, 3/1/2026. . . . . . . . . . . . . . . . . . . .  Aaa             185,000           193,299
Massachusetts State, G.O. Bond, Series C, AMBAC,
    5.75%, 8/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             400,000           455,976
Massachusetts State, G.O. Bond, Series D, 5.25%, 10/1/2014. . . . . . . . . . .  Aa2           1,000,000         1,126,280
Plymouth, G.O. Bond, MBIA, 5.25%, 10/15/2020. . . . . . . . . . . . . . . . . .  Aaa             100,000           109,856
Richmond, G.O. Bond, MBIA, 5.00%, 4/15/2021 . . . . . . . . . . . . . . . . . .  Aaa             400,000           423,236
                                                                                                                ----------
                                                                                                                 4,578,609
                                                                                                                ----------





The  accompanying  notes  are  an  integral  part  of  the financial statements.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004



                                                                                   CREDIT
                                                                                  RATING*       PRINCIPAL         VALUE
                                                                                (UNAUDITED)       AMOUNT        (NOTE 2)
                                                                                -----------  ----------------  -----------

MICHIGAN - 3.9%
Comstock Park Public Schools, G.O. Bond, FSA, 5.50%,
   5/1/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa          $   150,000       $  156,141
Detroit City School District, School Building & Site Impt.,
   G.O. Bond, Series B, FGIC, 5.00%, 5/1/2033 . . . . . . . . . . . . . . . . .  Aaa              750,000          768,960
Holly Area School District, G.O. Bond, FGIC, 5.00%,
   5/1/2022. . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . . .  Aaa              500,000          528,600
Hudsonville Public Schools, G.O. Bond, FGIC, 5.15%,
   5/1/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa              225,000          236,257
Lincoln Park School District, G.O. Bond, FGIC, 5.00%,
   5/1/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa              480,000          499,234
Muskegon Water, Revenue Bond, FSA, 4.75%,
   5/1/2019 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa              565,000          578,289
Oakland County, George W. Kuhn Drain District, G.O.
   Bond, Series B, 5.375%, 4/1/2021 . . . . . . . . . . . . . . . . . . . . . .  Aaa              475,000          513,176
St. Joseph County, Sewer Disposal Systems -
   Constantine, G.O. Bond, FSA, 5.00%, 4/1/2012 . . . . . . . . . . . . . . . .  AAA1             100,000          104,188
                                                                                                                ----------
                                                                                                                 3,384,845
                                                                                                                ----------

MINNESOTA - 1.8%
Albert Lea Independent School District No. 241, G.O.
   Bond, MBIA, 5.00%, 2/1/2018 .. . . . . . . . . . . . . . . . . . . . . . . .  Aaa              500,000          512,675
Big Lake Independent School District No. 727, G.O.
   Bond, MBIA, 5.50%, 2/1/2014. . . . . . . . . . . . . . . . . . . . . . . . .  Aaa              500,000          533,020
Minneapolis, G.O. Bond, Series B, 5.20%, 3/1/2013 . . . . . . . . . . . . . . .  Aa1              300,000          306,075
Western Minnesota Municipal Power Agency, Revenue
   Bond, 6.625%, 1/1/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa              175,000          211,537
                                                                                                                ----------
                                                                                                                 1,563,307
                                                                                                                ----------

MISSISSIPPI - 1.9%
Biloxi Public School District, Revenue Bond, MBIA,
   5.00%, 4/1/2017 . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . .  Aaa              500,000          537,570
De Soto County School District, G.O. Bond, FSA,
   5.00%, 2/1/2013. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            1,000,000        1,095,390
                                                                                                                ----------
                                                                                                                 1,632,960
                                                                                                                ----------

MISSOURI - 0.7%
Metropolitan St. Louis Sewer District Wastewater System,
   Revenue Bond, Series A, MBIA, 3.60%, 5/1/2013. . . . . . . . . . . . . . . .  Aaa              600,000          606,318
                                                                                                                ----------

NEVADA - 2.9%
Clark County Transportation, G.O. Bond, Series A,
 FGIC, 4.50%, 12/1/2019. . . . . . . . . . . . . . . . . . .  . . . . . . . . .  Aaa              500,000          507,475
Clark County Public Facilities, G.O. Bond, Series C,
 FGIC, 5.00%, 6/1/2024. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa              425,000          444,983





The  accompanying  notes  are  an  integral  part  of  the financial statements.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004


                                                                                  CREDIT
                                                                                  RATING*       PRINCIPAL         VALUE
                                                                                (UNAUDITED)       AMOUNT        (NOTE 2)
                                                                                -----------  ----------------  -----------
NEVADA (continued)
Nevada State, Project Nos. 66 & 67, G.O. Bond, Series A,
   FGIC, 5.00%, 5/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa          $  750,000        $  769,830
Truckee Meadows Water Authority, Revenue Bond, Series A, FSA, 5.00%, 7/1/2025.   Aaa             750,000           773,918
                                                                                                                ----------
                                                                                                                 2,496,206
                                                                                                                ----------

NEW JERSEY - 2.6%
Jersey City Water, Prerefunded Balance, G.O. Bond, FSA,
   5.50%, 3/15/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             225,000           244,791
Morris County Impt. Authority, School District, Morris Hills
   Regional District, Revenue Bond, 3.70%, 10/1/2018. . . . . . . . . . . . . .  Aaa             540,000           523,417
North Hudson Sewerage Authority, Revenue Bond,
   FGIC, 5.25%, 8/1/2016. . . . . . . . . . . . . . . . . . . . . . . . . . . .  AAA1            250,000           262,830
South Brunswick Township Board of Education, G.O.
   Bond, MBIA, 4.125%, 8/1/2012 . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           1,200,000         1,257,948
                                                                                                                ----------
                                                                                                                 2,288,986
                                                                                                                ----------

NEW MEXICO- 0.9%
New Mexico Finance Authority, Public Project Revolving
   Fund, Revenue Bond, Series A, MBIA, 3.25%,
    6/1/2013. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             805,000           779,956
                                                                                                                ----------

NEW YORK - 4.8%
Erie County, Public Impt., G.O. Bond, Series A, FGIC,
   5.00%, 9/1/2014. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             380,000           416,035
Mount Morris Central School District, G.O. Bond, FGIC,
   4.125%, 6/15/2014 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa           1,290,000         1,351,339
New York City Municpal Water Finance Authority,
   Revenue Bond, Series E, FGIC, 5.00%, 6/15/2026 . . . . . . . . . . . . . . .  Aaa             750,000           774,187
Orange County, G.O. Bond, 5.125%, 9/1/2024. . . . . . . . . . . . . . . . . . .  Aa1             500,000           531,805
Orange County, G.O. Bond, Series A, 3.00%, 11/1/2006. . . . . . . . . . . . . .  Aa1             500,000           507,565
Spencerport Central School District, G.O. Bond, FSA,
   5.00%, 11/15/2012. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             350,000           383,719
Westchester County, G.O. Bond, 4.75%, 11/15/2016. . . . . . . . . . . . . . . .  Aaa              15,000            15,856
Westchester County, Unrefunded Balance, G.O. Bond,
   4.75%, 11/15/2016. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             135,000           138,772
                                                                                                                ----------
                                                                                                                 4,119,278
                                                                                                                ----------

NORTH CAROLINA - 2.0%
Cary, G.O. Bond, 5.00%, 3/1/2018. . . . . . . . . . . . . . . . . . . . . . . .  Aaa             700,000           755,244
Raleigh, G.O. Bond, 4.40%, 6/1/2017 . . . . . . . . . . . . . . . . . . . . . .  Aaa             250,000           258,842
Union County, Prerefunded Balance, G.O. Bond, Series B,
   FGIC, 5.30%, 3/1/2013. . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             250,000           278,558
Wilson, G.O. Bond, AMBAC, 5.10%, 6/1/2019 . . . . . . . . . . . . . . . . . . .  Aaa             400,000           432,760
                                                                                                                ----------
                                                                                                                 1,725,404
                                                                                                                ----------


The  accompanying  notes  are  an  integral  part  of  the financial statements.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004


                                                                                  CREDIT
                                                                                  RATING*       PRINCIPAL         VALUE
                                                                                (UNAUDITED)       AMOUNT        (NOTE 2)
                                                                                -----------  ----------------  -----------
OHIO - 2.5%
Cleveland, Various Purposes, G.O. Bond, MBIA, 5.00%,
   12/1/2012. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa          $1,140,000       $1,267,053
Oak Hills Local School District, G.O. Bond, MBIA,
   5.125%, 12/1/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa             490,000          516,867
Springfield City School District, G.O. Bond, FGIC,
   5.20%, 12/1/2023. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa             325,000          350,558
                                                                                                                ----------
                                                                                                                2,134,478
                                                                                                                ----------

OKLAHOMA - 0.9%
Oklahoma State Turnpike Authority, Revenue Bond,
   Series A, FGIC, 5.00%, 1/1/2023 . . . . . . . . . . . . . . . . . . . . . .   Aaa             750,000          789,277
                                                                                                                ----------

OREGON - 3.8%
Josephine County Unit School District Three Rivers,
   G.O. Bond, FSA, 5.25%, 6/15/2017 . . . . . . . . . . . . . . . . . . . . . .  Aaa             825,000          906,262
Oregon State Board of Higher Education, G.O. Bond,
   Series B, 5.00%, 8/1/2033. . . . . . . . . . . . . . . . . . . . . . . . . .  Aa3           1,500,000        1,519,530
Salem, Pedestrian Safety Impts., Prerefunded Balance,
   G.O. Bond, FGIC, 5.50%, 5/1/2010 . . . . . . . . . . . . . . . . . . . . . .  Aaa             255,000          266,013
Washington County School District No. 015 Forest Grove,
   G.O. Bond, FSA, 5.50%, 6/15/2017 . . . . . . . . . . . . . . . . . . . . . .  Aaa             500,000          558,245
                                                                                                                ----------
                                                                                                                3,250,050
                                                                                                                ----------

PENNSYLVANIA - 1.3%
Beaver County, G.O. Bond, MBIA, 5.15%, 10/1/2017. . . . . . . . . . . . . . . .  Aaa             300,000          318,882
Cambria County, Prerefunded  Balance, G.O. Bond,
   Series A, FGIC, 6.10%, 8/15/2016 . . . . . . . . . . . . . . . . . . . . . .  Aaa              65,000           66,498
Pennsylvania State Turnpike Commission, Revenue
   Bond, AMBAC, 5.375%, 7/15/2019 . . . . . . . . . . . . . . . . . . . . . . .  Aaa             530,000          586,259
Philadelphia, Water & Wastewater, Revenue Bond,
   MBIA, 5.60%, 8/1/2018. . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa              20,000           20,859
Philadelphia, Water & Wastewater, Unrefunded Balance,
   Revenue Bond, MBIA, 5.60%, 8/1/2018. . . . . . . . . . . . . . . . . . . . .  Aaa             130,000          134,957
                                                                                                                ----------
                                                                                                                1,127,455
                                                                                                                ----------

SOUTH CAROLINA - 4.0%
Beaufort County School District, G.O. Bond, Series A,
   5.00%, 3/1/2020. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa1             500,000          534,060
Orangeburg County Consolidated School District 5, G.O.
   Bond, 5.625%, 3/1/2019 . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa1             800,000          886,048
South Carolina, Transportation Infrastructure Bank,
   Revenue Bond, Series A, AMBAC, 5.25%, 10/1/2021. . . . . . . . . . . . . . .  Aaa           1,500,000        1,629,870
South Carolina State Highway, Prerefunded Balance,
   G.O. Bond, Series B, 5.625%, 7/1/2010. . . . . . . . . . . . . . . . . . . .  Aaa             350,000          374,528
                                                                                                                ----------
                                                                                                                3,424,506
                                                                                                                ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004



                                                                                  CREDIT
                                                                                  RATING*       PRINCIPAL         VALUE
                                                                                (UNAUDITED)       AMOUNT        (NOTE 2)
                                                                                -----------  ----------------  -----------
SOUTH DAKOTA - 0.8%
Rapid City Area School District No. 51-4, Capital Outlay
   Certificates, G.O. Bond, FSA, 4.75%, 1/1/2018. . . . . . . . . . . . . . . .  Aaa          $  650,000        $  678,984
                                                                                                                ----------

TENNESSEE - 2.2%
Cleveland, Water & Sewer, Prerefunded Balance, G.O. Bond,
   FGIC, 5.35%, 9/1/2023. . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             450,000           485,253
Johnson City School Sales Tax, Prerefunded Balance,
   G.O. Bond, AMBAC, 6.70%, 5/1/2021. . . . . . . . . . . . . . . . . . . . . .  Aaa             350,000           370,555
Rhea County, G.O. Bond, MBIA, 5.00%, 4/1/2018 . . . . . . . . . . . . . . . . .  Aaa             950,000         1,019,759
                                                                                                                ----------
                                                                                                                 1,875,567
                                                                                                                ----------

TEXAS - 5.4%
Brazoria County, G.O. Bond, FGIC, 4.75%, 9/1/2011 . . . . . . . . . . . . . . .  Aaa             445,000           471,402
Brazos River Authority, Revenue Bond, Series B, FGIC, 4.25%, 12/1/2017. . . . .  Aaa           1,125,000         1,133,663
McKinney Waterworks & Sewer, Revenue Bond, FGIC,
   4.75%, 3/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           1,000,000         1,018,500
North Texas Municipal Water District, Regional
   Wastewater, Revenue Bond, FSA, 5.00%, 6/1/2012 . . . . . . . . . . . . . . .  Aaa             150,000           158,484
Richardson Independent School District, G.O. Bond,
   Series B, 5.00%, 2/15/2021 . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             500,000           521,165
San Patricio Municipal Water District, Revenue Bond,
   FSA, 5.20%, 7/10/2028. . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             490,000           516,024
Southlake Waterworks & Sewer System, G.O. Bond,
   AMBAC, 5.30%, 2/15/2011. . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             350,000           361,158
Waller Consolidated Independent School District, G.O.
   Bond, 4.75%, 2/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             500,000           508,740
                                                                                                                ----------
                                                                                                                 4,689,136
                                                                                                                ----------

UTAH - 3.1%
Alpine School District, Prerefunded Balance, G.O. Bond,
   FGIC, 5.375%, 3/15/2009. . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             250,000           263,220
Mountain Regional Water Special Service District,
   Revenue Bond, MBIA, 5.00%, 12/15/2030. . . . . . . . . . . . . . . . . . . .  Aaa           1,240,000         1,273,294
St. George, Parks and Recreation, G.O. Bond, AMBAC,
   4.00%, 8/1/2019. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             795,000           787,177
Utah State Building Ownership Authority, Revenue
   Bond, Series C, FSA, 5.50%, 5/15/2011. . . . . . . . . . . . . . . . . . . .  Aaa             300,000           338,943
                                                                                                                ----------
                                                                                                                 2,662,634
                                                                                                                ----------

VIRGINIA - 0.6%
Richmond, G.O. Bond, Series B, FSA, 4.75%, 7/15/2023. . . . . . . . . . . . . .  Aaa             400,000           413,032
Spotsylvania County Water & Sewer Systems, Revenue
   Bond, MBIA, 5.25%, 6/1/2016. . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             130,000           140,139
                                                                                                                ----------
                                                                                                                   553,171
                                                                                                                ----------





The  accompanying  notes  are  an  integral  part  of  the financial statements.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004


                                                                                 CREDIT         PRINCIPAL
                                                                                  RATING*         AMOUNT/         VALUE
                                                                                (UNAUDITED)       SHARES         (NOTE 2)
                                                                                -----------  ----------------  -----------
WASHINGTON - 2.5%
Franklin County, G.O. Bond, FGIC, 5.125%, 12/1/2022. . . . . . . . . . . . . .   Aaa          $1,000,000        $1,059,920
King County, G.O. Bond, Series B, MBIA, 5.00%,
   1/1/2030. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa             400,000           404,580
Seattle, Prerefunded Balance, G.O. Bond, Series A, 5.75%,
   1/15/2020 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aa1             230,000           238,441
Washington State, G.O. Bond, Series A, 5.00%, 1/1/2023 . . . . . . . . . . . .   Aa1             410,000           427,368
                                                                                                                ----------
                                                                                                                 2,130,309
                                                                                                                ----------

WISCONSIN - 3.8%
East Troy School District, G.O. Bond, Series A, MBIA,
   4.625%, 10/1/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa             400,000           409,644
Kenosha, G.O. Bond, Series B, FSA, 5.00%, 9/1/2011 . . . . . . . . . . . . . .   Aaa             765,000           847,674
Oshkosh, Corporate Purposes, G.O. Bond, Series A,
   FGIC, 5.05%, 12/1/2021. . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa             450,000           474,507
Stoughton Area School District, G.O. Bond, FGIC,
   4.875%, 4/1/2016. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa             500,000           527,915
Two Rivers Public School District, Prerefunded Balance,
   G.O. Bond, FSA, 5.625%, 3/1/2019. . . . . . . . . . . . . . . . . . . . . .   Aaa             415,000           470,033
Washington County, Workforce Development Center,
   G.O. Bond, 3.75%, 3/1/2007. . . . . . . . . . . . . . . . . . . . . . . . .   Aa2              25,000            25,752
West De Pere School District, G.O. Bond, Series A,
   FSA, 5.25%, 10/1/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa             500,000           548,190
                                                                                                                ----------
                                                                                                                 3,303,715
                                                                                                                ----------

TOTAL MUNICIPAL SECURITIES
(Identified Cost $79,386,443). . . . . . . . . . . . . . . . . . . . . . . . .                                  83,073,128
                                                                                                                ----------

SHORT-TERM INVESTMENTS - 2.6%
Dreyfus Municipal Reserves - Class R
(Identified Cost $2,235,245) . . . . . . . . . . . . . . . . . . . . . . . . .                 2,235,245         2,235,245
                                                                                                                ----------

TOTAL INVESTMENTS - 98.7%
(Identified Cost $81,621,688) . . . . . . . . .  . . . . . . . . . . . . . . .                                  85,308,373

OTHER ASSETS, LESS LIABILITIES - 1.3% . . . . . . . .. . . . . . . . . . . . .                                   1,132,631
                                                                                                                ----------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                $ 86,441,004
                                                                                                              ============

KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement
No. - Number

Scheduled principal and interest payments are guaranteed by:
AMBAC (AMBAC Assurance Corp.)
FGIC (Financial Guaranty Insurance Co.)
FSA (Financial Security Assurance)
MBIA (MBIA, Inc.)
The insurance does not guarantee the market value of the municipal bonds.

*Credit ratings from Moody's (unaudited)
1Credit ratings from S&P (unaudited)


The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies:
MBIA - 25.3%, FGIC - 24.0%; FSA - 18.3%; AMBAC - 10.9%.






The  accompanying  notes  are  an  integral  part  of  the financial statements.





STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2004


ASSETS:
Investments, at value (identified cost $81,621,688) (Note 2)  $85,308,373
Interest receivable. . . . . . . . . . . . . . . . . . . . .    1,081,043
Receivable for fund shares sold. . . . . . . . . . . . . . .      133,889
Dividends receivable . . . . . . . . . . . . . . . . . . . .        2,407
                                                              -----------
TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . .   86,525,712
                                                              -----------
LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . .       35,819
Accrued fund accounting and transfer agent fees (Note 3) . .       11,061
Accrued chief compliance officer services (Note 3) . . . . .          522
Audit fees payable . . . . . . . . . . . . . . . . . . . . .       24,331
Payable for fund shares repurchased. . . . . . . . . . . . .        5,579
Other payables and accrued expenses. . . . . . . . . . . . .        7,396
                                                              -----------
TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . .       84,708
                                                              -----------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  $86,441,004
                                                              ===========

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . .  $    78,683
Additional paid-in-capital . . . . . . . . . . . . . . . . .   82,330,121
Undistributed net investment income. . . . . . . . . . . . .      341,015
Accumulated net realized gain on investments . . . . . . . .        4,500
Net unrealized appreciation on investments . . . . . . . . .    3,686,685
                                                              -----------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  $86,441,004
                                                              ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($86,441,004/7,868,344 shares) . . . . . . .  $     10.99
                                                              ===========




The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENT OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2004


INVESTMENT INCOME:
Interest. . . . . . . . . . . . . . . . . . . . . . .  $3,332,917
Dividends . . . . . . . . . . . . . . . . . . . . . .      25,991
                                                       ----------
Total Investment Income . . . . . . . . . . . . . . .   3,358,908
                                                       ----------
EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . .     381,896
Fund accounting and transfer agent fees (Note 3). . .     129,600
Directors' fees (Note 3). . . . . . . . . . . . . . .       8,202
Chief compliance officer services (Note 3). . . . . .         550
Custodian fees. . . . . . . . . . . . . . . . . . . .      12,301
Miscellaneous . . . . . . . . . . . . . . . . . . . .      55,679
                                                       ----------
Total Expenses. . . . . . . . . . . . . . . . . . . .     588,228
                                                       ----------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . .   2,770,680
                                                       ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments. . . . . . . . . . .      79,105
Net change in unrealized appreciation on investments.      85,958
                                                       ----------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS . . . . . . . . . . . . . . . . . . . . .     165,063
                                                       ----------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS. . . . . . . . . . . . . . . . . . . . . .  $2,935,743
                                                       ==========





The  accompanying  notes  are  an  integral  part  of  the financial statements.





STATEMENTS OF CHANGES IN NET ASSETS


                                                         FOR THE       FOR THE
                                                        YEAR ENDED    YEAR ENDED
                                                         12/31/04      12/31/03
                                                       ------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income . . . . . . . . . . . . . . . .  $ 2,770,680   $ 2,130,338
Net realized gain on investments. . . . . . . . . . .       79,105       319,082
Net change in unrealized appreciation on
investments . . . . . . . . . . . . . . . . . . . . .       85,958       125,002
                                                       ------------  ------------
Net increase from operations. . . . . . . . . . . . .    2,935,743     2,574,422
                                                       ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 7):

From net investment income. . . . . . . . . . . . . .   (3,183,863)   (1,999,555)
From net realized gain on investments . . . . . . . .      (64,781)     (326,217)
                                                       ------------  ------------
Total distributions to shareholders . . . . . . . . .   (3,248,644)   (2,325,772)
                                                       ------------  ------------
CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions (Note 5)   23,000,395     8,336,031
                                                       ------------  ------------
Net increase in net assets. . . . . . . . . . . . . .   22,687,494     8,584,681

NET ASSETS:

Beginning of year . . . . . . . . . . . . . . . . . .   63,753,510    55,168,829
                                                       ------------  ------------
END OF YEAR (including undistributed net investment
income of $341,015 and $744,374, respectively). . . .  $86,441,004   $63,753,510
                                                       ============  ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.






FINANCIAL HIGHLIGHTS




                                                                FOR THE YEARS ENDED
                                              12/31/04  12/31/03    12/31/02    12/31/01    12/31/00
                                              --------  --------    --------    --------    --------


PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH YEAR):
NET ASSET VALUE - BEGINNING OF YEAR. . . . .   $11.04  $   11.00   $   10.54   $   10.57   $    9.74
                                              --------  --------    --------    --------    --------
Income (loss) from investment operations:
Net investment income. . . . . . . . . . . .     0.37       0.41        0.44        0.45        0.43
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . .     0.04       0.10        0.51       (0.06)       0.81
                                              --------  --------    --------    --------    --------
Total from investment operations . . . . . .     0.41       0.51        0.95        0.39        1.24
                                              --------  --------    --------    --------    --------
Less distributions to shareholders:
From net investment income . . . . . . . . .    (0.45)     (0.41)      (0.41)      (0.41)      (0.41)
From net realized gain on investments. . . .    (0.01)     (0.06)      (0.08)      (0.01)         --
                                              --------  --------    --------    --------    --------
Total distributions to shareholders. . . . .    (0.46)     (0.47)      (0.49)      (0.42)      (0.41)
                                              --------  --------    --------    --------    --------
NET ASSET VALUE - END OF YEAR. . . . . . . .   $10.99     $11.04      $11.00      $10.54      $10.57
                                              ========  ========    ========    ========    ========

Total return1. . . . . . . . . . . . . . . .     3.80%      4.65%       9.21%       3.72%      12.92%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses . . . . . . . . . . . . . . . . . . .   0.77%     0.78%       0.82%       0.78%       0.76%
Net investment income. . . . . . . . . . . .     3.63%     3.83%       4.07%       4.26%       4.55%

Portfolio turnover . . . . . . . . . . . . . .    5%         7%        11%          3%          1%

NET ASSETS - END OF YEAR (000's omitted) . . .  $86,441   $63,754    $55,169      $53,266     $46,649
                                               ========  ========   =========    =========   =========


1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions.




The accompanying notes are an integral part of the financial statements.

Notes  to  Financial  Statements

1.  ORGANIZATION

Diversified Tax Exempt Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. Shares of the Series are offered to investors, employees and clients of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of December 31, 2004, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as Diversified Tax Exempt Series common stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the "Service"). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund's Board of Directors.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in regulated investment companies are valued at their net asset value per share on valuation date.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily. Expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes  to  Financial  Statements

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders  of  net  investment  income are made quarterly.
Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund's Chief Compliance Officer's salary, which is paid by the Fund, and the Special Assistant Secretary's salary, which is paid by BISYS), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

The Advisor has voluntarily agreed, until at least December 31, 2005, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 0.78% of average daily net assets each year. For the year ended December 31, 2004, the Advisor did not waive its management fee or reimburse any Series' expenses.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund pays the Advisor an annual fee of 0.15% of the Fund's average daily net assets up to $900 million, 0.11% for the Fund's average daily net assets between $900 million and $1.5 billion, and 0.07% for the Fund's average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund's Compliance Program, are charged. Expenses not directly attributable to a series are allocated based on each series'

Notes  to  Financial  Statements
relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the year ended December 31, 2004, purchases and sales of securities, other than short-term securities, were $26,382,014 and $3,694,950, respectively.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Diversified  Tax  Exempt  Series  were:



                        For the Year                    For the Year
                       Ended 12/31/04                 Ended 12/31/03
             ---------------------------------  -------------------------

                 Shares            Amount         Shares       Amount
             ---------------  ----------------  ----------  -------------
Sold. . . .       2,625,078   $    28,823,549   1,496,388   $ 16,440,087
Reinvested.         281,111         3,071,337     200,366      2,212,673
Repurchased        (815,090)       (8,894,491)   (933,712)   (10,316,729)
             ---------------  ----------------  ----------  -------------
Total . . .       2,091,099   $    23,000,395     763,042   $  8,336,031
             ===============  ================  ==========  =============


Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on December 31, 2004.

7.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of net investment income or gains and losses, including market discount. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The  tax  character  of  distributions  paid  were  as  follows:



                          For the Year     For the Year
                         Ended 12/31/04   Ended 12/31/03
                         ---------------  ---------------
Ordinary income . . . .  $        40,000  $        18,348
Tax exempt income . . .        3,143,863        1,982,106
Long-term capital gains           64,781          325,318

Notes  to  Financial  Statements

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Series hereby designates the long-term capital gains disclosed above as capital gain for its taxable year ended December 31, 2004. In addition, the Series hereby designates the tax exempt income disclosed above as tax exempt dividends for the year ended December 31, 2004.

At December 31, 2004, the tax basis components of distributable earnings and the net unrealized appreciation based on identified cost for federal income tax purposes were as follows:



Cost for federal income tax purposes.  $81,587,909

Unrealized appreciation . . . . . . .  $ 3,781,938
Unrealized depreciation . . . . . . .      (61,474)
                                       ------------
Net unrealized appreciation . . . . .  $ 3,720,464
Undistributed tax exempt income . . .      307,236
Undistributed long-term capital gains        4,500

Report  of  Independent  Registered  Public  Accounting  Firm




TO THE BOARD OF DIRECTORS OF EXETER FUND, INC. AND SHAREHOLDERS OF DIVERSIFIED TAX EXEMPT SERIES:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Diversified Tax Exempt Series (a series of Exeter Fund, Inc., hereafter referred to as the "Series") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS  LLP
BOSTON,  MASSACHUSETTS
FEBRUARY  10,  2005




Directors' and Officers' Information (unaudited)


The Statement of Additional Information provides additional information about the Fund's directors and officers and can be obtained without charge by calling 1-800-466-3863, at www.manningnapieradvisors.com or on the EDGAR Database on the SEC Internet
web site (http:\\www.sec.gov).  The following chart shows certain information about the Fund's officers and directors, including their principal occupations during the last five years.  Unless specific dates are provided, the individuals have held the listed positions for longer than five years.

INTERESTED DIRECTOR
Name: . . .. . . . . . . . . . . . . . . . . . . . . . . B. Reuben Auspitz*
Address: . . . . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                         Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . . . . 57
Current Position(s) Held with Fund:. . . . . . . . . . . Principal Executive Officer, President, Chairman & Director
Term of Office1 & Length of Time Served: . . . . . . . . Indefinite - Director since 1984; Vice President 1984 - 2003;
                                                         President since 2004; Principal Executive Officer Since 2002
Principal Occupation(s) During Past 5 Years: . . . . . . Executive Vice President, Co-Executive Director, Executive Group
                                                         Member** & Chief Compliance Officer since 2004, Manning & Napier
                                                         Advisors, Inc.;  President & Director, Manning & Napier Investor Services,
                                                         Inc.;  Holds or has held one or more of the following titles for various subsidiaries and affiliates:  President, Vice President, Director,
                                                         Chairman, Treasurer, Chief Compliance Officer or Member
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Stephen B. Ashley
Address: . . . . . . . .  . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  64
Current Position(s) Held with Fund: . . . . . . . . . .  Director, Audit Committee Member, Governance & Nominating
                                                         Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1996
Principal Occupation(s) During Past 5 Years:. . . . . .  Chairman, Director, President & Chief Executive Officer,
                                                         The Ashley Group (property management and investment)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  Genesee Corp., The Ashley Group, Fannie Mae
-----------------------------------------------------------------------------------------------------------------------------------
Name:. . . .  . . . . . . . . . . . . . . . . . . . . .  Martin F. Birmingham
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  83
Current Position(s) Held with Fund: . . . . . . . . . .  Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1994
Principal Occupation(s) During Past 5 Years:. . . . . .  Advisory Trustee, The Freedom Forum (nonpartisan, international foundation)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Peter L. Faber
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  66
Current Position(s) Held with Fund: . . . . . . . . . .  Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1987
Principal Occupation(s) During Past 5 Years:. . . . . .  Partner, McDermott, Will & Emery LLP (law firm)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  Partnership for New York City, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Harris H. Rusitzky
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  70
Current Position(s) Held with Fund:. . . . . .  . . . .  Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1985
Principal Occupation(s) During Past 5 Years:. . . . . .  President, The Greening Group (business consultants)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A

Directors'  and  Officers'  Information  (unaudited)


OFFICERS
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Jeffrey S. Coons, Ph.D., CFA
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  41
Current Position(s) Held with Fund: . . . . . . . . . .  Vice President
Term of Office1 & Length of Time Served:. . . . . . . .  Since 2004
Principal Occupation(s) During Past 5 Years:. . . . . .  Co-Director of Research since 2002 & Executive Group Member**,
                                                         Manning & Napier Advisors, Inc.; Managing Director - Risk Management,
                                                         Manning & Napier Advisors, Inc., 1993-2002;  Holds one or more of the following titles for various subsidiaries and affiliates: President,
                                                         Director, Treasurer or Senior Trust Officer
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Christine Glavin
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  38
Current Position(s) Held with Fund: . . . . . . . . . .  Principal Financial Officer, Chief Financial Officer
Term of Office1 & Length of Time Served:. . . . . . . .  Principal Financial Officer since 2002; Chief Financial Officer since 2001
Principal Occupation(s) During Past 5 Years: . .  . . .  Fund Accounting Manager, Manning & Napier Advisors, Inc.
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Jodi L. Hedberg
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  37
Current Position(s) Held with Fund: . . . . . . . . . .  Corporate Secretary, Chief Compliance Officer, Anti-Money Laundering
                                                         Compliance Officer
Term of Office1 & Length of Time Served:. . . . . . . .  Corporate Secretary since 1997; Chief Compliance Officer since 2004
Principal Occupation(s) During Past 5 Years:. . . . . .  Compliance Manager, Manning & Napier Advisors, Inc. & affiliates
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Alaina V. Metz
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:  . . . . . . . . . . . . . . . . . . . . . . . . .  37
Current Position(s) Held with Fund: . . . . . . . . . .  Special Assistant Secretary
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 2002
Principal Occupation(s) During Past 5 Years:. . . . . .  Vice President, BISYS Fund Services Ohio, Inc. (mutual fund servicing company)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:, . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
*Interested Director, within the meaning of the Investment Company Act of 1940 by reason of his position with the Fund's investment advisor and distributor.  Mr. Auspitz serves as the Executive Vice President and Director, Manning & Napier Advisors, Inc. and
President and Director, Manning & Napier Investor Services, Inc., the Fund's distributor.
**The Executive Group, which consists of six members, performs the duties of the Office of the President, effective May 1, 2003.
1The term of office for President, Vice President, Chief Financial Officer, and Corporate Secretary is one year and until their respective successors are chosen and qualified.  All other officers' terms are indefinite.

(This  page  intentionally  left  blank)

LITERATURE  REQUESTS  (UNAUDITED)

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  Securities  and  Exchange
     Commission's  (SEC)  web  site     http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  SEC's  web  site               http://www.sec.gov


QUARTERLY  PORTFOLIO  HOLDINGS
--------------------------------------------------------------------------------
The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and is available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  SEC's  web  site               http:\\www.sec.gov

The Series' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)
--------------------------------------------------------------------------------
The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  SEC's  web  site               http://www.sec.gov
On  the  Advisor's  web  site           http://www.manningnapieradvisors.com


ADDITIONAL  INFORMATION  AVAILABLE  AT  WWW.MANNINGNAPIERADVISORS.COM
--------------------------------------------------------------------------------
1.     Annual  Report  (most  recent)
2.     Fund  Holdings  -  month-end
3.     Fund  Holdings  -  quarter-end
4.     Semi-Annual  Report  (most  recent)

Exeter  Fund,  Inc.
Annual  Report
December  31,  2004
New  York  Tax  Exempt  Series

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

Sometimes the market goes up, sometimes the market goes down, and other times it remains the same. The nice thing about the municipal bond market, aside from the fact that it tends not to rise or fall too much, is that when it remains the same, the investor at least earns his or her coupon. That is essentially what happened in 2004. After posting a negative return through the first two quarters of the year, the market rebounded nicely during the last two quarters of the year. It was not that municipal yields remained stable: in fact, short-term interest rates were significantly higher while long-term rates were a touch lower. Nor was it a case of municipal credit spreads remaining unchanged: they actually compressed somewhat. It was the confluence of all three that resulted in the overall municipal market posting an aggregate return that was very similar to its coupon at the start of the year.

The short end of the municipal bond curve, as is true for the short end of all interest rate curves, was driven by the actions of the Federal Reserve (the "Fed"). The Fed began to raise the targeted Fed Funds rate (the rate at which banks lend over night to each other) at the end of June. By the end of the year it had acted on five separate occasions, pushing the target up from 1.00% to 2.25%. Aside from the fact that the target was especially low at 1.00%, those moves were driven initially by the fact that the economy had finally started to exhibit some traction. Secondary reasons included a doubling of oil prices, which helped push the year-over-year inflation figures up substantially (above 3% for CPI and 4% for PPI), and a dollar that was depreciating relative to most other currencies. As the year came to a close, the minutes of the Federal Open Market Committee suggested that the Fed would continue to push up short-term rates given the potential for upside surprises when it came to inflation.

The long end of the municipal bond curve was impacted by the economic fundamentals. There were signs of economic traction during the first half of the year, but it was never smooth sailing, and some headwinds have started to blow. Mediocre job growth was an economic concern going into the second half of the year and remained so throughout the last half of the year. A healthy economy usually generates more than 200,000 new jobs each month; during the second half of the year, the only month when that happened was October. The average over the last six months of the year was a somewhat disappointing 168,000. Additional headwinds included a bit of a slowdown in consumer spending, which translated into a good, but not great, holiday shopping season, and a slowdown in the growth rate of corporate profits.

The New York Tax Exempt Series tracked the overall market as it essentially earned its coupon in 2004. Its total return for the calendar year 2004 was 2.83%, while its second half return was 3.86%. The Merrill Lynch Intermediate Municipal Bond Index was up 3.44% for the year and 4.31% over the last two quarters of the year. The Series' total return was slightly behind the performance of the benchmark due to a higher quality bias that makes the Series' yield slightly lower than that of the Index. We also tend to buy more in the way of intermediate term bonds given a dearth of attractively priced longer-term New York State bonds. That acted as a bit of a drag on performance during the second half of the year.

When it comes to the financial markets, including the municipal market, nothing ever remains the same. Municipal yields will fluctuate; sometimes it is due to policy actions, and other times in response to cyclical pressures; market specific factors can play a role as well. All are important considerations, but the key to investment success remains a focus on the secular (i.e., non-cyclical) forces that drive interest rates. That has been the approach that we have thrived upon, and it is the approach that we will continue to apply going forward.

As always, we appreciate your business and wish you all the best in the new year.

Sincerely,

EXETER  ASSET  MANAGEMENT

Performance  Update  as  of  December  31,  2004  (unaudited)




                                                        Average Annual Total Returns
                                                          As of December 31, 2004
                                                    ----------------------------------

                                                    One     Five     Ten      Since
                                                    Year    Year     Year   Inception1
                                                    -----  -----   ------   ----------
Exeter Fund, Inc. - New York Tax Exempt Series2.    2.83%   6.48%   6.14%      4.91%

Merrill Lynch Intermediate Municipal Bond Index3    3.44%   6.67%   6.49%      5.63%





The following graph compares the value of a $10,000 investment in the Exeter Fund, Inc. - New York Tax Exempt Series from its inception1 (1/17/94) to present (12/31/04) to the Merrill Lynch Intermediate Municipal Bond Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:




               Exeter Fund, Inc.                 Merrill Lynch
Date      New York Tax Exempt Series2  Intermediate Municipal Bond Index3
--------  ---------------------------  ----------------------------------
1/17/94.  $                    10,000  $                           10,000
12/94. .                        9,318                               9,719
12/95. .                       10,882                              11,020
12/96. .                       11,243                              11,532
12/97. .                       12,180                              12,419
12/98. .                       12,853                              13,197
12/99. .                       12,349                              13,196
12/00. .                       13,861                              14,468
12/01. .                       14,410                              15,213
12/02. .                       15,823                              16,807
12/03. .                       16,441                              17,616
12/31/04                       16,906                              18,222



1Performance numbers for the Series and Index are calculated from January 17, 1994, the Series' inception date.
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3The unmanaged Merrill Lynch Intermediate Municipal Bond Index is a market value weighted measure of approximately 500 municipal bonds issued across the United States. The Index is comprised of investment grade securities. Index returns assume reinvestment of coupons and, unlike Series returns, do not reflect any fees or expenses.

Shareholder  Expense  Example  (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and exchange fees and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE  FOR  COMPARISON  PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value    During Period*
                                 7/1/04         12/31/04     7/1/04-12/31/04
                             ------------------------------------------------
Actual. . . . . . . . . . .  $     1,000.00  $     1,038.60  $           3.84
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,021.37  $           3.81



*Expenses are equal to the Series' annualized expense ratio (for the six-month period) of 0.75%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Based on the most recent fiscal half year, the Series' expense ratio may differ from the expense ratio based on one-year data in the financial highlights.

Portfolio  Composition  as  of  December  31,  2004  (unaudited)

<graphic>
<pie  chart>


BOND TYPES1

Certificate of Participation . . . . . . . . . . . . . . . . . .   0.3%
General Obligation Bonds . . . . . . . . . . . . . . . . . . . .  64.1%
Revenue Bonds. . . . . . . . . . . . . . . . . . . . . . . . . .  30.4%
Cash, short-term investments, and other assets, less liabilities   5.2%

1As a percentage of net assets.





<graphic>
<pie  chart>


QUALITY RATINGS2
Aaa. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  87.5%
Aa . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4.5%
A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2.4%
Baa. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   0.4%
Cash, short-term investments, and other assets, less liabilities   5.2%

2Using Moody's ratings, as a percentage of net assets.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004



                                                                                               CREDIT
                                                                                               RATING*    PRINCIPAL      VALUE
                                                                                             (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                             -----------  ----------  -----------
NEW YORK MUNICIPAL SECURITIES - 94.8%
Amherst, Public Impt., G.O. Bond, FGIC, 4.625%,
 3/1/2007. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . .  Aaa        $  200,000  $  210,128
Arlington Central School District, G.O. Bond, MBIA,
 4.625%, 12/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           845,000     860,810
Arlington Central School District, G.O. Bond, MBIA,
 4.625%, 12/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           365,000     370,884
Auburn City School District, G.O. Bond, FGIC, 4.55%,
 12/1/2006. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           385,000     402,129
Bayport-Blue Point Union Free School District, G.O. Bond,
 FGIC, 5.60%, 6/15/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           250,000     266,407
Beacon City School District, G.O. Bond, MBIA, 5.60%,
 7/15/2019. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           500,000     568,590
Brighton Central School District, G.O. Bond, FSA,
 5.40%, 6/1/2012. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           250,000     266,135
Broome County, Public Safety Facility, Certificate of
 Participation, MBIA, 5.00%, 4/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           250,000     255,542
Buffalo, G.O. Bond, Series A, MBIA, 5.00%, 12/1/2009. . . . . . . . . . . . . . . . . . . . .  Aaa           150,000     156,708
Buffalo, G.O. Bond, Series A, AMBAC, 5.20%,
 2/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           250,000     268,590
Buffalo Municipal Water Finance Authority, Water
 Systems, Revenue Bond, Series A, FGIC, 5.00%, 7/1/2028 . . . . . . . . . . . . . . . . . . .  Aaa           750,000     775,297
Cattaraugus County, Public Impt., G.O. Bond, AMBAC,
 5.00%, 8/1/2007. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           300,000     320,337
Clyde-Savannah Central School District, G.O. Bond,
 FGIC, 5.00%, 6/1/2013. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           500,000     555,330
Colonie, G.O. Bond, MBIA, 5.20%, 8/15/2008. . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           100,000     103,843
Dryden Central School District, G.O. Bond, FSA, 5.50%,
 6/15/2011. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           200,000     206,838
East Aurora Union Free School District, G.O. Bond,
 FGIC, 5.20%, 6/15/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           300,000     310,086
Eastchester, Public Impt., G.O. Bond, Series B, FSA,
 4.90%, 10/15/2011. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           385,000     400,431
Ellenville Central School District, G.O. Bond, FSA,
 5.375%, 5/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           210,000     222,413
Ellenville Central School District, G.O. Bond, AMBAC,
 5.70%, 5/1/2011. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           700,000     764,323
Erie County, G.O. Bond, Series B, FGIC, 5.50%,
 6/15/2009. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           100,000     103,002
Erie County, G.O. Bond, Series B, FGIC, 5.50%,
 6/15/2025. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           400,000     410,788
Erie County, Public Impt., G.O. Bond, Series A, FGIC,
 4.00%, 3/15/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa         1,500,000   1,532,700



The  accompanying  notes  are  an  integral  part  of  the financial statements.



INVESTMENT PORTFOLIO - DECEMBER 31, 2004




                                                                                               CREDIT
                                                                                               RATING*    PRINCIPAL      VALUE
                                                                                             (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                             -----------  ----------  -----------

NEW YORK MUNICIPAL SECURITIES (continued)

Erie County, Public Impt., G.O. Bond, Series A, FGIC,
 5.00%, 9/1/2014. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa        $  500,000  $  547,415
Erie County, Public Impt., G.O. Bond, Series A, FGIC,
 4.75%, 10/1/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           550,000     579,815
Fairport Central School District, G.O. Bond, FSA, 5.00%,
 6/1/2019 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           500,000     540,095
Franklin Square Union Free School District, G.O. Bond,
 FGIC, 5.00%, 1/15/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           520,000     558,100
Freeport, G.O. Bond, Series A, FGIC, 4.00%, 1/15/2014 . . . . . . . . . . . . . . . . . . . .  Aaa           540,000     554,159
Gloversville City School District, G.O. Bond, FSA,
 5.00%, 6/15/2005. . . . . . . . . . . . . . . . .  . . . . . . . . . . . . . . . . . . . . .  Aaa           350,000     354,830
Greece Central School District, G.O. Bond, FSA, 4.60%,
 6/15/2018. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           180,000     186,406
Guilderland Central School District, G.O. Bond, FGIC,
 5.00%, 5/15/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           400,000     412,480
Hamburg Central School District, G.O. Bond, FGIC,
 5.375%, 6/1/2014 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           600,000     655,620
Hempstead Town, Prerefunded Balance, G.O. Bond,
 Series B, FGIC, 5.625%, 2/1/2010. . . . . . . . . . . . . . . . . . . . . . .  . . . . . . .  AAA1           35,000      36,988
Hempstead Town, Unrefunded Balance, G.O. Bond,
 Series B, FGIC, 5.625%, 2/1/2010. . . . . . . . . . . . . . . . . . .  . . . . . . . . . . .  Aaa           165,000     174,029
Holland Central School District, G.O. Bond, FGIC,
 6.125%, 6/15/2010.. . . . . .  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           245,000     254,506
Huntington, G.O. Bond, AMBAC, 5.90%, 1/15/2007. . . . . . . . . . . . . . . . . . . . . . . .  Aaa           300,000     306,456
Huntington, G.O. Bond, MBIA, 5.875%, 9/1/2009 . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            45,000      46,174
Islip, Public Impt., G.O. Bond, FGIC, 5.375%, 6/15/2015 . . . . . . . . . . . . . . . . . . .  Aaa         1,555,000   1,728,693
Jamesville-Dewitt Central School District, G.O. Bond,
 AMBAC, 5.75%, 6/15/2009. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           420,000     475,864
Jordan-El Bridge Central School District, G.O. Bond,
 AMBAC, 5.875%, 6/15/2008 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           500,000     518,790
Le Roy Central School District, G.O. Bond, FGIC,
 0.10%, 6/15/2008 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           350,000     319,483
Longwood Central School District at Middle Island,
 G.O. Bond, FSA, 5.00%, 6/15/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           250,000     276,422
Longwood Central School District at Middle Island,
 G.O. Bond, FSA, 5.00%, 6/15/2018 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           250,000     276,422
Metropolitan Transportation Authority, Service Contract,
 Revenue Bond, Series B, FGIC, 5.50%, 7/1/2011. . . . . . . . . . . . . . . . . . . . . . . .  Aaa         1,000,000   1,136,530
Metropolitan Transportation Authority, Transportation
 Facilities, Revenue Bond, Series B, AMBAC, 5.00%, 7/1/2018. . . . . . . . . .  . . . . . . .  Aaa         1,500,000   1,676,100
Middletown City School District, G.O. Bond, Series A,
 AMBAC, 5.50%, 11/15/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           175,000     180,281









The  accompanying  notes  are  an  integral  part  of  the financial statements.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004



                                                                                               CREDIT
                                                                                               RATING*    PRINCIPAL      VALUE
                                                                                             (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                             -----------  ----------  -----------

NEW YORK MUNICIPAL SECURITIES (continued)

Monroe County, Public Impt., Prerefunded Balance,
 G.O. Bond, AMBAC, 4.90%, 6/1/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa         $  165,000   $  167,020
Monroe County, Public Impt., Unrefunded Balance,
 G.O. Bond, AMBAC, 4.90%, 6/1/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa             85,000       86,042
Monroe County Water Authority, Revenue Bond, 5.00%,
 8/1/2019. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aa3          1,700,000    1,818,337
Monroe County, Water Impt., G.O. Bond, 5.25%,
 2/1/2017. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Baa1           320,000      330,013
Mount Morris Central School District, G.O. Bond,
 FGIC, 4.125%, 6/15/2013 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa            790,000      830,227
Nassau County, Combined Sewer Districts, G.O. Bond,
 Series F, MBIA, 5.35%, 7/1/2008. . . . . . . . . . . . . . . . . . . . . .  . . . . . . . .   Aaa          1,500,000    1,641,885
Nassau County, General Impt., G.O. Bond, Series C,
 FSA, 5.125%, 1/1/2014 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa            500,000      551,705
Nassau County, General Impt., G.O. Bond, Series U,
 AMBAC, 5.25%, 11/1/2014 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa            335,000      358,427
Nassau County, General Impt., G.O. Bond, Series V,
 AMBAC, 5.25%, 3/1/2015. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa            385,000      414,137
New York, G.O. Bond, Series I, MBIA, 5.00%,
 5/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa          1,900,000    1,950,236
New York, G.O. Bond, Series K, FSA, 5.375%,
 8/1/2020. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa          1,000,000    1,094,830
New York City Municipal Water Finance Authority, Revenue Bond,
 Series E, FGIC, 5.00%, 6/15/2026. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa            750,000      774,188
New York City Municipal Water Finance Authority,
 Water & Sewer Systems, Revenue Bond, Series B,
  FGIC,  5.125%, 6/15/2030 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa          2,000,000    2,067,960
New York City Municipal Water Finance Authority,
 Water & Sewer Systems, Revenue Bond, Series A,
  AMBAC, 5.00%, 6/15/2035. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   AAA1           750,000      768,427
New York City Transitional Finance Authority,
 Revenue Bond, Series A, 5.50%, 2/15/2011. . . . . . . . . . . . . . . . . . . . . . . . . .   Aa2          1,000,000    1,139,220
New York State, G.O. Bond, Series A, 4.60%, 3/15/2013. . . . . . . . . . . . . . . . . . . .   A1             475,000      507,727
New York State, G.O. Bond, Series B, 5.125%, 3/1/2018. . . . . . . . . . . . . . . . . . . .   A1           1,000,000    1,065,040
New York State, G.O. Bond, Series C, FSA, 5.00%, 4/15/2012 . . . . . . . . . . . . . . . . .   AAA1           700,000      776,216
New York State, G.O. Bond, Series D, AMBAC, 5.00%, 7/15/2015 . . . . . . . . . . . . . . . .   Aaa            500,000      538,355
New York State Dormitory Authority, Columbia University,
 Revenue Bond, Series A, 5.00%, 7/1/2025 . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa            500,000      523,870
New York State Environmental Facilities Corp., Clean Water & Drinking,
 Revenue Bond, MBIA, 5.00%, 6/15/2021. . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa            600,000      635,562



The  accompanying  notes  are  an  integral  part  of  the financial statements.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004



                                                                                               CREDIT
                                                                                               RATING*    PRINCIPAL      VALUE
                                                                                             (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                             -----------  ----------  -----------
NEW YORK MUNICIPAL SECURITIES (continued)
New York State Environmental Facilities Corp., Clean
 Water & Drinking, Revenue Bond, Series B, 5.00%,
  6/15/2027. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa         $1,000,000   $1,031,990
New York State Environmental Facilities Corp., Pollution
 Control, Revenue Bond, Series B, 6.65%, 9/15/2013 . . . . . . . . . . . . . . . . . . . . . . Aaa            250,000      250,927
New York State Environmental Facilities Corp., Pollution
 Control, Revenue Bond, Series E, MBIA, 5.00%,
  6/15/2012. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            200,000      213,816
New York State Environmental Facilities Corp., Pollution
 Control, Prerefunded Balance, Revenue Bond, Series A,
  4.65%, 6/15/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            135,000      142,439
New York State Environmental Facilities Corp., Pollution
 Control, Unrefunded Balance, Revenue Bond, Series B,
  5.20%, 5/15/2014 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            440,000      491,713
New York State Environmental Facilities Corp., Pollution
 Control, Prerefunded Balance, Revenue Bond, Series A,
  5.20%, 6/15/2015 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            225,000      239,162
New York State Environmental Facilities Corp., Pollution
 Control,Unrefunded Balance, Revenue Bond, Series A,
  4.65%, 6/15/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            115,000      121,002
New York State Environmental Facilities Corp., Pollution
 Control, Unrefunded Balance, Revenue Bond, Series A,
  5.20%, 6/15/2015 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa             25,000       26,447
New York State Housing Finance Agency, State
 University Construction, Revenue Bond, Series A,
  8.00%, 5/1/2011. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            250,000      304,272
New York State Local Government Assistance Corp.,
 Revenue Bond, Series A, 6.00%, 4/1/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . A1             250,000      257,515
New York State Thruway Authority, Highway & Bridge,
 Revenue Bond, Series A, FGIC, 5.50%, 4/1/2015 . . . . . . . . . . . . . . . . . . . . . . . . Aaa            320,000      354,688
New York State Thruway Authority, Highway & Bridge,
 Revenue Bond, Series A, AMBAC, 5.25%, 4/1/2017. . . . . . . . . . . . . . . . . . . . . . . . Aaa            555,000      597,391
New York State Thruway Authority, Highway & Bridge,
 Revenue Bond, Series B, MBIA, 5.75%, 4/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . Aaa            100,000      102,872
New York State Thruway Authority, Highway & Bridge,
 Revenue Bond, Series B, MBIA, 5.25%, 4/1/2016 . . . . . . . . . . . . . . . . . . . . . . . . Aaa            300,000      330,924
New York State Thruway Authority, Highway & Bridge,
 Revenue Bond, Series C, MBIA, 5.25%, 4/1/2011 . . . . . . . . . . . . . . . . . . . . . . . . Aaa          1,000,000    1,121,860
New York State Thruway Authority, Highway & Bridge,
 Revenue Bond, Series C, AMBAC, 5.00%, 4/1/2020. . . . . . . . . . . . . . . . . . . . . . . . Aaa            750,000      794,812
New York State Thruway Authority, Personal Income Tax,
 Revenue Bond, Series A, FSA, 5.00%, 3/15/2014 . . . . . . . . . . . . . . . . . . . . . . . . Aaa            500,000      549,175








The  accompanying  notes  are  an  integral  part  of  the financial statements.



INVESTMENT PORTFOLIO - DECEMBER 31, 2004



                                                                                               CREDIT
                                                                                               RATING*    PRINCIPAL      VALUE
                                                                                             (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                             -----------  ----------  -----------
NEW YORK MUNICIPAL SECURITIES (continued)
New York State Thruway Authority, Personal Income Tax,
 Revenue Bond, Series A, MBIA, 5.00%, 3/15/2016 . . . . . . . . . . . . . . . . . . . . . . .  Aaa         $  300,000   $  325,599
New York State Urban Development Corp., Revenue
 Bond, 5.375%, 7/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            400,000      424,996
New York State Urban Development Corp., Correctional
 Capital Facilities, Revenue Bond, Series A, FSA,
  5.25%, 1/1/2014 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            500,000      562,945
Niagara County, G.O. Bond, MBIA, 5.90%, 7/15/2014 . . . . . . . . . . . . . . . . . . . . . .  Aaa            350,000      357,532
Niagara County, G.O. Bond, Series B, MBIA, 5.20%,
 1/15/2011. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            400,000      405,008
North Hempstead, G.O. Bond, Series A, FGIC, 4.75%,
 1/15/2023. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa          1,000,000    1,017,910
Norwich City School District, G.O. Bond, FSA, 5.00%,
 6/15/2010. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            250,000      275,755
Panama Central School District, G.O. Bond, FGIC,
 5.00%, 6/15/2019 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            595,000      634,205
Patchogue-Medford Union Free School District, G.O.
 Bond, Series A, FGIC, 3.50%, 7/1/2012. . . . . . . . . . . . . . . . . . . . . . . . . . . .  AAA1           805,000      818,838
Pavilion Central School District, G.O. Bond, FSA,
 5.625%, 6/15/2018. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            880,000      986,498
Phelps-Clifton Springs Central School District, G.O.
 Bond, Series B, MBIA, 5.00%, 6/15/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            850,000      916,538
Phelps-Clifton Springs Central School District, G.O.
 Bond, Series B, MBIA, 5.00%, 6/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            450,000      483,214
Queensbury, G.O. Bond, Series A, FGIC, 5.50%,
 4/15/2011. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            150,000      154,433
Queensbury, G.O. Bond, Series A, FGIC, 5.50%,
 4/15/2012. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            350,000      360,342
Ravena Coeymans Selkirk Central School District, G.O.
 Bond, FSA, 4.25%, 6/15/2014. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa          1,180,000    1,238,186
Rochester, G.O. Bond, Series A, AMBAC, 4.70%,
 8/15/2006. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             10,000       10,404
Rochester, Unrefunded Balance, G.O. Bond, Series A,
 AMBAC, 4.70%, 8/15/2006. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            240,000      249,545
Rochester, G.O. Bond, Series A, AMBAC, 5.00%,
 8/15/2020. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            250,000      277,285
Rochester, G.O. Bond, Series A, AMBAC, 5.00%,
 8/15/2022. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             95,000      105,144
Rondout Valley Central School District, G.O. Bond,
 FSA, 5.375%, 3/1/2020. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            500,000      566,980
Schenectady, G.O. Bond, MBIA, 5.30%, 2/1/2011 . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            250,000      269,118
Scotia Glenville Central School District, G.O. Bond,
 FGIC, 5.50%, 6/15/2020 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa          1,025,000    1,159,757



The  accompanying  notes  are  an  integral  part  of  the financial statements.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004



                                                                                               CREDIT
                                                                                               RATING*    PRINCIPAL      VALUE
                                                                                             (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                             -----------  ----------  -----------
NEW YORK MUNICIPAL SECURITIES (continued)
South Country Central School District of Brookhaven,
 G.O. Bond, FGIC, 5.50%, 9/15/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa         $  380,000   $  384,853
South Glens Falls Central School District, Prerefunded
 Balance, G.O. Bond, FGIC, 5.375%, 6/15/2018 . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            605,000      681,375
South Glens Falls Central School District, Unrefunded
 Balance, G.O. Bond, FGIC, 5.375%, 6/15/2018 . . . . . . . . . . . . . . . . . . . . . . . . . Aaa             95,000      105,301
South Huntington Union Free School District, G.O.
 Bond, FGIC, 5.00%, 9/15/2016. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            325,000      352,450
South Huntington Union Free School District, G.O.
 Bond, FGIC, 5.10%, 9/15/2017. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            100,000      109,091
Steuben County, Public Impt., G.O. Bond, AMBAC,
 5.60%, 5/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            500,000      502,770
Suffolk County, G.O. Bond, Series A, FGIC, 4.75%,
 8/1/2019. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            895,000      935,302
Suffolk County Water Authority, Revenue Bond, MBIA,
 5.10%, 6/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            250,000      275,180
Suffolk County Water Authority, Revenue Bond,
 Series A, AMBAC, 5.00%, 6/1/2017. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            400,000      428,092
Sullivan County, Public Impt., G.O. Bond, MBIA,
 5.125%, 3/15/2013 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            330,000      332,023
Syracuse, Public Impt., G.O. Bond, Series C, AMBAC,
 5.40%, 8/1/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            700,000      779,072
Syracuse, Public Impt., G.O. Bond, Series C, AMBAC,
 5.50%, 8/1/2018 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            850,000      952,162
Three Village Central School District, G.O. Bond, FSA,
 5.375%, 6/15/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            230,000      244,649
Tompkins County, Public Impt., G.O. Bond, Series B,
 5.10%, 4/1/2020 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aa2            400,000      422,200
Triborough Bridge & Tunnel Authority, General Purposes,
 Revenue Bond, Series A, MBIA, 4.75%, 1/1/2019. . . . . . . . . . . . . . . . . . . . . . . .  Aaa            300,000      327,582
Triborough Bridge & Tunnel Authority, General Purposes,
 Revenue Bond, Series A, MBIA, 5.00%, 1/1/2032. . . . . . . . . . . . . . . . . . . . . . . .  Aaa          1,000,000    1,021,910
Triborough Bridge & Tunnel Authority, Revenue Bond,
 Subordinate Bonds, FGIC, 5.00%, 11/15/2032. . . . . . . . . . . . . . . . . . . . . . . . . . Aaa          1,000,000    1,026,620
Warwick Valley Central School District, G.O. Bond,
 FSA, 5.60%, 1/15/2018 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            575,000      641,085
Warwick Valley Central School District, G.O. Bond,
 FSA, 5.625%, 1/15/2022. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            380,000      422,427
Wayne County, Public Impt., G.O. Bond, MBIA,
 4.125%, 6/1/2024. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            500,000      485,335
West Seneca Central School District, G.O. Bond, FSA,
 5.00%, 5/1/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            300,000      332,427
Westchester County, G.O. Bond, Series A, 4.75%,
 12/15/2008. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            250,000      258,020






The  accompanying  notes  are  an  integral  part  of  the financial statements.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004



                                                                                               CREDIT      PRINCIPAL
                                                                                               RATING*      AMOUNT/      VALUE
                                                                                             (UNAUDITED)    SHARES      (NOTE 2)
                                                                                             -----------  ----------  -----------
NEW YORK MUNICIPAL SECURITIES (continued)
Westchester County, G.O. Bond, Series A, 4.75%,
 12/15/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa         $  250,000   $  258,173
Westchester County, G.O. Bond, Series B, 4.30%,
 12/15/2011. . . . .  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             15,000       15,291
Westchester County, G.O. Bond, Series B, 3.70%,
 12/15/2015 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa          1,000,000    1,001,580
Western Nassau County Water Authority, Water Systems,
 Revenue Bond, AMBAC, 5.65%, 5/1/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            350,000      369,968
William Floyd Union Free School District of the
 Mastics-Moriches-Shirley, G.O. Bond, AMBAC,
  5.70%, 6/15/2008 . . . . .  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            405,000      446,108
Williamsville Central School District, G.O. Bond, MBIA,
 5.00%, 6/15/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            490,000      543,523
Wyandanch Union Free School District, G.O. Bond, FSA,
 5.60%, 4/1/2017. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            500,000      539,035
                                                                                                                       ------------


TOTAL NEW YORK MUNICIPAL SECURITIES
(Identified Cost $68,429,636) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           71,891,234
                                                                                                                       ------------

SHORT-TERM INVESTMENTS - 4.1%
Dreyfus BASIC New York Municipal Money Market Fund
(Identified Cost $3,101,216). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,101,216    3,101,216
                                                                                                                       ------------

TOTAL INVESTMENTS - 98.9%
(Identified Cost $71,530,852) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           74,992,450

OTHER ASSETS, LESS LIABILITIES - 1.1% . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              827,454
                                                                                                                       ------------

NET ASSETS - 100% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $75,819,904
                                                                                                                       ============


KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement


Scheduled principal and interest payments are guaranteed by:
AMBAC (AMBAC Assurance Corp.)
FGIC (Financial Guaranty Insurance Co.)
FSA (Financial Security Assurance)
MBIA (MBIA, Inc.)
The insurance does not guarantee the market value of the municipal bonds.


*Credit ratings from Moody's (unaudited)
1Credit ratings from S&P (unaudited)


The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 30.7%; MBIA - 18.6%; AMBAC - 16.3%; FSA - 15.2%.


The accompanying notes are an integral part of the financial statements.




STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2004


ASSETS:
Investments, at value (identified cost $71,530,852) (Note 2)  $74,992,450
Interest receivable. . . . . . . . . . . . . . . . . . . . .      839,252
Receivable for fund shares sold. . . . . . . . . . . . . . .       58,351
Dividends receivable . . . . . . . . . . . . . . . . . . . .        1,834
                                                              -----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . .   75,891,887
                                                              -----------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . .       31,581
Accrued fund accounting and transfer agent fees (Note 3) . .        9,826
Accrued chief compliance officer services (Note 3) . . . . .          522
Audit fees payable . . . . . . . . . . . . . . . . . . . . .       24,336
Other payables and accrued expenses. . . . . . . . . . . . .        5,718
                                                              -----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . .       71,983
                                                              -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  $75,819,904
                                                              ===========

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . .  $    71,637
Additional paid-in-capital . . . . . . . . . . . . . . . . .   71,975,356
Undistributed net investment income. . . . . . . . . . . . .      292,522
Accumulated net realized gain on investments . . . . . . . .       18,791
Net unrealized appreciation on investments . . . . . . . . .    3,461,598
                                                              -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  $75,819,904
                                                              ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($75,819,904/7,163,727 shares) . . . . . . .  $     10.58
                                                              ===========




The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENT OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2004


INVESTMENT INCOME:
Interest. . . . . . . . . . . . . . . . . . . . . . .  $3,030,526
Dividends . . . . . . . . . . . . . . . . . . . . . .      15,826
                                                       -----------

Total Investment Income . . . . . . . . . . . . . . .   3,046,352
                                                       -----------

EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . .     352,452
Fund accounting and transfer agent fees (Note 3). . .     119,101
Directors' fees (Note 3). . . . . . . . . . . . . . .       8,201
Chief compliance officer services (Note 3). . . . . .         550
Custodian fees. . . . . . . . . . . . . . . . . . . .      11,951
Miscellaneous . . . . . . . . . . . . . . . . . . . .      36,600
                                                       -----------

Total Expenses. . . . . . . . . . . . . . . . . . . .     528,855
                                                       -----------

NET INVESTMENT INCOME . . . . . . . . . . . . . . . .   2,517,497
                                                       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain on investments. . . . . . . . . . .     113,033
Net change in unrealized appreciation on investments.    (621,898)
                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS . . . . . . . . . . . . . . . . . . . . .    (508,865)
                                                       -----------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS. . . . . . . . . . . . . . . . . . . . . .  $2,008,632
                                                       ===========




The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENTS OF CHANGES IN NET ASSETS



                                                             FOR THE       FOR THE
                                                            YEAR ENDED    YEAR ENDED
                                                             12/31/04      12/31/03
                                                           ------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . .  $ 2,517,497   $ 2,298,220
Net realized gain on investments. . . . . . . . . . . . .      113,033       859,644
Net change in unrealized appreciation on
investments . . . . . . . . . . . . . . . . . . . . . . .     (621,898)     (769,035)
                                                           ------------  ------------

Net increase from operations. . . . . . . . . . . . . . .    2,008,632     2,388,829
                                                           ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income. . . . . . . . . . . . . . . .   (3,015,370)   (2,234,863)
From net realized gain on investments . . . . . . . . . .     (223,458)     (726,929)
                                                           ------------  ------------

Total distributions to shareholders . . . . . . . . . . .   (3,238,828)   (2,961,792)
                                                           ------------  ------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions
(Note 5). . . . . . . . . . . . . . . . . . . . . . . . .   12,857,412       804,773
                                                           ------------  ------------

Net increase in net assets. . . . . . . . . . . . . . . .   11,627,216       231,810

NET ASSETS:

Beginning of year . . . . . . . . . . . . . . . . . . . .   64,192,688    63,960,878
                                                           ------------  ------------

END OF YEAR (including undistributed net
investment income of $292,522 and $794,395, respectively)  $75,819,904   $64,192,688
                                                           ============  ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.





FINANCIAL HIGHLIGHTS




                                                                              FOR THE YEARS ENDED
                                                               12/31/04    12/31/03    12/31/02    12/31/01    12/31/00
                                                             ------------ ----------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH YEAR):

NET ASSET VALUE - BEGINNING OF YEAR. . . . . . . .           $     10.77   $   10.89   $   10.36   $   10.36   $    9.62
                                                             ------------ ----------  ----------  ----------  ----------
Income (loss) from investment operations:
Net investment income. . . . . . . . . . . . . . .                  0.36        0.42        0.46        0.46        0.43
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . . . . .                 (0.07)        - 2        0.54       (0.05)       0.73
                                                             ------------ ----------  ----------  ----------  ----------
Total from investment operations . . . . . . . . .                  0.29        0.42        1.00        0.41        1.16
                                                             ------------ ----------  ----------  ----------  ----------
Less distributions to shareholders:
From net investment income . . . . . . . . . . . .                 (0.45)      (0.41)      (0.42)      (0.41)      (0.42)
From net realized gain on investments. . . . . . .                 (0.03)      (0.13)      (0.05)          -           -
                                                             ------------ ----------  ----------  ----------  ----------
Total distributions to shareholders. . . . . . . .                 (0.48)      (0.54)      (0.47)      (0.41)      (0.42)
                                                             ------------ ----------  ----------  ----------  ----------
NET ASSET VALUE - END OF YEAR. . . . . . . . . . .           $     10.58   $   10.77   $   10.89   $   10.36   $   10.36
                                                             ============ =========== =========== ==========  ===========

Total return1. . . . . . . . . . . . . . . . . . .                  2.83%       3.90%       9.81%       3.96%      12.24%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses . . . . . . . . . . . . . . . . . . . . .                  0.75%     0.75%*        0.73%       0.72%       0.68%
Net investment income. . . . . . . . . . . . . . .                  3.57%     3.80%         4.20%       4.23%       4.51%

Portfolio turnover . . . . . . . . . . . . . . . .                   7%         17%          6%          7%          8%

NET ASSETS - END OF YEAR (000's omitted) . . . . .           $    75,820   $  64,193   $  63,961   $  66,295   $  66,443
                                                             ============ =========== =========== ==========  ===========






*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.00%3.




1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/03.
2Less  than  $0.01  per  share.
3Less  than  0.01%.

The accompanying notes are an integral part of the financial statements.

Notes  to  Financial  Statements

1.  ORGANIZATION

New York Tax Exempt Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. Shares of the Series are offered to investors, employees and clients of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of December 31, 2004, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as New York Tax Exempt Series common stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the "Service"). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund's Board of Directors.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in regulated investment companies are valued at their net asset value per share on valuation date.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily. Expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes  to  Financial  Statements

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders  of  net  investment  income are made quarterly.
Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund's Chief Compliance Officer's salary, which is paid by the Fund, and the Special Assistant Secretary's salary, which is paid by BISYS), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

The Advisor has voluntarily agreed, until at least December 31, 2005, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 0.75% of average daily net assets each year. For the year ended December 31, 2004, the Advisor did not waive its management fee or reimburse any Series' expenses.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund pays the Advisor an annual fee of 0.15% of the Fund's average daily net assets up to $900 million, 0.11% for the Fund's average daily net assets between $900 million and $1.5 billion, and 0.07% for the Fund's average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund's Compliance Program, are charged. Expenses not directly attributable to a series are allocated based on each series' relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

Notes  to  Financial  Statements

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the year ended December 31, 2004, purchases and sales of securities, other than short-term securities, were $16,292,000 and $4,519,930, respectively.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  New  York  Tax  Exempt  Series  were:




                        FOR THE YEAR                   FOR THE YEAR
                        ENDED 12/31/04                ENDED 12/31/03
              ---------------------------------  ------------------------
                   SHARES            AMOUNT        SHARES       AMOUNT
              ---------------  ----------------  ---------  -------------

Sold. . . .       1,344,216   $    14,370,660    814,798   $  8,825,075
Reinvested.         288,035         3,053,897    257,345      2,792,134
Repurchased        (430,022)       (4,567,145)  (984,447)   (10,812,436)
             ---------------  ----------------  ---------  -------------
Total . . .       1,202,229   $    12,857,412     87,696   $    804,773
             ===============  ================  =========  =============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on December 31, 2004.

7.  CONCENTRATION  OF  CREDIT

The Series primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of New York municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of net investment income or gains and losses, including market discount. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

Notes to Financial Statements

The  tax  character  of  distributions  paid  were  as  follows:


                          FOR THE YEAR     FOR THE YEAR
                         ENDED 12/31/04   ENDED 12/31/03
                         ---------------  ---------------
Ordinary income . . . .  $        25,857  $        63,868
Tax exempt income . . .        2,989,513        2,170,995
Long-term capital gains          223,458          726,929



Pursuant to Section 852 of the Internal Revenue Code, as amended, the Series hereby designates the long-term capital gains disclosed above as capital gain for its taxable year ended December 31, 2004. In addition, the Series hereby designates the tax exempt income disclosed above as tax exempt dividends for the year ended December 31, 2004.

At December 31, 2004, the tax basis components of distributable earnings and the net unrealized appreciation based on identified cost for federal income tax purposes were as follows:



Cost for federal income tax purposes.  $71,489,695

Unrealized appreciation . . . . . . .  $ 3,604,632
Unrealized depreciation . . . . . . .     (101,877)
                                       ------------

Net unrealized appreciation . . . . .  $ 3,502,755
Undistributed tax exempt income . . .      251,365
Undistributed long-term capital gains       18,791


Report  of  Independent  Registered  Public  Accounting  Firm


TO THE BOARD OF DIRECTORS OF EXETER FUND, INC. AND SHAREHOLDERS OF NEW YORK TAX EXEMPT SERIES:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the New York Tax Exempt Series (a series of Exeter Fund, Inc., hereafter referred to as the "Series") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP
BOSTON,  MASSACHUSETTS
FEBRUARY  10,  2005




Directors' and Officers' Information (unaudited)


The Statement of Additional Information provides additional information about the Fund's directors and officers and can be obtained without charge by calling 1-800-466-3863, at www.manningnapieradvisors.com or on the EDGAR Database on the SEC Internet
web site (http:\\www.sec.gov).  The following chart shows certain information about the Fund's officers and directors, including their principal occupations during the last five years.  Unless specific dates are provided, the individuals have held the listed positions for longer than five years.

INTERESTED DIRECTOR
Name: . . .. . . . . . . . . . . . . . . . . . . . . . . B. Reuben Auspitz*
Address: . . . . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                         Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . . . . 57
Current Position(s) Held with Fund:. . . . . . . . . . . Principal Executive Officer, President, Chairman & Director
Term of Office1 & Length of Time Served: . . . . . . . . Indefinite - Director since 1984; Vice President 1984 - 2003;
                                                         President since 2004; Principal Executive Officer Since 2002
Principal Occupation(s) During Past 5 Years: . . . . . . Executive Vice President, Co-Executive Director, Executive Group
                                                         Member** & Chief Compliance Officer since 2004, Manning & Napier
                                                         Advisors, Inc.;  President & Director, Manning & Napier Investor Services,
                                                         Inc.;  Holds or has held one or more of the following titles for various subsidiaries and affiliates:  President, Vice President, Director,
                                                         Chairman, Treasurer, Chief Compliance Officer or Member
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Stephen B. Ashley
Address: . . . . . . . .  . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  64
Current Position(s) Held with Fund: . . . . . . . . . .  Director, Audit Committee Member, Governance & Nominating
                                                         Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1996
Principal Occupation(s) During Past 5 Years:. . . . . .  Chairman, Director, President & Chief Executive Officer,
                                                         The Ashley Group (property management and investment)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  Genesee Corp., The Ashley Group, Fannie Mae
-----------------------------------------------------------------------------------------------------------------------------------
Name:. . . .  . . . . . . . . . . . . . . . . . . . . .  Martin F. Birmingham
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  83
Current Position(s) Held with Fund: . . . . . . . . . .  Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1994
Principal Occupation(s) During Past 5 Years:. . . . . .  Advisory Trustee, The Freedom Forum (nonpartisan, international foundation)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Peter L. Faber
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  66
Current Position(s) Held with Fund: . . . . . . . . . .  Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1987
Principal Occupation(s) During Past 5 Years:. . . . . .  Partner, McDermott, Will & Emery LLP (law firm)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  Partnership for New York City, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Harris H. Rusitzky
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  70
Current Position(s) Held with Fund:. . . . . .  . . . .  Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1985
Principal Occupation(s) During Past 5 Years:. . . . . .  President, The Greening Group (business consultants)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A

Directors'  and  Officers'  Information  (unaudited)


OFFICERS
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Jeffrey S. Coons, Ph.D., CFA
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  41
Current Position(s) Held with Fund: . . . . . . . . . .  Vice President
Term of Office1 & Length of Time Served:. . . . . . . .  Since 2004
Principal Occupation(s) During Past 5 Years:. . . . . .  Co-Director of Research since 2002 & Executive Group Member**,
                                                         Manning & Napier Advisors, Inc.; Managing Director - Risk Management,
                                                         Manning & Napier Advisors, Inc., 1993-2002;  Holds one or more of the following titles for various subsidiaries and affiliates: President,
                                                         Director, Treasurer or Senior Trust Officer
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Christine Glavin
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  38
Current Position(s) Held with Fund: . . . . . . . . . .  Principal Financial Officer, Chief Financial Officer
Term of Office1 & Length of Time Served:. . . . . . . .  Principal Financial Officer since 2002; Chief Financial Officer since 2001
Principal Occupation(s) During Past 5 Years: . .  . . .  Fund Accounting Manager, Manning & Napier Advisors, Inc.
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Jodi L. Hedberg
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  37
Current Position(s) Held with Fund: . . . . . . . . . .  Corporate Secretary, Chief Compliance Officer, Anti-Money Laundering
                                                         Compliance Officer
Term of Office1 & Length of Time Served:. . . . . . . .  Corporate Secretary since 1997; Chief Compliance Officer since 2004
Principal Occupation(s) During Past 5 Years:. . . . . .  Compliance Manager, Manning & Napier Advisors, Inc. & affiliates
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Alaina V. Metz
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:  . . . . . . . . . . . . . . . . . . . . . . . . .  37
Current Position(s) Held with Fund: . . . . . . . . . .  Special Assistant Secretary
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 2002
Principal Occupation(s) During Past 5 Years:. . . . . .  Vice President, BISYS Fund Services Ohio, Inc. (mutual fund servicing company)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:, . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
*Interested Director, within the meaning of the Investment Company Act of 1940 by reason of his position with the Fund's investment advisor and distributor.  Mr. Auspitz serves as the Executive Vice President and Director, Manning & Napier Advisors, Inc. and
President and Director, Manning & Napier Investor Services, Inc., the Fund's distributor.
**The Executive Group, which consists of six members, performs the duties of the Office of the President, effective May 1, 2003.
1The term of office for President, Vice President, Chief Financial Officer, and Corporate Secretary is one year and until their respective successors are chosen and qualified.  All other officers' terms are indefinite.

LITERATURE  REQUESTS  (UNAUDITED)

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  Securities  and  Exchange
     Commission's  (SEC)  web  site     http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  SEC's  web  site               http://www.sec.gov


QUARTERLY  PORTFOLIO  HOLDINGS
--------------------------------------------------------------------------------
The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and is available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  SEC's  web  site               http:\\www.sec.gov

The Series' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)
--------------------------------------------------------------------------------
The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  SEC's  web  site               http://www.sec.gov
On  the  Advisor's  web  site           http://www.manningnapieradvisors.com


ADDITIONAL  INFORMATION  AVAILABLE  AT  WWW.MANNINGNAPIERADVISORS.COM
--------------------------------------------------------------------------------
1.     Annual  Report  (most  recent)
2.     Fund  Holdings  -  month-end
3.     Fund  Holdings  -  quarter-end
4.     Semi-Annual  Report  (most  recent)

Exeter  Fund,  Inc.
Annual  Report
December  31,  2004
Ohio  Tax  Exempt  Series

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

Sometimes the market goes up, sometimes the market goes down, and other times it remains the same. The nice thing about the municipal bond market, aside from the fact that it tends not to rise or fall too much, is that when it remains the same, the investor at least earns his or her coupon. That is essentially what happened in 2004. After posting a negative return through the first two quarters of the year, the market rebounded nicely during the last two quarters of the year. It was not that municipal yields remained stable: in fact, short-term interest rates were significantly higher while long-term rates were a touch lower. Nor was it a case of municipal credit spreads remaining unchanged: they actually compressed somewhat. It was the confluence of all three that resulted in the overall municipal market posting an aggregate return that was very similar to its coupon at the start of the year.

The short end of the municipal bond curve, as is true for the short end of all interest rate curves, was driven by the actions of the Federal Reserve (the "Fed"). The Fed began to raise the targeted Fed Funds rate (the rate at which banks lend over night to each other) at the end of June. By the end of the year it had acted on five separate occasions, pushing the target up from 1.00% to 2.25%. Aside from the fact that the target was especially low at 1.00%, those moves were driven initially by the fact that the economy had finally started to exhibit some traction. Secondary reasons included a doubling of oil prices, which helped push the year-over-year inflation figures up substantially (above 3% for CPI and 4% for PPI), and a dollar that was depreciating relative to most other currencies. As the year came to a close, the minutes of the Federal Open Market Committee suggested that the Fed would continue to push up short-term rates given the potential for upside surprises when it came to inflation.

The long end of the municipal bond curve was impacted by economic fundamentals. There were signs of economic traction during the first half of the year, but it was never smooth sailing, and some headwinds have started to blow. Mediocre job growth was an economic concern going into the second half of the year and remained so throughout the last half of the year. A healthy economy usually generates more than 200,000 new jobs each month; during the second half of the year, the only month when that happened was October. The average over the last six months of the year was a somewhat disappointing 168,000. Additional headwinds included a bit of a slowdown in consumer spending, which translated into a good, but not great, holiday shopping season, and a slowdown in the growth rate of corporate profits.

The Ohio Tax Exempt Series essentially earned its coupon in 2004. Its total return for the calendar year 2004 was 3.28%, while its second half return was 4.39%. The Merrill Lynch Intermediate Municipal Bond Index was up 3.44% for the year and 4.31% over the last two quarters of the year. The similar performance was achieved even with a higher quality bias, which tends to make the Series slightly lower yielding than the Index, because it was somewhat easier to find attractively priced longer-term Ohio securities. That helped offset the lower yield during the second half of 2004.

When it comes to the financial markets, including the municipal market, nothing ever remains the same. Municipal yields will fluctuate; sometimes it is due to policy actions, and other times in response to cyclical pressures; market specific factors can play a role as well. All are important considerations, but the key to investment success remains a focus on the secular (i.e., non-cyclical) forces that drive interest rates. That has been the approach that we have thrived upon, and it is the approach that we will continue to apply going forward.

As always, we appreciate your business and wish you all the best in the new year.

Sincerely,

EXETER  ASSET  MANAGEMENT

Performance  Update  as  of  December  31,  2004  (unaudited)




                                                                  Average Annual Total Returns
                                                                    As of December 31, 2004
                                                              -----------------------------------

                                                               One      Five    Ten      Since
                                                               Year     Year   Year   Inception1
                                                              ------  ------  ------  -----------

Exeter Fund, Inc. - Ohio Tax Exempt Series2. . .               3.28%   6.37%   5.91%   4.80%
Merrill Lynch Intermediate Municipal Bond Index3               3.44%   6.67%   6.49%   5.66%






The following graph compares the value of a $10,000 investment in the Exeter Fund, Inc. - Ohio Tax Exempt Series from its inception1 (2/14/94) to present (12/31/04) to the Merrill Lynch Intermediate Municipal Bond Index.

<graphic>
<line  chart>

Date  for  line  chart  to  follow:



             Exeter Fund, Inc.               Merrill Lynch
Date      Ohio Tax Exempt Series2  Intermediate Municipal Bond Index3
--------  -----------------------  ----------------------------------
2/14/94.  $                10,000  $                           10,000
12/94. .                    9,377                               9,709
12/95. .                   10,985                              11,009
12/96. .                   11,331                              11,520
12/97. .                   12,228                              12,406
12/98. .                   12,882                              13,183
12/99. .                   12,229                              13,182
12/00. .                   13,721                              14,453
12/01. .                   14,294                              15,197
12/02. .                   15,470                              16,789
12/03. .                   16,124                              17,597
12/31/04                   16,652                              18,203



1Performance numbers for the Series and Index are calculated from February 14, 1994, the Series' inception date.
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3The unmanaged Merrill Lynch Intermediate Municipal Bond Index is a market value weighted measure of approximately 500 municipal bonds issued across the United States. The Index is comprised of investment grade securities. Index returns assume reinvestment of coupons and, unlike Series returns, do not reflect any fees or expenses.

Shareholder  Expense  Example  (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and exchange fees and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE  FOR  COMPARISON  PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value    During Period*
                                 7/1/04         12/31/04     7/1/04-12/31/04
                             ------------------------------------------------
Actual. . . . . . . . . . .  $     1,000.00  $     1,043.90  $           4.37
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,020.86  $           4.32



*Expenses are equal to the Series' annualized expense ratio (for the six-month period) of 0.85%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Based on the most recent fiscal half year, the Series' expense ratio may differ from the expense ratio based on one-year data in the financial highlights. The Series' total return would have been lower had certain expenses not been waived during the period.

Portfolio  Composition  as  of  December  31,  2004  (unaudited)

<graphic>
<pie  chart>




BOND TYPES1

General Obligation Bonds . . . . . . . . . . . . . . . . . . . .  86.8%
Revenue Bonds. . . . . . . . . . . . . . . . . . . . . . . . . .  11.0%
Cash, short-term investments, and other assets, less liabilities   2.2%


1As a percentage of net assets.

<graphic>
<pie chart>







QUALITY RATINGS2

Aaa. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  80.6%
Aa . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17.2%
Cash, short-term investments, and other assets, less liabilities   2.2%

2Using Moody's ratings, as a percentage of net assets.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004



                                                                                               CREDIT
                                                                                               RATING*    PRINCIPAL      VALUE
                                                                                             (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                             -----------  ----------  -----------
OHIO MUNICIPAL SECURITIES - 97.8%

Amherst Exempt Village School District, G.O. Bond, FGIC,
 4.75%, 12/1/2010. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa         $  200,000   $  218,932
Bedford Heights, G.O. Bond, Series A, AMBAC, 5.65%,
 12/1/2014 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             60,000       67,000
Big Walnut Local School District, Delaware County
 School Facilities, Construction & Impt., G.O. Bond, FSA,
  4.50%, 12/1/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            200,000      196,056
Chagrin Falls Exempt Village School District, G.O. Bond,
 5.55%, 12/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aa3            100,000      108,131
Chillicothe Water System, Revenue Bond, MBIA, 4.00%,
 12/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            125,000      132,020
Cincinnati, Various Purposes, G.O. Bond, Series A, 5.00%,
 12/1/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa1            200,000      222,148
Cleveland Heights & University Heights County School
 District, Library Impt., G.O. Bond, 5.125%, 12/1/2026 . . . . . . . . . . . . . . . . . . .  Aa3            200,000      209,190
Cleveland Waterworks, Prerefunded Balance, Revenue Bond,
 Series I, FSA, 5.00%, 1/1/2028. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            110,000      119,388
Cleveland Waterworks, Unrefunded Balance, Revenue Bond,
 Series I, FSA, 5.00%, 1/1/2028. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            155,000      159,070
Delaware City School District, G.O. Bond, FSA, 5.00%,
 12/1/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            300,000      314,346
Dublin City School District, School Facilities Construction
 & Impt., G.O. Bond, 5.375%, 12/1/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa2            350,000      391,034
Eaton City School District, G.O. Bond, FGIC, 5.00%,
 12/1/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            200,000      206,232
Erie County, G.O. Bond, FGIC, 4.75%, 10/1/2019 . . . . . . . . . . . . . . . . . . . . . . .  Aaa            175,000      182,940
Euclid, G.O. Bond, MBIA, 4.25%, 12/1/2023. . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            465,000      463,191
Fairfield County, Building Impt., G.O. Bond, 5.00%, 12/1/2018. . . . . . . . . . . . . . . .  Aa3            250,000      269,237
Garfield Heights City School District, School Impt., G.O.
 Bond, MBIA, 5.00%, 12/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            250,000      259,050
Genoa Area Local School District, G.O. Bond, FGIC, 5.40%,
 12/1/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            150,000      164,022
Greene County Sewer System, Governmental Enterprise,
 Revenue Bond, AMBAC, 5.625%, 12/1/2025. . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            235,000      260,883
Highland Local School District, School Impt., G.O. Bond, FSA,
 5.00%, 12/1/2009. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            190,000      209,070
Hilliard School District, G.O. Bond, Series A, FGIC, 5.00%,
 12/1/2020 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            225,000      234,103
Jackson Local School District, Stark & Summit Counties, G.O.
 Bond, FGIC, 3.50%, 12/1/2011. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            210,000      213,851
Jackson Local School District, Stark & Summit Counties,
 Construction & Impt., G.O. Bond, FGIC, 5.00%, 12/1/2030 . . . . . . . . . . . . . . . . . .  Aaa            200,000      206,514
Kettering City School District, School Impt., Prerefunded Balance,
 G.O. Bond, FGIC, 5.25%, 12/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             60,000       62,321





The  accompanying  notes  are  an  integral  part  of  the financial statements.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004



                                                                                               CREDIT
                                                                                               RATING*    PRINCIPAL      VALUE
                                                                                             (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                             -----------  ----------  -----------

OHIO MUNICIPAL SECURITIES (continued)

Kings Local School District, Prerefunded Balance, G.O. Bond,
 FGIC, 5.50%, 12/1/2021. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa        $  115,000    $  117,851
Lakota Local School District, G.O. Bond, AMBAC, 5.75%,
 12/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            50,000        51,579
Licking County Joint Vocational School District, School
 Facilities Construction & Impt., G.O. Bond, MBIA, 5.00%,
  12/1/2007. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           500,000       537,085
Lorain City School District, Classroom Facilities Impt., G.O.
 Bond, MBIA, 4.75%, 12/1/2025. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           400,000       409,844
Loveland City School District, G.O. Bond, Series A, MBIA,
 5.00%, 12/1/2024. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           200,000       209,552
Mansfield City School District, Various Purposes, G.O. Bond,
 MBIA, 5.75%, 12/1/2022. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           250,000       278,573
Marysville Exempt Village School District, Prerefunded
 Balance, G.O. Bond, MBIA, 5.75%, 12/1/2023. . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           315,000       328,665
Medina City School District, G.O. Bond, FGIC, 5.00%,
 12/1/2018 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           150,000       160,374
Mentor, G.O. Bond, 5.25%, 12/1/2017. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa3           100,000       106,784
Mississinawa Valley Local School District, Classroom
 Facilities, G.O. Bond, FSA, 5.75%, 12/1/2022. . . . . . . . . . . . . . . . . . . . . . . .  Aaa           205,000       234,450
Montgomery County, G.O. Bond, 5.30%, 9/1/2007. . . . . . . . . . . . . . . . . . . . . . . .  Aa2            65,000        65,169
North Olmsted, G.O. Bond, AMBAC, 5.00%, 12/1/2016. . . . . . . . . . . . . . . . . . . . . .  Aaa           125,000       133,510
Northwood Local School District, G.O. Bond, AMBAC,
 5.55%, 12/1/2006. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            65,000        68,975
Ohio State, Common Schools Capital Facilities, G.O. Bond,
 Series A, 4.75%, 6/15/2020. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa1           250,000       257,375
Ohio State, Common Schools, G.O. Bond, Series A, 5.00%,
 3/15/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa1           150,000       158,769
Ohio State, Infrastructure Impt., G.O. Bond, Series A, 5.00%,
 8/1/2009. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa1           200,000       219,366
Ohio State, Infrastructure Impt., Prerefunded Balance,
 G.O. Bond, 5.20%, 8/1/2010. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa1            50,000        54,091
Ohio State Turnpike Commission, Prerefunded Balance,
 Revenue Bond, Series A, MBIA, 5.70%, 2/15/2017. . . . . . . . . . . . . . . . . . . . . . .  Aaa           125,000       132,295
Ohio State Water Development Authority, Fresh Water,
 Revenue Bond, FSA, 5.125%, 12/1/2023. . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           300,000       321,318
Ohio State Water Development Authority, Pollution Control,
 Revenue Bond, 5.25%, 12/1/2015. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           200,000       228,440
Ohio State Water Development Authority, Pure Water,
 Revenue Bond, Series I, AMBAC, 6.00%, 12/1/2016 . . . . . . . . . . . . . . . . . . . . . .  Aaa            40,000        46,583
Ontario Local School District, G.O. Bond, FSA, 5.00%,
 12/1/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  AAA1          350,000       368,911
Orange City School District, G.O. Bond, 5.00%, 12/1/2023 . . . . . . . . . . . . . . . . . .  Aa1           305,000       319,896
Painesville City School District, School Impt., G.O. Bond,
 FGIC, 4.50%, 12/1/2025. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           170,000       171,076



The accompanying notes are an integral part of the financial statements.


INVESTMENT PORTFOLIO - DECEMBER 31, 2004



                                                                                               CREDIT      PRINCIPAL
                                                                                               RATING*      AMOUNT/      VALUE
                                                                                             (UNAUDITED)    SHARES      (NOTE 2)
                                                                                             -----------  ----------  -----------

OHIO MUNICIPAL SECURITIES (continued)

Plain Local School District, G.O. Bond, FGIC, 5.00%, 12/1/2025 . . . . . . . . . . . . . . .  Aaa         $  315,000   $  328,255
Plain Local School District, G.O. Bond, FGIC, 5.00%, 12/1/2029 . . . . . . . . . . . . . . .  Aaa            225,000      231,019
Plain Local School District, G.O. Bond, FGIC, 5.00%, 12/1/2030 . . . . . . . . . . . . . . .  Aaa            140,000      143,867
Sidney City School District, School Impt., G.O. Bond,
 Series B, FGIC, 5.10%, 12/1/2019. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            150,000      162,348
South-Western City School District, Franklin & Pickway
 County, G.O. Bond, AMBAC, 4.75%, 12/1/2026. . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            175,000      176,827
Tecumseh Local School District, School Impt., G.O. Bond,
 FGIC, 4.75%, 12/1/2027. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            195,000      197,611
Toledo, Prerefunded Balance, G.O. Bond, AMBAC, 5.95%,
 12/1/2015 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            175,000      184,594
Toledo Sewer System, Unrefunded Balance, Revenue Bond,
 AMBAC, 6.35%, 11/15/2017. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            150,000      153,488
Twinsburg Local School District, Prerefunded Balance,
 G.O. Bond, FGIC, 5.90%, 12/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            325,000      353,590
Upper Arlington City School District, Capital Appreciation,
 G.O. Bond, MBIA, 5.25%, 12/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            255,000      267,610
Van Buren Local School District, School Facilities Construction
 & Impt., G.O. Bond, FSA, 5.25%, 12/1/2016 . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            300,000      331,995
Van Wert City School District, School Impt., G.O. Bond,
 FGIC, 5.00%, 12/1/2020. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            500,000      535,245
Vandalia, G.O. Bond, AMBAC, 5.00%, 12/1/2015 . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            235,000      259,995
Warren, Prerefunded Balance, G.O. Bond, AMBAC, 5.20%,
 11/15/2013. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             10,000       10,271
Westerville City School District, G.O. Bond, MBIA, 5.00%,
 12/1/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            200,000      205,624
Wood County, G.O. Bond, 5.40%, 12/1/2013 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa3             50,000       50,565
Wyoming City School District, G.O. Bond, Series B, FGIC,
 5.15%, 12/1/2027 . . . . . .  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            300,000      315,774
Youngstown, G.O. Bond, MBIA, 6.125%, 12/1/2014. . . . . .. . . . . . . . . . . . . . . . . .  Aaa             50,000       51,161
                                                                                                                       -----------
TOTAL OHIO MUNICIPAL SECURITIES
(Identified Cost $13,179,778) . . . . . .  . . . . . . . . . . . . . . . . . . . . . . . . .                           13,809,099
                                                                                                                       -----------

SHORT-TERM INVESTMENTS - 0.5%
Dreyfus Municipal Reserves - Class R
(Identified Cost $74,067). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  74,067       74,067
                                                                                                                       -----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.


INVESTMENT PORTFOLIO - DECEMBER 31, 2004

                                                                                                                         VALUE
                                                                                                                        (NOTE 2)
                                                                                                                      -----------


TOTAL INVESTMENTS - 98.3%
(Identified Cost $13,253,845). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $13,883,166

OTHER ASSETS, LESS LIABILITIES - 1.7%. . . . . . . . . . . . . . . . . . . . . . . . . . . .                              236,791
                                                                                                                       -----------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $14,119,957
                                                                                                                      =============


KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:
AMBAC (AMBAC Assurance Corp.)
FGIC (Financial Guaranty Insurance Co.)
FSA (Financial Security Assurance)
MBIA (MBIA, Inc.)
The insurance does not guarantee the market value of the municipal bonds.


*Credit ratings from Moody's (unaudited)
1Credit ratings from S&P (unaudited)



The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies:
FGIC - 29.8%; MBIA - 23.2%; FSA - 16.0%; AMBAC - 10.0%.





The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2004


ASSETS:
Investments, at value (identified cost $13,253,845) (Note 2)  $13,883,166
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .      197,550
Interest receivable. . . . . . . . . . . . . . . . . . . . .       71,167
Dividends receivable . . . . . . . . . . . . . . . . . . . .          506
                                                              -----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . .   14,152,389
                                                              -----------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . .        2,934
Accrued fund accounting and transfer agent fees (Note 3) . .        2,528
Accrued chief compliance officer services (Note 3) . . . . .          522
Audit fees payable . . . . . . . . . . . . . . . . . . . . .       23,244
Accrued legal fees . . . . . . . . . . . . . . . . . . . . .        2,149
Other payables and accrued expenses. . . . . . . . . . . . .        1,055
                                                              -----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . .       32,432
                                                              -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  $14,119,957
                                                              ===========

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . .  $    13,329
Additional paid-in-capital . . . . . . . . . . . . . . . . .   13,407,407
Undistributed net investment income. . . . . . . . . . . . .       59,729
Accumulated net realized gain on investments . . . . . . . .       10,171
Net unrealized appreciation on investments . . . . . . . . .      629,321
                                                              -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  $14,119,957
                                                              ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($14,119,957/1,332,883 shares) . . . . . . .  $     10.59
                                                              ===========




The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENT OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2004


INVESTMENT INCOME:
Interest. . . . . . . . . . . . . . . . . . . . . . .  $573,647
Dividends . . . . . . . . . . . . . . . . . . . . . .     3,489
                                                       ---------

Total Investment Income . . . . . . . . . . . . . . .   577,136
                                                       ---------

EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . .    64,303
Fund accounting and transfer agent fees (Note 3). . .    28,672
Directors' fees (Note 3). . . . . . . . . . . . . . .     8,202
Chief compliance officer services (Note 3). . . . . .       550
Audit fees. . . . . . . . . . . . . . . . . . . . . .    22,999
Custodian fees. . . . . . . . . . . . . . . . . . . .     3,026
Miscellaneous . . . . . . . . . . . . . . . . . . . .     6,987
                                                       ---------

Total Expenses. . . . . . . . . . . . . . . . . . . .   134,739
Less reduction of expenses (Note 3) . . . . . . . . .   (25,378)
                                                       ---------

Net Expenses. . . . . . . . . . . . . . . . . . . . .   109,361
                                                       ---------

NET INVESTMENT INCOME . . . . . . . . . . . . . . . .   467,775
                                                       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain on investments. . . . . . . . . . .    36,500
Net change in unrealized appreciation on investments.   (59,316)
                                                       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS . . . . . . . . . . . . . . . . . . . . .   (22,816)
                                                       ---------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS. . . . . . . . . . . . . . . . . . . . . .  $444,959
                                                       =========





The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENTS OF CHANGES IN NET ASSETS




                                                        FOR THE       FOR THE
                                                       YEAR ENDED    YEAR ENDED
                                                        12/31/04      12/31/03
                                                      ------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . .  $   467,775   $   451,516
Net realized gain on investments . . . . . . . . . .       36,500        64,184
Net change in unrealized appreciation on
investments. . . . . . . . . . . . . . . . . . . . .      (59,316)      (26,054)
                                                      ------------  ------------

Net increase from operations . . . . . . . . . . . .      444,959       489,646
                                                      ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income . . . . . . . . . . . . .     (591,068)     (418,092)
From net realized gain on investments. . . . . . . .      (17,784)      (50,401)
                                                      ------------  ------------

Total distributions to shareholders. . . . . . . . .     (608,852)     (468,493)
                                                      ------------  ------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions
(Note 5) . . . . . . . . . . . . . . . . . . . . . .    2,191,949       285,468
                                                      ------------  ------------

Net increase in net assets . . . . . . . . . . . . .    2,028,056       306,621

NET ASSETS:

Beginning of year. . . . . . . . . . . . . . . . . .   12,091,901    11,785,280
                                                      ------------  ------------

END OF YEAR (including undistributed net investment
income of $59,729 and $159,063, respectively). . . .  $14,119,957   $12,091,901
                                                      ============  ============





The  accompanying  notes  are  an  integral  part  of  the financial statements.




FINANCIAL HIGHLIGHTS





                                                                                 FOR THE YEARS ENDED
                                                          12/31/04     12/31/03    12/31/02    12/31/01    12/31/00
                                                          ----------  ----------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH YEAR):

NET ASSET VALUE - BEGINNING OF YEAR . . . . . . . . . . .  $  10.75   $   10.74   $   10.31   $   10.29   $    9.56
                                                          ----------  ----------  ----------  ----------  ----------
Income (loss) from investment operations:
Net investment income. . .. . . . . . . . . . . . . . . .      0.38        0.42        0.41        0.46        0.44
Net realized and unrealized gain (loss) on
investments. . .  . . . . . . . . . . . . . . . . . . . .     (0.04)       0.03        0.43       (0.03)       0.70
                                                          ----------  ----------  ----------  ----------  ----------

Total from investment operations . .  . . . . . . . . . .      0.34        0.45        0.84        0.43        1.14
                                                          ----------  ----------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income . . . . . . . . . . . . . . . .    (0.49)      (0.39)      (0.40)      (0.41)      (0.41)
From net realized gain on investments. . . . . . . . . . .    (0.01)      (0.05)      (0.01)          -           -
                                                          ----------  ----------  ----------  ----------  ----------

Total distributions to shareholders . .  . . . . . . . . .    (0.50)      (0.44)      (0.41)      (0.41)      (0.41)
                                                          ----------  ----------  ----------  ----------  ----------

NET ASSET VALUE - END OF YEAR. . . . . . . . . . . . . . . $  10.59   $   10.75   $   10.74   $   10.31   $   10.29
                                                          ==========  ==========  ==========  ==========  ==========
Total return1 . . . . . .  . . . . . . . . . . . . . . . .     3.28%       4.23%       8.22%       4.18%      12.21%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*. . . .                                               0.85%       0.85%       0.85%       0.85%       0.85%
Net investment income. . . . . . . . . . . . . . . . . . .     3.64%       3.91%       4.09%       4.27%       4.57%

Portfolio turnover . . . . . . . . . . . . . . . . . . . .      7%         14%          8%          9%         14%

NET ASSETS - END OF YEAR (000's omitted) . . . . . . . . . $  14,120   $  12,092   $  11,785   $   9,833   $   9,431
                                                          ==========  ==========  ==========  ==========  ==========


*The investment advisor did not impose all or a portion of its management fee and in some years paid a portion of the Series'
expenses.  If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased
as follows:                                                    0.20%       0.59%       0.68%       0.74%       0.43%






1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the year.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements

1.  ORGANIZATION

Ohio Tax Exempt Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. Shares of the Series are offered to investors, employees and clients of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of December 31, 2004, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as Ohio Tax Exempt Series common stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the "Service"). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund's Board of Directors.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in regulated investment companies are valued at their net asset value per share on valuation date.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily. Expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes  to  Financial  Statements

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders  of  net  investment  income are made quarterly.
Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund's Chief Compliance Officer's salary, which is paid by the Fund, and the Special Assistant Secretary's salary, which is paid by BISYS), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

The Advisor has contractually agreed, until at least April 30, 2006, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 0.85% of average daily net assets each year. Accordingly, the Advisor waived fees of $25,378 for the year ended December 31, 2004, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund pays the Advisor an annual fee of 0.15% of the Fund's average daily net assets up to $900 million, 0.11% for the Fund's average daily net assets between $900 million and $1.5 billion, and 0.07% for the Fund's average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund's Compliance Program, are charged. Expenses not directly attributable to a series are allocated based on each series' relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

Notes  to  Financial  Statements


4.  PURCHASES  AND  SALES  OF  SECURITIES

For the year ended December 31, 2004, purchases and sales of securities, other than short-term securities, were $3,058,525 and $894,300, respectively.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Ohio  Tax  Exempt  Series  were:



                        FOR THE YEAR                FOR THE YEAR
                       ENDED 12/31/04              ENDED 12/31/03
             ---------------------------------  -----------------------

                 SHARES            AMOUNT        SHARES       AMOUNT
             ---------------  ----------------  ---------  ------------
Sold. . . .         272,911   $     2,874,653    114,948   $ 1,233,589
Reinvested.          57,048           605,147     43,211       465,113
Repurchased        (122,075)       (1,287,851)  (130,926)   (1,413,234)
             ---------------  ----------------  ---------  ------------
Total . . .         207,884   $     2,191,949     27,233   $   285,468
             ===============  ================  =========  ============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on December 31, 2004.

7.  CONCENTRATION  OF  CREDIT

The Series primarily invests in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of Ohio municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of net investment income or gains and losses, including market discount. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

Notes  to  Financial  Statements

The  tax  character  of  distributions  paid  were  as  follows:



                          FOR THE YEAR     FOR THE YEAR
                         ENDED 12/31/04   ENDED 12/31/03
                         ---------------  ---------------
Ordinary income . . . .  $        25,550  $        20,166
Tax exempt income . . .          565,518          403,823
Long-term capital gains           17,784           44,504



Pursuant to Section 852 of the Internal Revenue Code, as amended, the Series hereby designates the long-term capital gains disclosed above as capital gain for its taxable year ended December 31, 2004. In addition, the Series hereby designates the tax exempt income disclosed above as tax exempt dividends for the year ended December 31, 2004.

At December 31, 2004, the tax basis components of distributable earnings and the net unrealized appreciation based on identified cost for federal income tax purposes were as follows:



Cost for federal income tax purposes.  $13,246,599

Unrealized appreciation . . . . . . .  $   652,344
Unrealized depreciation . . . . . . .      (15,777)
                                       ------------
Net unrealized appreciation . . . . .  $   636,567
Undistributed tax exempt income . . .       52,483
Undistributed long-term capital gains       10,171



Report  of  Independent  Registered  Public  Accounting  Firm



TO THE BOARD OF DIRECTORS OF EXETER FUND, INC. AND SHAREHOLDERS OF OHIO TAX EXEMPT SERIES:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Ohio Tax Exempt Series (a series of Exeter Fund, Inc., hereafter referred to as the "Series") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS  LLP
BOSTON,  MASSACHUSETTS
FEBRUARY  10,  2005




Directors' and Officers' Information (unaudited)


The Statement of Additional Information provides additional information about the Fund's directors and officers and can be obtained without charge by calling 1-800-466-3863, at www.manningnapieradvisors.com or on the EDGAR Database on the SEC Internet
web site (http:\\www.sec.gov).  The following chart shows certain information about the Fund's officers and directors, including their principal occupations during the last five years.  Unless specific dates are provided, the individuals have held the listed positions for longer than five years.

INTERESTED DIRECTOR
Name: . . .. . . . . . . . . . . . . . . . . . . . . . . B. Reuben Auspitz*
Address: . . . . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                         Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . . . . 57
Current Position(s) Held with Fund:. . . . . . . . . . . Principal Executive Officer, President, Chairman & Director
Term of Office1 & Length of Time Served: . . . . . . . . Indefinite - Director since 1984; Vice President 1984 - 2003;
                                                         President since 2004; Principal Executive Officer Since 2002
Principal Occupation(s) During Past 5 Years: . . . . . . Executive Vice President, Co-Executive Director, Executive Group
                                                         Member** & Chief Compliance Officer since 2004, Manning & Napier
                                                         Advisors, Inc.;  President & Director, Manning & Napier Investor Services,
                                                         Inc.;  Holds or has held one or more of the following titles for various subsidiaries and affiliates:  President, Vice President, Director,
                                                         Chairman, Treasurer, Chief Compliance Officer or Member
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Stephen B. Ashley
Address: . . . . . . . .  . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  64
Current Position(s) Held with Fund: . . . . . . . . . .  Director, Audit Committee Member, Governance & Nominating
                                                         Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1996
Principal Occupation(s) During Past 5 Years:. . . . . .  Chairman, Director, President & Chief Executive Officer,
                                                         The Ashley Group (property management and investment)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  Genesee Corp., The Ashley Group, Fannie Mae
-----------------------------------------------------------------------------------------------------------------------------------
Name:. . . .  . . . . . . . . . . . . . . . . . . . . .  Martin F. Birmingham
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  83
Current Position(s) Held with Fund: . . . . . . . . . .  Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1994
Principal Occupation(s) During Past 5 Years:. . . . . .  Advisory Trustee, The Freedom Forum (nonpartisan, international foundation)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Peter L. Faber
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  66
Current Position(s) Held with Fund: . . . . . . . . . .  Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1987
Principal Occupation(s) During Past 5 Years:. . . . . .  Partner, McDermott, Will & Emery LLP (law firm)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  Partnership for New York City, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Harris H. Rusitzky
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  70
Current Position(s) Held with Fund:. . . . . .  . . . .  Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1985
Principal Occupation(s) During Past 5 Years:. . . . . .  President, The Greening Group (business consultants)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A

Directors'  and  Officers'  Information  (unaudited)


OFFICERS
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Jeffrey S. Coons, Ph.D., CFA
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  41
Current Position(s) Held with Fund: . . . . . . . . . .  Vice President
Term of Office1 & Length of Time Served:. . . . . . . .  Since 2004
Principal Occupation(s) During Past 5 Years:. . . . . .  Co-Director of Research since 2002 & Executive Group Member**,
                                                         Manning & Napier Advisors, Inc.; Managing Director - Risk Management,
                                                         Manning & Napier Advisors, Inc., 1993-2002;  Holds one or more of the following titles for various subsidiaries and affiliates: President,
                                                         Director, Treasurer or Senior Trust Officer
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Christine Glavin
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  38
Current Position(s) Held with Fund: . . . . . . . . . .  Principal Financial Officer, Chief Financial Officer
Term of Office1 & Length of Time Served:. . . . . . . .  Principal Financial Officer since 2002; Chief Financial Officer since 2001
Principal Occupation(s) During Past 5 Years: . .  . . .  Fund Accounting Manager, Manning & Napier Advisors, Inc.
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Jodi L. Hedberg
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  37
Current Position(s) Held with Fund: . . . . . . . . . .  Corporate Secretary, Chief Compliance Officer, Anti-Money Laundering
                                                         Compliance Officer
Term of Office1 & Length of Time Served:. . . . . . . .  Corporate Secretary since 1997; Chief Compliance Officer since 2004
Principal Occupation(s) During Past 5 Years:. . . . . .  Compliance Manager, Manning & Napier Advisors, Inc. & affiliates
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Alaina V. Metz
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:  . . . . . . . . . . . . . . . . . . . . . . . . .  37
Current Position(s) Held with Fund: . . . . . . . . . .  Special Assistant Secretary
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 2002
Principal Occupation(s) During Past 5 Years:. . . . . .  Vice President, BISYS Fund Services Ohio, Inc. (mutual fund servicing company)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:, . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
*Interested Director, within the meaning of the Investment Company Act of 1940 by reason of his position with the Fund's investment advisor and distributor.  Mr. Auspitz serves as the Executive Vice President and Director, Manning & Napier Advisors, Inc. and
President and Director, Manning & Napier Investor Services, Inc., the Fund's distributor.
**The Executive Group, which consists of six members, performs the duties of the Office of the President, effective May 1, 2003.
1The term of office for President, Vice President, Chief Financial Officer, and Corporate Secretary is one year and until their respective successors are chosen and qualified.  All other officers' terms are indefinite.

[This  page  intentionally  left  blank]

[This  page  intentionally  left  blank]

LITERATURE  REQUESTS  (UNAUDITED)

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  Securities  and  Exchange
     Commission's  (SEC)  web  site     http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  SEC's  web  site               http://www.sec.gov


QUARTERLY  PORTFOLIO  HOLDINGS
--------------------------------------------------------------------------------
The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and is available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  SEC's  web  site               http:\\www.sec.gov

The Series' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)
--------------------------------------------------------------------------------
The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  SEC's  web  site               http://www.sec.gov
On  the  Advisor's  web  site           http://www.manningnapieradvisors.com


ADDITIONAL  INFORMATION  AVAILABLE  AT  WWW.MANNINGNAPIERADVISORS.COM
--------------------------------------------------------------------------------
1.     Annual  Report  (most  recent)
2.     Fund  Holdings  -  month-end
3.     Fund  Holdings  -  quarter-end
4.     Semi-Annual  Report  (most  recent)

Exeter  Fund,  Inc.
Annual  Report
December  31,  2004
Small  Cap  Series

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

The Small Cap Series generated a return of 19.81% during 2004, which outperformed both the S&P 500 Total Return Index and the RussellR 2000 Index.

In 2004, the Series continued to overweight the Energy sector relative to the RussellR 2000 Index. Energy remains a core investment theme, and it was a key contributor to the Series' performance for the year. Demand has been strong, with a noticeable contribution from China and most of the rest of the developing world. Still, the main driver, and the driver on which we continue to focus, is the attractiveness of the supply-side due to continued under-investment in the exploration and production of oil.

The Series utilized the Bankable Deal Strategy to capture select opportunities in the Utilities sector. The Bankable Deal Strategy looks to invest in companies that sell at a significant discount to their intrinsic value. Many utilities companies are now refocusing on their core businesses, and using their free cash flow to repay debt. We believe investors are just starting to appreciate these companies' more shareholder-friendly initiatives.

Our Hurdle Rate Strategy looks for strong companies within industries that are expected to see favorable supply and demand dynamics, as low profitability forces capacity reductions, which in turn leads to pricing power for the remaining participants. We used the Hurdle Rate Strategy to build positions in the airline sector. Our investments in the sector have delivered strong results this past year and, in our opinion, the outlook continues to remain positive for those airlines that will benefit from an improvement in the industry's fortunes.

The Series' relatively low holdings in Information Technology stocks was a factor that helped it to outperform the RussellR 2000 Index. The Information Technology sector was one of the worst performing sectors of the RussellR 2000 Index in 2004. The Series will continue to look for investments in the Information Technology sector that fit both our investment strategies and valuation criteria.

The Series increased its investment in Health Care Information Technology companies (HCIT) (part of the health care providers and services industry) in 2004 by looking for investments with strong "Profile" characteristics. Our Profile Strategy looks for attractive opportunities in companies that have a competitive advantage which will allow them to grow faster than the industry. We view HCIT as an attractive sector because we anticipate health care providers will increase spending on productivity-enhancing initiatives in an effort to reduce costs.

Towards the latter part of the year, the Series took profits on some of its Materials stocks. Commodities in general are well off trough conditions. Capacity that was idle at the bottom of the cycle is beginning to return, and we believe this may reduce the pricing power of the producers. Our focus on the investment cycle (supply side) suggested we should reduce our exposure to this sector.

We remain underweight relative to the RussellR 2000 Index in the Financials sector, but the Series has increased its investment in the sector with select investments in commercial banks. We remain optimistic for the prospects of continued consolidation within the fragmented banking industry and will look to participate opportunistically.

We believe the Series is well positioned and well balanced for the current market environment. We remain ready to take advantage of pullbacks and corrections to build positions in companies that we regard as solid investment opportunities.

As always, we appreciate your business and wish you all the best in the new year.

Sincerely,

EXETER  ASSET  MANAGEMENT

Performance  Update  as  of  December  31,  2004 (unaudited)



                                                      Average Annual Total Returns
                                                          As of December 31, 2004
                                                 --------------------------------------

                                                   One     Five      Ten       Since
                                                  Year     Year      Year   Inception1
                                                 -------  ------    ------  -----------

Exeter Fund, Inc. - Small Cap Series2 . . . . .   19.81%   12.81%    9.41%   10.47%

Standard & Poor's (S&P) 500 Total Return Index3   10.87%   -2.30%   12.07%   10.96%

RussellR  2000 Index3 . . . . . . . . . . . . .   18.32%    6.61%   11.54%   11.50%






The following graph compares the value of a $10,000 investment in the Exeter Fund, Inc. - Small Cap Series from its current activation1 (4/30/92) to present (12/31/04) to the S&P 500 Total Return Index and the RussellR 2000 Index.



<graphic>
<line  chart>

Data  for  line  chart  to  follow:




           Exeter Fund, Inc.         S&P 500
Date       Small Cap Series2  Total Return Index3  RussellR  2000 Index3
--------  ------------------  -------------------  ---------------------

4/30/92.  $           10,000  $            10,000  $             10,000
12/92. .              11,610               10,725                11,415
12/93. .              13,317               11,799                13,574
12/94. .              14,383               11,959                13,327
12/95. .              16,497               16,437                17,117
12/96. .              18,156               20,206                19,940
12/97. .              20,388               26,944                24,399
12/98. .              17,603               34,666                23,778
12/99. .              19,341               41,958                28,833
12/00. .              21,165               38,139                27,963
12/01. .              25,831               33,610                28,658
12/02. .              21,402               26,185                22,788
12/03. .              29,495               33,691                33,559
12/31/04              35,338               37,353                39,707




1Performance numbers for the Series and Indices are calculated from April 30, 1992, the Series' current activation date.
2The Series' Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter Market. The Index returns assume daily reinvestment of dividends. The RussellR 2000 Index is an unmanaged index that consists of 2,000 small-capitalization stocks. Members of the Index represent only U.S. common stocks that are invested in the U.S. equity markets. The Index returns are based on a market capitalization-weighted average of relative price changes of the component stocks plus dividends whose reinvestments are compounded daily. The Indices' returns, unlike Series returns, do not reflect any fees or expenses.

SHAREHOLDER  EXPENSE  EXAMPLE  (UNAUDITED)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and exchange fees and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE  FOR  COMPARISON  PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value    During Period*
                                 7/1/04         12/31/04     7/1/04-12/31/04
                             --------------  --------------  ----------------
Actual. . . . . . . . . . .  $     1,000.00  $     1,121.20  $           6.51
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,019.00  $           6.19



*Expenses are equal to the Series' annualized expense ratio (for the six-month period) of 1.22%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Based on the most recent fiscal half year, the Series' expense ratio may differ from the expense ratio based on one-year data in the financial highlights. The Series' total return would have been lower had certain expenses not been waived during the period.

Portfolio  Composition  as  of  December  31,  2004  (unaudited)

<graphic>
<pie  chart>

SECTOR ALLOCATION*

Consumer Discretionary . . . . . . . . . . . . . . . . . . . . .  17.2%
Consumer Staples . . . . . . . . . . . . . . . . . . . . . . . .   4.8%
Energy . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17.2%
Financials . . . . . . . . . . . . . . . . . . . . . . . . . . .   5.2%
Health Care. . . . . . . . . . . . . . . . . . . . . . . . . . .   6.3%
Industrials. . . . . . . . . . . . . . . . . . . . . . . . . . .  21.5%
Information Technology . . . . . . . . . . . . . . . . . . . . .   9.5%
Materials. . . . . . . . . . . . . . . . . . . . . . . . . . . .   4.7%
Telecommunication Services . . . . . . . . . . . . . . . . . . .   1.0%
Utilities. . . . . . . . . . . . . . . . . . . . . . . . . . . .   6.9%
Cash, short-term investments, and liabilities, less other assets   5.7%

*As a percentage of net assets.





MARKET  CAPITALIZATION

Average. . . . .  $1,082 million
Median . . . . .     812 million
Weighted Average   1,315 million







TOP  TEN  STOCK  HOLDINGS*

Varco International, Inc. .  3.7%
Pride International, Inc. .  2.9%
Allegheny Energy, Inc.. . .  2.9%
Fargo Electronics . . . . .  2.6%
Minerals Technologies, Inc.  2.6%
National Oilwell, Inc.. . .  2.2%
NRG Energy, Inc.. . . . . .  2.2%
Tomra Systems ASA . . . . .  2.2%
Helmerich & Payne, Inc. . .  2.1%
Atwood Oceanics, Inc. . . .  2.0%

*As  a  percentage  of  total  investments.





INVESTMENT PORTFOLIO - DECEMBER 31, 2004


                                                            VALUE
                                                SHARES     (NOTE 2)
                                              ----------  -----------
COMMON STOCKS - 94.3%
CONSUMER DISCRETIONARY - 17.2%
AUTO COMPONENTS - 0.5%
Azure Dynamics Corp.* (Canada) (Note 7). . .     952,000  $  793,598
                                                          -----------

HOTELS, RESTAURANTS & LEISURE - 3.9%
Club Mediterranee S.A.* (France) (Note 7). .      35,000   1,650,159
International Speedway Corp. - Class A . . .      29,500   1,557,600
Lodgian, Inc.* . . . . . . . . . . . . . . .      69,000     848,700
Mikohn Gaming Corp.* . . . . . . . . . . . .      84,000     858,480
Shangri-La Asia Ltd. (Hong Kong) (Note 7). .   1,230,000   1,764,467
                                                          -----------
                                                           6,679,406
                                                          -----------

HOUSEHOLD DURABLES - 1.5%
Interface, Inc. - Class A* . . . . . . . . .     165,000   1,645,050
Libbey, Inc. . . . . . . . . . . . . . . . .      24,000     533,040
The Rowe Companies*. . . . . . . . . . . . .      82,000     423,940
                                                          -----------
                                                           2,602,030
                                                          -----------

LEISURE EQUIPMENT & PRODUCTS - 4.0%
Alliance Gaming Corp.* . . . . . . . . . . .      59,000     814,790
Callaway Golf Co.. . . . . . . . . . . . . .     105,000   1,417,500
Hasbro, Inc. . . . . . . . . . . . . . . . .      90,000   1,744,200
K2, Inc.*. . . . . . . . . . . . . . . . . .      48,000     762,240
Leapfrog Enterprises, Inc. - Class A*. . . .     102,900   1,399,440
The Vermont Teddy Bear Co., Inc.*. . . . . .     105,000     674,100
                                                          -----------
                                                           6,812,270
                                                          -----------

MEDIA - 4.9%
Acme Communications, Inc.* . . . . . . . . .     396,000   2,775,960
Belo Corp. - Class A . . . . . . . . . . . .      63,000   1,653,120
Harris Interactive, Inc.*. . . . . . . . . .     208,675   1,648,532
Insight Communications Co., Inc. - Class A*.     233,000   2,159,910
                                                          -----------
                                                           8,237,522
                                                          -----------

SPECIALTY RETAIL - 1.8%
Douglas Holding AG (Germany) (Note 7). . . .      48,200   1,706,831
Foot Locker, Inc.. . . . . . . . . . . . . .      50,000   1,346,500
                                                          -----------
                                                           3,053,331
                                                          -----------

TEXTILES, APPAREL & LUXURY GOODS - 0.6%
Wolverine World Wide, Inc. . . . . . . . . .      33,600   1,055,712
                                                          -----------
                                                          29,233,869
                                                          -----------

CONSUMER STAPLES - 4.8%
BEVERAGES - 0.3%
National Beverage Corp.* . . . . . . . . . .      62,000     515,840
                                                          -----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004


                                                           VALUE
                                               SHARES     (NOTE 2)
                                             ----------  -----------
CONSUMER STAPLES (continued)
FOOD & STAPLES RETAILING - 1.4%
Pathmark Stores, Inc.*. . . . . . . . . . .      401,900  $2,335,039
                                                          -----------

FOOD PRODUCTS - 2.6%
Chiquita Brands International, Inc. . . . .       33,925     748,385
The Hain Celestial Group, Inc.* . . . . . .       83,000   1,715,610
J&J Snack Foods Corp. . . . . . . . . . . .       13,300     652,099
Lancaster Colony Corp.. . . . . . . . . . .       12,200     523,014
Ralcorp Holdings, Inc.. . . . . . . . . . .       18,500     775,705
                                                          -----------
                                                           4,414,813
                                                          -----------

PERSONAL PRODUCTS - 0.5%
Playtex Products, Inc.  . . . . . . . . . .      108,000     862,920
                                                          -----------
                                                           8,128,612
                                                          -----------

ENERGY - 17.2%
ENERGY EQUIPMENT & SERVICES - 15.2%
Atwood Oceanics, Inc.*. . . . . . . . . . .       67,000   3,490,700
Helmerich & Payne, Inc. . . . . . . . . . .      106,000   3,608,240
National-Oilwell, Inc.* . . . . . . . . . .      108,000   3,811,320
Newpark Resources, Inc.*. . . . . . . . . .      327,000   1,684,050
Precision Drilling Corp.* (Canada) (Note 7)       29,000   1,821,200
Pride International, Inc.*. . . . . . . . .      246,000   5,052,840
Varco International, Inc.*. . . . . . . . .      218,000   6,354,700
                                                          -----------
                                                          25,823,050
                                                          -----------

OIL & GAS - 2.0%
Forest Oil Corp.* . . . . . . . . . . . . .      104,000   3,298,880
                                                          -----------
                                                          29,121,930
                                                          -----------

FINANCIALS - 5.2%
COMMERCIAL BANKS - 3.8%
American National Bankshares, Inc.. . . . .       16,300     394,623
Bancshares of Florida, Inc.*. . . . . . . .       26,500     426,915
Chemical Financial Corp.. . . . . . . . . .       15,700     673,844
Citizens & Northern Corp. . . . . . . . . .       23,937     628,346
Croghan Bancshares, Inc.. . . . . . . . . .        5,900     216,825
F & M Bank Corp.. . . . . . . . . . . . . .        6,300     165,060
First Community Bancorp . . . . . . . . . .        9,600     409,920
First Financial Corp. . . . . . . . . . . .       18,300     641,049
Firstbank Corp. . . . . . . . . . . . . . .        1,055      29,857
Juniata Valley Financial Corp.. . . . . . .        1,100      46,200
National Bankshares, Inc. . . . . . . . . .       13,000     695,760
Northrim BanCorp, Inc.. . . . . . . . . . .       17,300     406,550
Omega Financial Corp. . . . . . . . . . . .       18,400     630,752



The  accompanying  notes  are  an  integral  part  of  the financial statements.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004


                                                           VALUE
                                               SHARES     (NOTE 2)
                                             ----------  -----------
FINANCIALS (continued)
COMMERCIAL BANKS (continued)
Potomac Bancshares, Inc.. . . . . . . . .         14,800  $  407,000
Shore Bancshares, Inc.. . . . . . . . . .          5,650     205,039
Tower Bancorp, Inc. . . . . . . . . . . .          8,625     377,344
                                                          -----------
                                                           6,355,084
                                                          -----------

CONSUMER FINANCE - 0.7%
MoneyGram International, Inc. . . . . . .         60,000   1,268,400
                                                          -----------

THRIFTS & MORTGAGE FINANCE - 0.7%
Flagstar Bancorp, Inc.. . . . . . . . . .         55,000   1,243,000
                                                          -----------
                                                           8,866,484
                                                          -----------

HEALTH CARE - 6.3%
BIOTECHNOLOGY - 1.0%
BioMarin Pharmaceutical, Inc.*. . . . . .        258,000   1,648,620
                                                          -----------

HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
Advanced Neuromodulation Systems, Inc.* .         47,000   1,854,620
Millipore Corp.*. . . . . . . . . . . . .         52,500   2,615,025
                                                          -----------
                                                           4,469,645
                                                          -----------

HEALTH CARE PROVIDERS & SERVICES - 2.7%
AMN Healthcare Services, Inc.*. . . . . .         26,200     416,842
Omnicell, Inc.* . . . . . . . . . . . . .        222,775   2,450,525
WebMD Corp.*. . . . . . . . . . . . . . .        218,000   1,778,880
                                                           4,646,247
                                                          -----------
                                                          10,764,512
                                                          -----------

INDUSTRIALS - 21.5%
AIRLINES - 4.3%
AirTran Holdings, Inc.* . . . . . . . . .         73,000     781,100
AMR Corp.*. . . . . . . . . . . . . . . .        103,000   1,127,850
Continental Airlines, Inc. - Class B* . .         88,500   1,198,290
JetBlue Airways Corp.*. . . . . . . . . .         71,000   1,648,620
Northwest Airlines Corp.* . . . . . . . .         88,500     967,305
SkyWest, Inc. . . . . . . . . . . . . . .         73,000   1,464,380
                                                          -----------
                                                           7,187,545
                                                          -----------

COMMERCIAL SERVICES & SUPPLIES - 2.4%
BWT AG (Austria) (Note 7) . . . . . . . .         59,000   2,228,560
Herman Miller, Inc. . . . . . . . . . . .         66,000   1,823,580
                                                          -----------
                                                           4,052,140
                                                          -----------

CONSTRUCTION & ENGINEERING - 3.1%
Infrasource Services, Inc.* . . . . . . .        115,000   1,495,000
Insituform Technologies, Inc. - Class A*.         82,675   1,874,242



The  accompanying  notes  are  an  integral  part  of  the financial statements.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004


                                                           VALUE
                                               SHARES     (NOTE 2)
                                             ----------  -----------
INDUSTRIALS (continued)
CONSTRUCTION & ENGINEERING (continued)
Koninklijke Boskalis Westminster N.V.
(Netherlands) (Note 7)                            26,156  $  883,637
The Shaw Group, Inc.*. . . . . . . . . . . . . .  54,000     963,900
                                                          -----------
                                                           5,216,779
                                                          -----------

ELECTRICAL EQUIPMENT - 2.5%
Global Power Equipment Group, Inc.*. . . . . . . 197,000   1,938,480
Plug Power, Inc.*. . . . . . . . . . . . . . . . 171,000   1,044,810
Vestas Wind Systems A/S* (Denmark) (Note 7). . . 106,000   1,314,945
                                                          -----------
                                                           4,298,235
                                                          -----------

MACHINERY - 9.2%
AGCO Corp.*. . . . . . . . . . . . . . . . . . . 138,000   3,020,820
Albany International Corp. - Class A . . . . . .  83,000   2,918,280
Gardner Denver, Inc.*. . . . . . . . . . . . . .  54,000   1,959,660
Lindsay Manufacturing Co.. . . . . . . . . . . .  93,000   2,406,840
Tomra Systems ASA (Norway) (Note 7). . . . . . . 681,000   3,736,579
Wabtec Corp. . . . . . . . . . . . . . . . . . .  74,000   1,577,680
                                                          -----------
                                                          15,619,859
                                                          -----------
                                                          36,374,558
                                                          -----------

INFORMATION TECHNOLOGY - 9.5%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.6%
Digital Theater Systems, Inc. (DTS)* . . . . . .  61,000   1,227,930
Fargo Electronics* . . . . . . . . . . . . . . . 304,882   4,569,876
OSI Systems, Inc.* . . . . . . . . . . . . . . .  90,000   2,043,900
                                                          -----------
                                                           7,841,706
                                                          -----------

IT SERVICES - 0.9%
The BISYS Group, Inc.*1. . . . . . . . . . . . .  99,000   1,628,550
                                                          -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
Cabot Microelectronics Corp.*. . . . . . . . . .  48,000   1,922,400
Cymer, Inc.* . . . . . . . . . . . . . . . . . .  71,000   2,097,340
                                                          -----------
                                                           4,019,740
                                                          -----------

SOFTWARE - 1.6%
Blackbaud, Inc.* . . . . . . . . . . . . . . . .  65,000     951,600
Take-Two Interactive Software, Inc.* . . . . . .  25,000     869,750
THQ, Inc.* . . . . . . . . . . . . . . . . . . .  36,000     825,840
                                                          -----------
                                                           2,647,190
                                                          -----------
                                                          16,137,186
                                                          -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004


                                                           VALUE
                                               SHARES     (NOTE 2)
                                             ----------  -----------
MATERIALS - 4.7%
CHEMICALS - 3.7%
Cabot Corp. . . . . . . . . . . . . . . . . . . . 24,000   $ 928,320
Ferro Corp. . . . . . . . . . . . . . . . . . . . 37,000     858,030
Minerals Technologies, Inc. . . . . . . . . . . . 67,000   4,468,900
                                                          -----------
                                                           6,255,250
                                                          -----------

PAPER & FOREST PRODUCTS - 1.0%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7) . . 43,500   1,639,950
                                                          -----------
                                                           7,895,200
                                                          -----------

TELECOMMUNICATION SERVICES - 1.0%
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
CT Communications, Inc. . . . . . . . . . . . . . 62,000     762,600
D&E Communications, Inc.. . . . . . . . . . . . . 71,500     861,575
                                                          -----------
                                                           1,624,175
                                                          -----------

UTILITIES - 6.9%
ELECTRIC UTILITIES - 3.8%
Allegheny Energy, Inc.* . . . . . . . . . . . . .250,000   4,927,500
Westar Energy, Inc. . . . . . . . . . . . . . . . 67,400   1,541,438
                                                          -----------
                                                           6,468,938
                                                          -----------

MULTI-UTILITIES & UNREGULATED POWER - 3.1%
Aquila, Inc.* . . . . . . . . . . . . . . . . . .383,100   1,413,639
NRG Energy, Inc.* . . . . . . . . . . . . . . . .104,000   3,749,200
                                                          -----------
                                                           5,162,839
                                                          -----------
                                                          11,631,777
                                                          -----------

TOTAL COMMON STOCKS
(Identified Cost $126,155,477). . . . . . . . . .        159,778,303
                                                         ------------

SHORT-TERM INVESTMENTS - 7.6%
Dreyfus Treasury Cash Management -
Institutional Shares . . . . . . . . . . . . . 4,968,877   4,968,877
Fannie Mae Discount Note, 2/7/2005. . . . . . $8,000,000   7,981,336
                                                          -----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $12,950,213) . . . . . . . .             12,950,213
                                                          -----------

TOTAL INVESTMENTS - 101.9%
(Identified Cost $139,105,690). . . . . . . .            172,728,516
LIABILITIES, LESS OTHER ASSETS - (1.9%) . . .             (3,291,007)
                                                         ------------

NET ASSETS - 100% . . . . . . . . . . . . . .           $169,437,509
                                                       ==============


*Non-income producing security
1A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent.  An employee of the company serves as an officer of the Fund (See Note 4 to Financial Statements).
ADR - American Depository Receipt





The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2004


ASSETS:
Investments, at value (identified cost $139,105,690) (Note 2). .  $172,728,516
Receivable for securities sold . . . . . . . . . . . . . . . . .     1,610,493
Receivable for fund shares sold. . . . . . . . . . . . . . . . .       351,412
Dividends receivable . . . . . . . . . . . . . . . . . . . . . .        64,877
Foreign tax reclaims receivable. . . . . . . . . . . . . . . . .         1,613
                                                                  ------------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .   174,756,911
                                                                  ------------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . . .       151,121
Accrued fund accounting and transfer agent fees (Note 3) . . . .        21,670
Accrued chief compliance officer services (Note 3) . . . . . . .           522
Payable for securities purchased . . . . . . . . . . . . . . . .     4,954,933
Payable for fund shares repurchased. . . . . . . . . . . . . . .       154,294
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . .        26,404
Other payables and accrued expenses. . . . . . . . . . . . . . .        10,458
                                                                  ------------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . .     5,319,402
                                                                  ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $169,437,509
                                                                  ============

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . .  $    112,880
Additional paid-in-capital . . . . . . . . . . . . . . . . . . .   130,138,475
Accumulated net realized gain on investments, foreign currency,
and other assets and liabilities . . . . . . . . . . . . . . . .     5,563,176
Net unrealized appreciation on investments, foreign currency,
and other assets and liabilities . . . . . . . . . . . . . . . .    33,622,978
                                                                  ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $169,437,509
                                                                  ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($169,437,509/11,288,006 shares) . . .  $      15.01
                                                                  ============





The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENT OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2004


INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $4,890). . .  $   913,670
Interest . . . . . . . . . . . . . . . . . . . . . .       70,672
                                                      ------------

Total Investment Income. . . . . . . . . . . . . . .      984,342
                                                      ------------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . .    1,451,109
Fund accounting and transfer agent fees (Note 3) . .      226,839
Directors' fees (Note 3) . . . . . . . . . . . . . .        8,201
Chief compliance officer services (Note 3) . . . . .          550
Custodian fees . . . . . . . . . . . . . . . . . . .       29,799
Miscellaneous. . . . . . . . . . . . . . . . . . . .       70,108
                                                      ------------

Total Expenses . . . . . . . . . . . . . . . . . . .    1,786,606
Less reduction of expenses (Note 3). . . . . . . . .      (15,262)
                                                      ------------

Net Expenses . . . . . . . . . . . . . . . . . . . .    1,771,344
                                                      ------------

NET INVESTMENT LOSS. . . . . . . . . . . . . . . . .     (787,002)
                                                      ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on -
Investments. . . . . . . . . . . . . . . . . . . . .   17,025,869
Foreign currency and other assets and liabilities. .        2,567
                                                      ------------
                                                       17,028,436
                                                      ------------

Net change in unrealized appreciation on -
Investments. . . . . . . . . . . . . . . . . . . . .   11,924,883
Foreign currency and other assets and liabilities. .       (1,671)
                                                      ------------
                                                       11,923,212
                                                      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . . .   28,951,648
                                                      ------------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . .  $28,164,646
                                                      ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENTS OF CHANGES IN NET ASSETS


                                                FOR THE        FOR THE
                                              YEAR ENDED     YEAR ENDED
                                               12/31/04       12/31/03
                                             -------------  -------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss . . . . . . . . . . . .  $   (787,002)  $   (437,251)
Net realized gain on investments. . . . . .    17,028,436      3,225,211
Net change in unrealized appreciation on
investments . . . . . . . . . . . . . . . .    11,923,212     34,885,089
                                             -------------  -------------

Net increase from operations. . . . . . . .    28,164,646     37,673,049
                                             -------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net realized gain on investments . . .    (7,406,958)             -
                                             -------------  -------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share
transactions (Note 5) . . . . . . . . . . .     8,770,332      6,464,322
                                             -------------  -------------

Net increase in net assets. . . . . . . . .    29,528,020     44,137,371

NET ASSETS:

Beginning of year . . . . . . . . . . . . .   139,909,489     95,772,118
                                             -------------  -------------

END OF YEAR (including undistributed net
investment loss of $0 and $0, respectively)  $169,437,509   $139,909,489
                                             =============  =============



The  accompanying  notes  are  an  integral  part  of  the financial statements.




FINANCIAL HIGHLIGHTS





                                                                                     FOR THE YEARS ENDED
                                                          12/31/04    12/31/03    12/31/02    12/31/01    12/31/00
                                                         ----------  ----------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH YEAR):
NET ASSET VALUE - BEGINNING OF YEAR . . . . . . . . . .  $   13.12   $    9.52   $   11.49   $   10.57   $   10.53
                                                         ----------  ----------  ----------  ----------  ----------
Income (loss) from investment operations:
Net investment income (loss). . . . . . . . . . . . . .      (0.07)      (0.04)      (0.03)        --2        0.03
Net realized and unrealized gain (loss) on investments.       2.66        3.64       (1.94)       2.26        0.90
                                                         ----------  ----------  ----------  ----------  ----------
Total from investment operations. . . . . . . . . . . .       2.59        3.60       (1.97)       2.26        0.93
                                                         ----------  ----------  ----------  ----------  ----------
Less distributions to shareholders:
From net investment income. . . . . . . . . . . . . . .          -           -           -         --2       (0.09)
From net realized gain on investments . . . . . . . . .      (0.70)          -           -       (1.34)      (0.80)
                                                         ----------  ----------  ----------  ----------  ----------
Total distributions to shareholders . . . . . . . . . .      (0.70)          -           -       (1.34)      (0.89)
                                                         ----------  ----------  ----------  ----------  ----------

NET ASSET VALUE - END OF YEAR . . . . . . . . . . . . .  $   15.01   $   13.12   $    9.52   $   11.49   $   10.57
                                                         ==========  ==========  ==========  ==========  ==========

Total return1 . . . . . . . . . . . . . . . . . . . . .      19.81%      37.82%    (17.15%)      22.05%       9.43%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses* . . . . . . . . . . . . . . . . . . . . . . .       1.22%       1.22%       1.24%       1.19%       1.14%
Net investment income (loss). . . . . . . . . . . . . .      (0.54%)     (0.39%)     (0.28%)      0.01%       0.24%

Portfolio turnover. . . . . . . . . . . . . . . . . . .        61%         42%         70%         88%         56%

NET ASSETS - END OF YEAR (000's omitted). . . . . . . .  $  169,438   $ 139,909   $  95,772   $ 108,525   $  94,748
                                                         ==========  ==========  ==========  ==========  ==========


*The  investment  advisor  did  not  impose all of its management fee.  If these expenses  had  been  incurred  by  the Series, the expense ratio (to average net
assets)  would  have  been  increased  as  follows:          0.01%       0.01%       N/A        N/A         N/A




1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year.
2Less  than  $0.01  per  share.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements

1.  ORGANIZATION

Small Cap Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.

The Series is authorized to issue five classes of shares (Class A, B, C, D and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. Shares of the Series are offered to investors, employees and clients of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of December 31, 2004, 1.16 billion shares have been designated in total among 21 series, of which 37.5 million have been designated as Small Cap Series Class A common stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in regulated investment companies are valued at their net asset value per share on valuation date.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Notes  to  Financial  Statements

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund's Chief Compliance Officer's salary, which is paid by the Fund, and the Special Assistant Secretary's salary which is paid by BISYS), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

Notes  to  Financial  Statements

The Advisor has voluntarily agreed, until at least December 31, 2005, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.22% of average daily net assets each year. Accordingly, the Advisor waived fees of $15,262 for the year ended December 31, 2004, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund pays the Advisor an annual fee of 0.15% of the Fund's average daily net assets up to $900 million, 0.11% for the Fund's average daily net assets between $900 million and $1.5 billion, and 0.07% for the Fund's average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund's Compliance Program, are charged. Expenses not directly attributable to a series are allocated based on each series' relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.


4.  PURCHASES  AND  SALES  OF  SECURITIES

For the year ended December 31, 2004, purchases and sales of securities, other than short-term securities, were $86,508,836 and $83,745,230, respectively.

An employee of The BISYS Group, Inc. serves as an officer of the Fund. Therefore, The BISYS Group, Inc. is considered an "affiliated company", as defined in the Investment Company Act of 1940. The following transactions were effected in shares of The BISYS Group, Inc. for the year ended December 31, 2004.


       PURCHASES                      SALES
-----------------------   --------------------------------

SHARES          COST       SHARES     COST   REALIZED GAIN   INCOME
-------     -----------   ---------   -----  -------------   ------

99,000      $1,442,945      -         $ -       $   -         $  -




5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  Class  A  shares  of  Small  Cap  Series  were:


                        FOR THE YEAR                FOR THE YEAR
                       ENDED 12/31/04              ENDED 12/31/03
             ---------------------------------  ------------------------

                 SHARES            AMOUNT         SHARES       AMOUNT
             ---------------  ----------------  ----------  ------------
Sold. . . .       1,498,249   $    20,578,866   1,309,419   $13,870,104
Reinvested.         491,034         7,247,666           -             -
Repurchased      (1,365,637)      (19,056,200)   (710,332)   (7,405,782)
             ---------------  ----------------  ----------  ------------
Total . . .         623,646   $     8,770,332     599,087   $ 6,464,322
             ===============  ================  ==========  ============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

Notes  to  Financial  Statements

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on December 31, 2004.

7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of net investment income or gains and losses, including net operating losses and foreign currency gains and losses. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The  tax  character  of  distributions  paid  were  as  follows:




                          FOR THE YEAR     FOR THE YEAR
                         ENDED 12/31/04   ENDED 12/31/03
                         ---------------  ---------------
Long-term capital gains  $     7,406,958  $             -



Pursuant to Section 852 of the Internal Revenue Code, as amended, the Series hereby designates the long-term capital gains disclosed above as capital gain for its taxable year ended December 31, 2004.

At December 31, 2004, the tax basis components of distributable earnings and the net unrealized appreciation based on identified cost for federal income tax purposes were as follows:



Cost for federal income tax purposes.  $139,105,690

Unrealized appreciation . . . . . . .  $ 36,314,675
Unrealized depreciation . . . . . . .    (2,691,849)
                                       -------------
Net unrealized appreciation . . . . .  $ 33,622,826
Undistributed ordinary income . . . .       947,129
Undistributed long-term capital gains     4,616,047


Report  of  Independent  Registered  Public  Accounting  Firm



TO  THE  BOARD  OF  DIRECTORS OF EXETER FUND, INC. AND SHAREHOLDERS OF SMALL CAP
SERIES:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Small Cap Series (a series of Exeter Fund, Inc., hereafter referred to as the "Series") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS  LLP
BOSTON,  MASSACHUSETTS
FEBRUARY  10,  2005




Directors' and Officers' Information (unaudited)


The Statement of Additional Information provides additional information about the Fund's directors and officers and can be obtained without charge by calling 1-800-466-3863, at www.manningnapieradvisors.com or on the EDGAR Database on the SEC Internet
web site (http:\\www.sec.gov).  The following chart shows certain information about the Fund's officers and directors, including their principal occupations during the last five years.  Unless specific dates are provided, the individuals have held the listed positions for longer than five years.

INTERESTED DIRECTOR
Name: . . .. . . . . . . . . . . . . . . . . . . . . . . B. Reuben Auspitz*
Address: . . . . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                         Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . . . . 57
Current Position(s) Held with Fund:. . . . . . . . . . . Principal Executive Officer, President, Chairman & Director
Term of Office1 & Length of Time Served: . . . . . . . . Indefinite - Director since 1984; Vice President 1984 - 2003;
                                                         President since 2004; Principal Executive Officer Since 2002
Principal Occupation(s) During Past 5 Years: . . . . . . Executive Vice President, Co-Executive Director, Executive Group
                                                         Member** & Chief Compliance Officer since 2004, Manning & Napier
                                                         Advisors, Inc.;  President & Director, Manning & Napier Investor Services,
                                                         Inc.;  Holds or has held one or more of the following titles for various subsidiaries and affiliates:  President, Vice President, Director,
                                                         Chairman, Treasurer, Chief Compliance Officer or Member
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Stephen B. Ashley
Address: . . . . . . . .  . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  64
Current Position(s) Held with Fund: . . . . . . . . . .  Director, Audit Committee Member, Governance & Nominating
                                                         Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1996
Principal Occupation(s) During Past 5 Years:. . . . . .  Chairman, Director, President & Chief Executive Officer,
                                                         The Ashley Group (property management and investment)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  Genesee Corp., The Ashley Group, Fannie Mae
-----------------------------------------------------------------------------------------------------------------------------------
Name:. . . .  . . . . . . . . . . . . . . . . . . . . .  Martin F. Birmingham
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  83
Current Position(s) Held with Fund: . . . . . . . . . .  Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1994
Principal Occupation(s) During Past 5 Years:. . . . . .  Advisory Trustee, The Freedom Forum (nonpartisan, international foundation)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Peter L. Faber
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  66
Current Position(s) Held with Fund: . . . . . . . . . .  Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1987
Principal Occupation(s) During Past 5 Years:. . . . . .  Partner, McDermott, Will & Emery LLP (law firm)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  Partnership for New York City, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Harris H. Rusitzky
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  70
Current Position(s) Held with Fund:. . . . . .  . . . .  Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1985
Principal Occupation(s) During Past 5 Years:. . . . . .  President, The Greening Group (business consultants)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A

Directors'  and  Officers'  Information  (unaudited)


OFFICERS
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Jeffrey S. Coons, Ph.D., CFA
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  41
Current Position(s) Held with Fund: . . . . . . . . . .  Vice President
Term of Office1 & Length of Time Served:. . . . . . . .  Since 2004
Principal Occupation(s) During Past 5 Years:. . . . . .  Co-Director of Research since 2002 & Executive Group Member**,
                                                         Manning & Napier Advisors, Inc.; Managing Director - Risk Management,
                                                         Manning & Napier Advisors, Inc., 1993-2002;  Holds one or more of the following titles for various subsidiaries and affiliates: President,
                                                         Director, Treasurer or Senior Trust Officer
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Christine Glavin
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  38
Current Position(s) Held with Fund: . . . . . . . . . .  Principal Financial Officer, Chief Financial Officer
Term of Office1 & Length of Time Served:. . . . . . . .  Principal Financial Officer since 2002; Chief Financial Officer since 2001
Principal Occupation(s) During Past 5 Years: . .  . . .  Fund Accounting Manager, Manning & Napier Advisors, Inc.
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Jodi L. Hedberg
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  37
Current Position(s) Held with Fund: . . . . . . . . . .  Corporate Secretary, Chief Compliance Officer, Anti-Money Laundering
                                                         Compliance Officer
Term of Office1 & Length of Time Served:. . . . . . . .  Corporate Secretary since 1997; Chief Compliance Officer since 2004
Principal Occupation(s) During Past 5 Years:. . . . . .  Compliance Manager, Manning & Napier Advisors, Inc. & affiliates
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Alaina V. Metz
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:  . . . . . . . . . . . . . . . . . . . . . . . . .  37
Current Position(s) Held with Fund: . . . . . . . . . .  Special Assistant Secretary
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 2002
Principal Occupation(s) During Past 5 Years:. . . . . .  Vice President, BISYS Fund Services Ohio, Inc. (mutual fund servicing company)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:, . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
*Interested Director, within the meaning of the Investment Company Act of 1940 by reason of his position with the Fund's investment advisor and distributor.  Mr. Auspitz serves as the Executive Vice President and Director, Manning & Napier Advisors, Inc. and
President and Director, Manning & Napier Investor Services, Inc., the Fund's distributor.
**The Executive Group, which consists of six members, performs the duties of the Office of the President, effective May 1, 2003.
1The term of office for President, Vice President, Chief Financial Officer, and Corporate Secretary is one year and until their respective successors are chosen and qualified.  All other officers' terms are indefinite.

[This  page  intentionally  left  blank]

LITERATURE  REQUESTS  (UNAUDITED)

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  Securities  and  Exchange
     Commission's  (SEC)  web  site     http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  SEC's  web  site               http://www.sec.gov


QUARTERLY  PORTFOLIO  HOLDINGS
--------------------------------------------------------------------------------
The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and is available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  SEC's  web  site               http:\\www.sec.gov

The Series' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)
--------------------------------------------------------------------------------
The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  SEC's  web  site               http://www.sec.gov
On  the  Advisor's  web  site           http://www.manningnapieradvisors.com


ADDITIONAL  INFORMATION  AVAILABLE  AT  WWW.MANNINGNAPIERADVISORS.COM
--------------------------------------------------------------------------------
1.     Annual  Report  (most  recent)
2.     Fund  Holdings  -  month-end
3.     Fund  Holdings  -  quarter-end
4.     Semi-Annual  Report  (most  recent)

Exeter  Fund,  Inc.
Annual  Report
December  31,  2004
Technology  Series

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

Building off of its excellent performance in 2003, the Technology Series meaningfully outperformed the S&P 500 Information Technology Index in 2004. For the year, the Series posted a return of 10.08% as compared to the 2.55% return experienced by its benchmark, the S&P 500 Information Technology Index. The result marked the fourth year in a row the Technology Series outperformed its benchmark.

Overall, technology stocks experienced a difficult market in the first eight months of 2004, consolidating 2003's sizeable gains in reaction to a decelerating spending environment precipitated by higher oil prices, inventory build-ups in several key sectors, and steps by the Chinese government to cool its overheating economy. By August, we felt the correction in the technology markets had become overdone and somewhat disconnected to underlying sector and company fundamentals. While still not cheap in general, technology stocks had retreated more than what our expectations for intermediate-term revenue and earnings growth suggested. As a result, we began to invest more aggressively.

Over the last few months, technology stocks, like the broader market, performed better as the inventory concerns highlighted earlier in the year became less acute and investor sentiment improved. Our focus on selecting quality companies that fit our investment strategies, operate with sound business models, and whose stocks trade at reasonable valuations allowed us to significantly outperform our benchmark over this period. With the appreciation of several key holdings, we chose to take some profits and lock in the gains.

Our actions on a sector-by-sector basis echoed the turbulent environment described above. For example, we reduced the Series' holdings in the semiconductor industry, and the closely linked semiconductor equipment industry, early in 2004 given inflated valuations exiting 2003 and signs that the rates of change in fundamentals were slowing down due to inventory build-ups in key end market segments. Our view proved to be correct, and semiconductor stocks were one of the worst performing Information Technology sectors through August. However, like technology stocks in general, the powerful correction in these stocks implied that industry fundamentals would drop much more precipitously than our research indicated. Thus, we commenced repurchasing some of our core semiconductor holdings in August, and semiconductor stocks enjoyed a sizable rebound in the fourth quarter. Over the long-term we are very bullish on many semiconductor sub-sectors based on the pervasiveness and increasing importance of computing and embedded intelligence in virtually every sector or product in the economy.

During 2004, we also had sizable holdings in the wireless telecommunications services industry. We believe that the long-promised rollout of 3G wireless networks (which allow subscribers to use their cell phones for much more than voice calls, such as Internet, pictures, video, etc.) is upon us, and will consequently prove to be a powerful catalyst for the adoption of highly profitable data services. We believe wireless communication is in the very early stages of innovation, much like desktop computing in the early 1990s, and we expect wireless services to become even more pervasive in daily life as technology improves even more. Our shareholders should expect the Series to pursue additional investment opportunities in this very dynamic industry going forward.

Given the rich valuations in the software industry, we were relatively underweight in these stocks compared to the Index for most of 2004. Our picks in this industry focused on the business intelligence (BI), security, and telecom billing markets, three areas of software that are increasing in importance as the amount of data grows and communication networks become more complex. These stocks did well last year, and we remain bullish on these sectors as we believe that they are in a multi-year spending cycle. Moreover, with growth in the broader software arena decelerating, we believe the consolidation seen thus far in the software sector is only the tip of the iceberg, and we are evaluating companies that operate in other software sectors that will benefit against the backdrop of this theme.

Management  Discussion  and  Analysis  (unaudited)

Finally, we complemented our investments in the areas mentioned above with a variety of investments in other technology and technology-based industries. These stocks were picked in strict conformity with our strategies and processes and gave the Series holdings in sectors that we expect to benefit from several broad secular (i.e., non-cyclical) trends. Key winners for the Series in 2004 operated in such diverse industries as homeland security, enterprise storage, the internet, alternative energy, and digital home entertainment. The Series continues to look for beneficiaries of secular technology trends in both traditional technology sectors and non-traditional industries being transformed by broader or better use of technology.

As we transition into the new year, we continue to remain optimistic on the prospects of the Information Technology sector over the long-term, and in our view technology spending as a percentage of Gross Domestic Product will continue to grow. This will be driven by increased technology penetration at the consumer level, ubiquity in wireless connectivity, and networked computing trends driven by the increasing functionality and speed of the Internet.

As always, we appreciate your business and wish you all the best in the new year.

Sincerely,

EXETER  ASSET  MANAGEMENT

Performance  Update  as  of  December  31,  2004  (unaudited)




                                                           Average Annual Total Returns
                                                              As of December 31, 2004
                                                           -----------------------------

                                                               One          Since
                                                               Year       Inception1
                                                           ------------  -----------

Exeter Fund, Inc. - Technology Series2. . . . . . . . . .      10.08%       -4.44%

Standard & Poor's (S&P) 500 Total Return Index3 . . . . .      10.87%       -2.96%

Standard & Poor's (S&P) 500 Information Technology Index3       2.55%      -18.25%




The following graph compares the value of a $10,000 investment in the Exeter Fund, Inc. - Technology Series from its current activation1 (8/8/00) to present (12/31/04) to the S&P 500 Total Return Index and the S&P 500 Information Technology Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



          Exeter Fund, Inc.         S&P 500           S&P 500 Information
Date      Technology Series2   Total Return Index3     Technology Index3
--------  ------------------  --------------------  ----------------------
8/8/00 .  $           10,000  $            10,000  $               10,000
12/31/00               7,160                8,945                   5,972
12/31/01               5,910                7,883                   4,552
12/31/02               3,730                6,142                   2,728
12/31/03               7,440                7,902                   4,017
12/31/04               8,190                8,761                   4,120



1Performance numbers for the Series and Indices are calculated from August 8, 2000, the Series' current activation date.
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. If a shareholder had made an original investment of $10,000 on the previous activation date of August 29, 1994 and held the investment through the liquidation date on April 16, 1997, the average annual return would have been 28.23% versus 22.62% for the S&P 500 Total Return Index for the same time period.
3The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter Market. The S&P 500 Information Technology Index is a capitalization-weighted sub-index of the S&P Total Return Index, including only stocks of companies involved in the business of technology related products and services. The Indices' returns assume daily reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses.

Shareholder  Expense  Example  (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and exchange fees and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE  FOR  COMPARISON  PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value    During Period*
                                 7/1/04         12/31/04     7/1/04-12/31/04
                             --------------  --------------  ----------------
Actual. . . . . . . . . . .  $     1,000.00  $     1,089.10  $           6.30
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,019.10  $           6.09




*Expenses are equal to the Series' annualized expense ratio (for the six-month period) of 1.20%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Based on the most recent fiscal half year, the Series' expense ratio may differ from the expense ratio based on one-year data in the financial highlights. The Series' total return would have been lower had certain expenses not been waived during the period.

Portfolio  Composition  as  of  December  31,  2004  (unaudited)





<graphic>
<pie chart>


SECTOR ALLOCATION*


Consumer Discretionary. . . . . . . . . . . . . . . . . . . . . .  17.89%
Health Care . . . . . . . . . . . . . . . . . . . . . . . . . . .   4.83%
Industrials . . . . . . . . . . . . . . . . . . . . . . . . . . .   7.33%
Information Technology (Communications Equipment) . . . . . . . .  16.19%
Information Technology (Computers & Peripherals). . . . . . . . .   5.55%
Information Technology (Electronic Equipment & Instruments) . . .   7.74%
Information Technology (Internet Software & Services) . . . . . .   0.91%
Information Technology (IT Services). . . . . . . . . . . . . . .   2.15%
Information Technology (Semiconductors & Semiconductor Equipment)  10.38%
Information Technology (Software) . . . . . . . . . . . . . . . .  11.89%
Telecommunication Services. . . . . . . . . . . . . . . . . . . .  11.45%
Warrants. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   0.01%
Cash, short-term investments, and other assets, less liabilities.   3.68%

*As a percentage of net assets.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004

                                                         VALUE
                                             SHARES     (NOTE 2)
                                           ----------  -----------

COMMON STOCKS - 96.31%
CONSUMER DISCRETIONARY - 17.89%
HOUSEHOLD DURABLES - 3.81%
Sony Corp. - ADR (Japan) (Note 8) . . . .       62,000  $2,415,520
                                                        -----------

INTERNET & CATALOG RETAIL - 4.73%
IAC/InterActiveCorp*. . . . . . . . . . .      108,500   2,996,770
                                                        -----------

MEDIA - 5.46%
Harris Interactive, Inc.* . . . . . . . .      270,000   2,133,000
Time Warner, Inc.*. . . . . . . . . . . .       68,000   1,321,920
                                                        -----------
                                                         3,454,920
                                                        -----------

SPECIALTY RETAIL - 3.89%
Office Depot, Inc.* . . . . . . . . . . .       68,000   1,180,480
RadioShack Corp.. . . . . . . . . . . . .       39,000   1,282,320
                                                        -----------
                                                         2,462,800
                                                        -----------
                                                        11,330,010
                                                        -----------

HEALTH CARE - 4.83%
HEALTH CARE PROVIDERS & SERVICES - 4.83%
Omnicell, Inc.* . . . . . . . . . . . . .       58,000     638,000
WebMD Corp.*. . . . . . . . . . . . . . .      297,000   2,423,520
                                                        -----------
                                                         3,061,520
                                                        -----------

INDUSTRIALS - 7.33%
ELECTRICAL EQUIPMENT - 5.08%
American Superconductor Corp.*. . . . . .      178,000   2,650,420
Plug Power, Inc.* . . . . . . . . . . . .       92,000     562,120
                                                        -----------
                                                         3,212,540
                                                        -----------

MACHINERY - 2.25%
Tomra Systems ASA (Norway) (Note 8) . . .      260,000   1,426,594
                                                        -----------
                                                         4,639,134
                                                        -----------

INFORMATION TECHNOLOGY - 54.81%
COMMUNICATIONS EQUIPMENT - 16.19%
Cisco Systems, Inc.*. . . . . . . . . . .       97,600   1,883,680
Lucent Technologies, Inc.*. . . . . . . .      527,000   1,981,520
Nokia Oyj - ADR (Finland) (Note 8). . . .      177,000   2,773,590
Scientific-Atlanta, Inc.. . . . . . . . .       41,500   1,369,915
SES Global - FDR (Luxembourg) (Note 8). .      172,000   2,240,282
                                                        -----------
                                                        10,248,987
                                                        -----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.


INVESTMENT PORTFOLIO - DECEMBER 31, 2004

                                                         VALUE
                                             SHARES     (NOTE 2)
                                           ----------  -----------

INFORMATION TECHNOLOGY (continued)
COMPUTERS & PERIPHERALS - 5.55%
Electronics for Imaging, Inc.*. . . . . . . .   32,500  $  565,825
EMC Corp.*. . . . . . . . . . . . . . . . . .  156,000   2,319,720
Logitech International S.A. - ADR*
(Switzerland)(Note 8) . . . . . . . . . . . .   10,400     631,800
                                                        -----------
                                                         3,517,345
                                                        -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 7.74%
Digital Theater Systems, Inc. (DTS)*. . . . .   71,000   1,429,230
Fargo Electronics*. . . . . . . . . . . . . .   74,000   1,109,186
OSI Systems, Inc.*. . . . . . . . . . . . . .  104,000   2,361,840
                                                        -----------
                                                         4,900,256
                                                        -----------

INTERNET SOFTWARE & SERVICES - 0.91%
Online Resources Corp.* . . . . . . . . . . .   76,000     579,120
                                                        ----------

IT SERVICES - 2.15%
First Data Corp.. . . . . . . . . . . . . . .   32,000   1,361,280
                                                        ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.38%
ATI Technologies, Inc.* (Canada) (Note 8) . .   32,000     620,480
Cabot Microelectronics Corp.* . . . . . . . .   15,500     620,775
Cymer, Inc.*. . . . . . . . . . . . . . . . .   27,300     806,442
Taiwan Semiconductor Manufacturing Co. Ltd. -
 ADR (Taiwan) (Note 8)                         217,000   1,842,330
Texas Instruments, Inc. . . . . . . . . . . .  109,000   2,683,580
                                                        ----------
                                                         6,573,607
                                                        ----------

SOFTWARE - 11.89%
Amdocs Ltd.* (Guernsey) (Note 8). . . . . . .  160,000   4,200,000
Blackbaud, Inc.*. . . . . . . . . . . . . . .   92,150   1,349,076
DocuCorp International, Inc.* . . . . . . . .   65,575     622,963
Informatica Corp.*. . . . . . . . . . . . . .   82,000     665,840
Secure Computing Corp.* . . . . . . . . . . .   69,000     688,620
                                                        ----------
                                                         7,526,499
                                                        ----------
                                                        34,707,094
                                                        ----------

TELECOMMUNICATION SERVICES - 11.45%
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.81%
CT Communications, Inc. . . . . . . . . . . .  101,000   1,242,300
D&E Communications, Inc.. . . . . . . . . . .   97,000   1,168,850
                                                        ----------
                                                         2,411,150
                                                        ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.





INVESTMENT PORTFOLIO - DECEMBER 31, 2004

                                            SHARES/        VALUE
                                       PRINCIPAL AMOUNT   (NOTE 2)
                                       ---------------- -----------

TELECOMMUNICATION SERVICES (continued)
WIRELESS TELECOMMUNICATION SERVICES - 7.64%
NTT DoCoMo, Inc. (Japan) (Note 8) . . . .         870   $1,605,370
Vodafone Group plc - ADR (United Kingdom)
 (Note 8). . . . . . . . . . . . . . . .      118,000    3,230,840
                                                        ----------
                                                         4,836,210
                                                        ----------
                                                         7,247,360
                                                        ----------

TOTAL COMMON STOCKS
(Identified Cost $50,055,579) . . . . . .               60,985,118
                                                        ----------

WARRANTS - 0.01%
Lucent Technologies, Inc., 12/10/2007
(Identified Cost $3,756). . . . . . . . .       2,590        4,092
                                                        ----------

SHORT-TERM INVESTMENTS - 3.31%
Dreyfus Treasury Cash Management -
Institutional Shares. . . . . . . . . . .     598,266      598,266
Fannie Mae Discount Note, 2/7/2005. . . . $ 1,500,000    1,496,500
                                                        ----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,094,766). . . . . . .                2,094,766
                                                        ----------

TOTAL INVESTMENTS - 99.63%
(Identified Cost $52,154,101) . . . . . .               63,083,976

OTHER ASSETS, LESS LIABILITIES - 0.37%. .                  236,824
                                                        ----------

NET ASSETS - 100% . . . . . . . . . . . .              $63,320,800
                                                       ===========


*Non-income producing security
ADR - American Depository Receipt
FDR - Fiduciary Despository Receipt



The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2004


ASSETS:
Investments, at value (identified cost $52,154,101) (Note 2). .  $ 63,083,976
Receivable for fund shares sold . . . . . . . . . . . . . . . .       358,911
Dividends receivable. . . . . . . . . . . . . . . . . . . . . .        45,586
                                                                 -------------

TOTAL ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . .    63,488,473
                                                                 -------------

LIABILITIES:

Accrued management fees (Note 3). . . . . . . . . . . . . . . .        40,713
Accrued fund accounting and transfer agent fees (Note 3). . . .         9,573
Accrued chief compliance officer services (Note 3). . . . . . .           522
Payable for fund shares repurchased . . . . . . . . . . . . . .        83,866
Audit fees payable. . . . . . . . . . . . . . . . . . . . . . .        23,425
Other payables and accrued expenses . . . . . . . . . . . . . .         9,574
                                                                 -------------

TOTAL LIABILITIES . . . . . . . . . . . . . . . . . . . . . . .       167,673
                                                                 -------------

TOTAL NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .  $ 63,320,800
                                                                 =============

NET ASSETS CONSIST OF:

Capital stock . . . . . . . . . . . . . . . . . . . . . . . . .  $     77,302
Additional paid-in-capital. . . . . . . . . . . . . . . . . . .    96,514,690
Accumulated net realized loss on investments, written options,
foreign currency, and other assets and liabilities. . . . . . .   (44,201,067)
Net unrealized appreciation on investments. . . . . . . . . . .    10,929,875
                                                                 -------------

TOTAL NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .  $ 63,320,800
                                                                 =============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($63,320,800/7,730,209 shares). . . . . . . . .  $       8.19
                                                                 =============





The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENT OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2004


INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $1,619). . . . . .  $  179,131
Interest . . . . . . . . . . . . . . . . . . . . . . . . .      54,065
                                                            -----------

Total Investment Income. . . . . . . . . . . . . . . . . .     233,196
                                                            -----------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . . .     341,070
Fund accounting and transfer agent fees (Note 3) . . . . .      58,613
Directors' fees (Note 3) . . . . . . . . . . . . . . . . .       8,202
Chief compliance officer services (Note 3) . . . . . . . .         550
Audit fees . . . . . . . . . . . . . . . . . . . . . . . .      23,348
Custodian fees . . . . . . . . . . . . . . . . . . . . . .       9,400
Miscellaneous. . . . . . . . . . . . . . . . . . . . . . .      22,552
                                                            -----------
Total Expenses . . . . . . . . . . . . . . . . . . . . . .     463,735
Less reduction of expenses (Note 3). . . . . . . . . . . .     (53,033)
                                                            -----------
Net Expenses . . . . . . . . . . . . . . . . . . . . . . .     410,702
                                                            -----------
NET INVESTMENT LOSS. . . . . . . . . . . . . . . . . . . .    (177,506)
                                                            -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain (loss) on -
Investments. . . . . . . . . . . . . . . . . . . . . . . .   4,612,049
Written options. . . . . . . . . . . . . . . . . . . . . .     (50,333)
Foreign currency and other assets and liabilities. . . . .         419
                                                            -----------
                                                             4,562,135
                                                            -----------

Net change in unrealized appreciation (depreciation) on -
Investments. . . . . . . . . . . . . . . . . . . . . . . .   4,633,216
Written Options. . . . . . . . . . . . . . . . . . . . . .      65,568
                                                            -----------
                                                             4,698,784
                                                            -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . .   9,260,919
                                                            -----------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . .  $9,083,413
                                                            ===========





The  accompanying  notes  are  an  integral  part  of  the financial statements.
10




STATEMENTS OF CHANGES IN NET ASSETS




                                                                        FOR THE       FOR THE
                                                                       YEAR ENDED    YEAR ENDED
                                                                        12/31/04      12/31/03
                                                                      ------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss. . . . . . . . . . . . . . . . . . . . . . . . .  $  (177,506)  $   (85,216)
Net realized gain on investments . . . . . . . . . . . . . . . . . .    4,562,135     3,052,090
Net change in unrealized appreciation (depreciation) on investments.    4,698,784     7,002,961
                                                                      ------------  ------------

Net increase from operations . . . . . . . . . . . . . . . . . . . .    9,083,413     9,969,835
                                                                      ------------  ------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6) . .   34,205,184      (115,679)
                                                                      ------------  ------------

Net increase in net assets . . . . . . . . . . . . . . . . . . . . .   43,288,597     9,854,156

NET ASSETS:

Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . .   20,032,203    10,178,047
                                                                      ------------  ------------

END OF YEAR (including undistributed net investment
loss of $0 and $0, respectively) . . . . . . . . . . . . . . . . . .  $63,320,800   $20,032,203
                                                                      ============  ============





The  accompanying  notes  are  an  integral  part  of  the financial statements.




FINANCIAL HIGHLIGHTS




                                                                                                     FOR THE PERIOD
                                                                       FOR THE YEARS ENDED             8/8/00 1 TO
                                                        12/31/04    12/31/03    12/31/02    12/31/01    12/31/00
                                                    ------------   ----------  ----------  ----------  -----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . .  $    7.44      $    3.73   $    5.91   $    7.16   $   10.00
                                                    ------------   ----------  ----------  ----------  -----------
Income (loss) from investment operations:
Net investment loss. . . . . . . . . . . . . . . .      (0.04)3        (0.03)      (0.03)3     (0.03)      (0.02)
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . . . . .       0.79           3.74       (2.15)      (1.22)      (2.82)
                                                    ------------   ----------  ----------  ----------  -----------
Total from investment operations . . . . . . . . .       0.75           3.71       (2.18)      (1.25)      (2.84)
                                                    ------------   ----------  ----------  ----------  -----------
NET ASSET VALUE - END OF PERIOD. . . . . . . . . .  $    8.19      $    7.44   $    3.73   $    5.91   $    7.16
                                                    ============   ==========  ==========  ==========  ==========

Total return2. . . . . . . . . . . . . . . . . . .      10.08%         99.46%    (36.89%)    (17.46%)    (28.40%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*. . . . . . . . . . . . . . . . . . . . .       1.20%          1.20%       1.20%       1.20%     1.18%4
Net investment loss. . . . . . . . . . . . . . . .      (0.52%)        (0.58%)     (0.71%)     (0.49%)   (0.71%)4

Portfolio turnover . . . . . . . . . . . . . . . .        50%            83%        137%         63%         13%

NET ASSETS - END OF PERIOD (000's omitted) . . . .  $   63,321      $  20,032   $  10,178   $  53,071   $  66,624
                                                    ============    ==========  ==========  ==========  ==========


*The  investment  advisor  did  not  impose all of its management fee.  If these expenses  had  been  incurred  by  the  Series, the expense ratio (to average net
assets)  would  have  been  increased  as  follows:      0.16%          0.81%       0.41%       0.11%       N/A



1Recommencement  of  operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.
3Calculated  based  on  average  shares  outstanding  during  the  period.
4Annualized.

Notes  to  Financial  Statements

1.  ORGANIZATION

Technology Series (the "Series") is a no-load non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies in technology-based industries.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. On August 8, 2000, the Series resumed sales of shares to advisory clients and employees of the Advisor and its affiliates. The Series resumed offering shares directly to investors on May 18, 2004, as it had done previously from time to time.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of December 31, 2004, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as Technology Series common stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in regulated investment companies are valued at their net asset value per share on valuation date.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Notes  to  Financial  Statements

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

OPTION  CONTRACTS
The Series may write (sell) or buy call or put options on securities and other financial instruments. When the Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the "exercise price") at any time during the option period. When the Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a "covered basis." This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When the Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

The Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by the Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered.

Notes  to  Financial  Statements

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund's Chief Compliance Officer's salary, which is paid by the Fund, and the Special Assistant Secretary's salary, which is paid by BISYS), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

The Advisor has contractually agreed, until at least April 30, 2006, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $53,033 for the year ended December 31, 2004, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Notes  to  Financial  Statements

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund pays the Advisor an annual fee of 0.15% of the Fund's average daily net assets up to $900 million, 0.11% for the Fund's average daily net assets between $900 million and $1.5 billion, and 0.07% for the Fund's average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund's Compliance Program, are charged. Expenses not directly attributable to a series are allocated based on each series' relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the year ended December 31, 2004, purchases and sales of securities, other than short-term securities, were $49,206,531 and $15,289,511, respectively.

5.  OPTIONS  WRITTEN

A summary of obligations for written option contracts for the year ended December 31, 2004 is as follows:



                                             PUT OPTIONS                          CALL OPTIONS
                              --------------------------------------   -----------------------------------------
                              Number of Contracts  Premiums Received   Number of Contracts    Premiums Received
                              -------------------  ------------------  --------------------  -------------------
Balance at December 31, 2003                    -  $                -                  155   $           58,432
Options closed during 2004 .                    -                   -                 (155)             (58,432)
                              -------------------  ------------------  --------------------  -------------------
Balance at December 31, 2004                    -  $                -                    -   $                -
                              ===================  ==================  ====================  ===================



6.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Technology  Series  were:




                        FOR THE YEAR                FOR THE YEAR
                       ENDED 12/31/04              ENDED 12/31/03
             ---------------------------------  -----------------------

                 SHARES            AMOUNT        SHARES       AMOUNT
             ---------------  ----------------  ---------  ------------
Sold. . . .       5,819,094   $    40,253,707    333,226   $ 1,879,528
Repurchased        (782,440)       (6,048,523)  (365,849)   (1,995,207)
             ---------------  ----------------  ---------  -------------
Total . . .       5,036,654   $    34,205,184    (32,623)  $  (115,679)
             ===============  ================  =========  ============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

Notes  to  Financial  Statements

7.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on December 31, 2004.

8.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

9.  TECHNOLOGY  SECURITIES

The Series may focus its investments in certain related technology industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

10.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of net investment income or gains and losses, including net operating losses and losses deferred due to wash sales. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

At December 31, 2004, the tax basis components of distributable earnings and the net unrealized appreciation based on identified cost for federal income tax purposes were as follows:



Cost for federal income tax purposes  $53,373,348

Unrealized appreciation. . . . . . .  $10,047,219
Unrealized depreciation. . . . . . .     (336,591)
                                      ------------

Net unrealized appreciation. . . . .  $ 9,710,628
Capital loss carryover . . . . . . .   42,981,820



The capital loss carryover, disclosed above, available to the extent allowed by tax law to offset future net capital gain, if any, will expire as follows:

LOSS  CARRYOVER                    EXPIRATION  DATE
---------------                    ----------------
$     6,187,851                    December  31,  2009
$    36,793,969                    December  31,  2010

Report  of  Independent  Registered  Public  Accounting  Firm


TO  THE  BOARD  OF DIRECTORS OF EXETER FUND, INC. AND SHAREHOLDERS OF TECHNOLOGY
SERIES:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Technology Series (a series of Exeter Fund, Inc., hereafter referred to as the "Series") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS  LLP
BOSTON,  MASSACHUSETTS
FEBRUARY  10,  2005




Directors' and Officers' Information (unaudited)


The Statement of Additional Information provides additional information about the Fund's directors and officers and can be obtained without charge by calling 1-800-466-3863, at www.manningnapieradvisors.com or on the EDGAR Database on the SEC Internet
web site (http:\\www.sec.gov).  The following chart shows certain information about the Fund's officers and directors, including their principal occupations during the last five years.  Unless specific dates are provided, the individuals have held the listed positions for longer than five years.

INTERESTED DIRECTOR
Name: . . .. . . . . . . . . . . . . . . . . . . . . . . B. Reuben Auspitz*
Address: . . . . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                         Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . . . . 57
Current Position(s) Held with Fund:. . . . . . . . . . . Principal Executive Officer, President, Chairman & Director
Term of Office1 & Length of Time Served: . . . . . . . . Indefinite - Director since 1984; Vice President 1984 - 2003;
                                                         President since 2004; Principal Executive Officer Since 2002
Principal Occupation(s) During Past 5 Years: . . . . . . Executive Vice President, Co-Executive Director, Executive Group
                                                         Member** & Chief Compliance Officer since 2004, Manning & Napier
                                                         Advisors, Inc.;  President & Director, Manning & Napier Investor Services,
                                                         Inc.;  Holds or has held one or more of the following titles for various subsidiaries and affiliates:  President, Vice President, Director,
                                                         Chairman, Treasurer, Chief Compliance Officer or Member
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Stephen B. Ashley
Address: . . . . . . . .  . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  64
Current Position(s) Held with Fund: . . . . . . . . . .  Director, Audit Committee Member, Governance & Nominating
                                                         Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1996
Principal Occupation(s) During Past 5 Years:. . . . . .  Chairman, Director, President & Chief Executive Officer,
                                                         The Ashley Group (property management and investment)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  Genesee Corp., The Ashley Group, Fannie Mae
-----------------------------------------------------------------------------------------------------------------------------------
Name:. . . .  . . . . . . . . . . . . . . . . . . . . .  Martin F. Birmingham
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  83
Current Position(s) Held with Fund: . . . . . . . . . .  Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1994
Principal Occupation(s) During Past 5 Years:. . . . . .  Advisory Trustee, The Freedom Forum (nonpartisan, international foundation)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Peter L. Faber
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  66
Current Position(s) Held with Fund: . . . . . . . . . .  Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1987
Principal Occupation(s) During Past 5 Years:. . . . . .  Partner, McDermott, Will & Emery LLP (law firm)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  Partnership for New York City, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Harris H. Rusitzky
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  70
Current Position(s) Held with Fund:. . . . . .  . . . .  Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1985
Principal Occupation(s) During Past 5 Years:. . . . . .  President, The Greening Group (business consultants)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A

Directors'  and  Officers'  Information  (unaudited)


OFFICERS
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Jeffrey S. Coons, Ph.D., CFA
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  41
Current Position(s) Held with Fund: . . . . . . . . . .  Vice President
Term of Office1 & Length of Time Served:. . . . . . . .  Since 2004
Principal Occupation(s) During Past 5 Years:. . . . . .  Co-Director of Research since 2002 & Executive Group Member**,
                                                         Manning & Napier Advisors, Inc.; Managing Director - Risk Management,
                                                         Manning & Napier Advisors, Inc., 1993-2002;  Holds one or more of the following titles for various subsidiaries and affiliates: President,
                                                         Director, Treasurer or Senior Trust Officer
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Christine Glavin
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  38
Current Position(s) Held with Fund: . . . . . . . . . .  Principal Financial Officer, Chief Financial Officer
Term of Office1 & Length of Time Served:. . . . . . . .  Principal Financial Officer since 2002; Chief Financial Officer since 2001
Principal Occupation(s) During Past 5 Years: . .  . . .  Fund Accounting Manager, Manning & Napier Advisors, Inc.
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Jodi L. Hedberg
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  37
Current Position(s) Held with Fund: . . . . . . . . . .  Corporate Secretary, Chief Compliance Officer, Anti-Money Laundering
                                                         Compliance Officer
Term of Office1 & Length of Time Served:. . . . . . . .  Corporate Secretary since 1997; Chief Compliance Officer since 2004
Principal Occupation(s) During Past 5 Years:. . . . . .  Compliance Manager, Manning & Napier Advisors, Inc. & affiliates
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Alaina V. Metz
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:  . . . . . . . . . . . . . . . . . . . . . . . . .  37
Current Position(s) Held with Fund: . . . . . . . . . .  Special Assistant Secretary
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 2002
Principal Occupation(s) During Past 5 Years:. . . . . .  Vice President, BISYS Fund Services Ohio, Inc. (mutual fund servicing company)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:, . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
*Interested Director, within the meaning of the Investment Company Act of 1940 by reason of his position with the Fund's investment advisor and distributor.  Mr. Auspitz serves as the Executive Vice President and Director, Manning & Napier Advisors, Inc. and
President and Director, Manning & Napier Investor Services, Inc., the Fund's distributor.
**The Executive Group, which consists of six members, performs the duties of the Office of the President, effective May 1, 2003.
1The term of office for President, Vice President, Chief Financial Officer, and Corporate Secretary is one year and until their respective successors are chosen and qualified.  All other officers' terms are indefinite.

[This  page  intentionally  left  blank]

LITERATURE  REQUESTS  (UNAUDITED)

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  Securities  and  Exchange
     Commission's  (SEC)  web  site     http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  SEC's  web  site               http://www.sec.gov


QUARTERLY  PORTFOLIO  HOLDINGS
--------------------------------------------------------------------------------
The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and is available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  SEC's  web  site               http:\\www.sec.gov

The Series' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)
--------------------------------------------------------------------------------
The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  SEC's  web  site               http://www.sec.gov
On  the  Advisor's  web  site           http://www.manningnapieradvisors.com


ADDITIONAL  INFORMATION  AVAILABLE  AT  WWW.MANNINGNAPIERADVISORS.COM
--------------------------------------------------------------------------------
1.     Annual  Report  (most  recent)
2.     Fund  Holdings  -  month-end
3.     Fund  Holdings  -  quarter-end
4.     Semi-Annual  Report  (most  recent)

Exeter  Fund,  Inc.
Annual  Report
December  31,  2004
Life  Sciences

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

Market conditions in 2004 proved to be more challenging than in 2003; however, the Life Sciences Series achieved a return that exceeded that of the S&P 500 Health Care Index for the fifth year in a row. The S&P 500 Total Return Index, driven by strength in the industrial sectors, outperformed the Life Sciences Series for the first time in the past five years. Over the calendar year 2004, the Life Sciences Series generated a total return of 3.03%, versus the 1.62% return of the S&P 500 Health Care Index and the 10.87% return of the S&P 500 Total Return Index.

The relative outperformance versus the S&P 500 Health Care Index in 2004 was due to a combination of our sector weightings and our selection of stocks within each sector. During the year, we selectively reduced the Series' holdings in the pharmaceuticals sector due to growing concerns about generic competition and gaps in product pipelines. The lower weighting benefited the Series late in the year as negative news engulfed the pharmaceuticals sector, including the withdrawal of Vioxx from the market. Near year-end we capitalized on the weakness in the sector by adding to companies with promising pipelines and strong long-term growth potential.

Life science instrumentation companies, which provide equipment and services Used in the research and development process, performed well in 2004. The Series' holdings in several life science equipment and instrument companies with industrial exposure benefited from the cyclical upturn in the broader markets.We expect strong fundamentals to continue, driven by biopharmaceutical companies' desire to develop new drug therapies.

The Series had significant positions in the health care providers & services sector, which had a difficult year in 2004. The Life Sciences Series avoided the managed care sector, which was the best performing sector in the industry, due to valuation concerns. While we will maintain our pricing discipline, we continue to look for managed care companies that have demonstrated pricing power and hold dominant positions in local markets, each item leading to continued margin expansion and growth.

We reduced the Series' holdings in companies in which new data was not compelling or in which our original thesis was not on track. We did, however, benefit from one of the Series' long-standing themes, Health Care Information Technology (HCIT) (part of the health care providers and services industry). We continue to invest in HCIT companies that improve provider efficiency and quality. In fact, it appears these issues will be considered during the Bush Administration's second term.

Lastly, the Life Sciences Series continues to selectively add to companies in the biotechnology sector. We continue to believe that the fundamentals of the biotechnology sector will remain strong, but investors will need to be selective due to the high valuations.

As always, we appreciate your business and wish you all the best in the new year.

Sincerely,

EXETER  ASSET  MANAGEMENT

Performance  Update  as  of  December  31,  2004  (unaudited)




                                                Average Annual Total Returns
                                                  As of December 31, 2004
                                               ------------------------------
                                                  One     Five      Since
                                                  Year    Year   Inception1
                                               --------- ------- ------------
Exeter Fund, Inc. - Life Sciences Series2 . . .   3.03%  18.01%       19.19%

Standard & Poor's (S&P) 500 Total Return Index3  10.87%  -2.30%       -0.86%

Standard & Poor's (S&P) 500 Health Care Index3.   1.62%   2.75%        0.56%



The following graph compares the value of a $10,000 investment in the Exeter Fund, Inc. - Life Sciences Series from its current activation1 (11/5/99) to present (12/31/04) to the S&P 500 Total Return Index and the S&P 500 Health Care Index.

<graphic>
<line  chart>

Date  for  line  chart  to  follow:




           Exeter Fund, Inc.          S&P 500        S&P 500 Health
Date      Life Science Series2  Total Return Index3    Care Index3
--------  --------------------  -------------------  ---------------

11/5/99.  $             10,000  $            10,000  $        10,000
12/31/99                10,800               10,745            8,933
12/31/00                20,229                9,766           12,138
12/31/01                22,596                8,606           10,662
12/31/02                18,544                6,705            8,800
12/31/03                23,994                8,627           10,125
12/31/04                24,721                9,565           10,290



1Performance numbers for the Series and Indices are calculated from November 5, 1999, the Series' current activation date.
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. If a shareholder had made an original investment of $10,000 on the previous activation date of October 7, 1992 and held the investment through the liquidation date on September 21, 1995, the average annual return would have been 18.06% versus 16.36% for the S&P 500 Total Return Index for the same time period.
3The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter Market. The S&P 500 Health Care Index is a capitalization-weighted sub-index of the S&P 500 Total Return Index, including only stocks of companies involved in the business of health care related products and services. The Indices' returns assume daily reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses.

SHAREHOLDER  EXPENSE  EXAMPLE  (UNAUDITED)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and exchange fees and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE  FOR  COMPARISON  PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value    During Period*
                                 7/1/04         12/31/04     7/1/04-12/31/04
                             --------------  --------------  ----------------
Actual. . . . . . . . . . .  $     1,000.00  $       999.40  $           5.93
Hypothetical
(5% return before expenses)  $     1,000.00  $      1019.20  $           5.99



*Expenses are equal to the Series' annualized expense ratio (for the six-month period) of 1.18%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Based on the most recent fiscal half year, the Series' expense ratio may differ from the expense ratio based on one-year data in the financial highlights. The Series' total return would have been lower had certain expenses not been waived during the period.

Portfolio  Composition  as  of  December  31,  2004  (unaudited)

<graphic>
<pie  chart>




SECTOR ALLOCATION*

Consumer Discretionary. . . . . . . . . . . . . . . . . . . . . .   2.0%
Health Care (Biotechnology) . . . . . . . . . . . . . . . . . . .  13.3%
Health Care (Health Care Equipment & Supplies). . . . . . . . . .  14.4%
Health Care (Health Care Providers & Services). . . . . . . . . .  31.8%
Health Care (Pharmaceuticals) . . . . . . . . . . . . . . . . . .  22.4%
Information Technology. . . . . . . . . . . . . . . . . . . . . .   1.5%
Materials . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4.1%
Cash, short-term investments, and liabilities, less other assets.  10.5%

*As a percentage of net assets.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004

                                                                    VALUE
                                                    SHARES         (NOTE 2)
                                               ----------------  ------------

COMMON STOCKS - 89.5%
CONSUMER DISCRETIONARY - 2.0%
SPECIALTY RETAIL - 2.0%
Weight Watchers International, Inc.*. . . . .            89,000  $ 3,655,230
                                                                 ------------

HEALTH CARE - 81.9%
BIOTECHNOLOGY - 13.3%
BioMarin Pharmaceutical, Inc.*. . . . . . . .           600,000    3,834,000
Caliper Life Sciences, Inc.*. . . . . . . . .           225,000    1,694,250
Chiron Corp.* . . . . . . . . . . . . . . . .           187,000    6,232,710
Diversa Corp.*. . . . . . . . . . . . . . . .           518,000    4,527,320
Transkaryotic Therapies, Inc.*. . . . . . . .           245,500    6,233,245
Xenogen Corp.*. . . . . . . . . . . . . . . .           310,000    2,170,000
                                                                 ------------
                                                                  24,691,525
                                                                 ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 14.4%
Advanced Neuromodulation Systems, Inc.* . . .           140,000    5,524,400
Conceptus, Inc.*. . . . . . . . . . . . . . .           464,000    3,765,360
Millipore Corp.*. . . . . . . . . . . . . . .           178,000    8,866,180
Thermo Electron Corp.*. . . . . . . . . . . .            62,000    1,871,780
Varian, Inc.* . . . . . . . . . . . . . . . .           120,225    4,930,427
Viasys Healthcare, Inc.*. . . . . . . . . . .            92,000    1,748,000
                                                                 ------------
                                                                  26,706,147
                                                                 ------------

HEALTH CARE PROVIDERS & SERVICES - 31.8%
Allscripts Healthcare Solutions, Inc.*. . . .           914,000    9,752,380
American Healthways, Inc.*. . . . . . . . . .           103,000    3,403,120
AmerisourceBergen Corp. . . . . . . . . . . .            72,000    4,224,960
AMN Healthcare Services, Inc.*. . . . . . . .            29,500      469,345
Express Scripts, Inc.*. . . . . . . . . . . .            83,000    6,344,520
HCA, Inc. . . . . . . . . . . . . . . . . . .           112,000    4,475,520
McKesson Corp.. . . . . . . . . . . . . . . .           140,000    4,404,400
Omnicell, Inc.* . . . . . . . . . . . . . . .           525,000    5,775,000
Triad Hospitals, Inc.*. . . . . . . . . . . .           120,000    4,465,200
WebMD Corp.*. . . . . . . . . . . . . . . . .         1,910,000   15,585,600
                                                                 ------------
                                                                  58,900,045
                                                                 ------------

PHARMACEUTICALS - 22.4%
GlaxoSmithKline plc (United Kingdom) (Note 7)           196,000    4,594,954
Novartis AG - ADR (Switzerland) (Note 7). . .           272,000   13,746,880
Schering AG (Germany) (Note 7). . . . . . . .           104,000    7,757,846
Schering-Plough Corp. . . . . . . . . . . . .           742,000   15,492,960
                                                                 ------------
                                                                  41,592,640
                                                                 ------------
                                                                 151,890,357
                                                                 ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004

                                                   SHARES/        VALUE
                                               PRINCIPAL AMOUNT  (NOTE 2)
                                               ---------------- ----------
INFORMATION TECHNOLOGY - 1.5%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.5%
Mettler-Toledo International, Inc.*
(Switzerland) (Note 7). . . . . . . . . . . . . .        54,000   $2,770,740
                                                                 ------------

MATERIALS - 4.1%
CHEMICALS - 4.1%
Lonza Group AG (Switzerland) (Note 7) . . . . . .       135,921    7,632,661
                                                                 ------------


TOTAL COMMON STOCKS
(Identified Cost $146,234,845). . . . . . . . . .                165,948,988
                                                                 ------------

SHORT-TERM INVESTMENTS - 13.0%
Dreyfus Treasury Cash Management - Institutional
 Shares . . . . . . . . . . . . . . . . . . . . .     5,152,837    5,152,837
Fannie Mae Discount Note, 2/7/2005. . . . . . . .    $9,000,000    8,979,003
U.S. Treasury Bill, 1/20/2005 . . . . . . . . . .    10,000,000    9,989,980
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $24,121,820) . . . . . . . . . .                 24,121,820
                                                                 ------------

TOTAL INVESTMENTS - 102.5%
(Identified Cost $170,356,665). . . . . . . . . .                190,070,808

LIABILITIES, LESS OTHER ASSETS - (2.5%) . . . . .                 (4,583,819)
                                                                 ------------

NET ASSETS - 100% . . . . . . . . . . . . . . . .              $ 185,486,989
                                                               ==============

*Non-income producing security
ADR - American Depository Receipt


The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries:
Switzerland - 13.0%.




The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2004


ASSETS:
Investments, at value (identified cost $170,356,665) (Note 2). .  $190,070,808
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       545,686
Receivable for fund shares sold. . . . . . . . . . . . . . . . .       474,416
Foreign tax reclaims receivable. . . . . . . . . . . . . . . . .        56,714
Dividends receivable . . . . . . . . . . . . . . . . . . . . . .        12,148
                                                                  ------------
TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .   191,159,772
                                                                  ------------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . . .       149,579
Accrued fund accounting and transfer agent fees (Note 3) . . . .        23,538
Accrued chief compliance officer services (Note 3) . . . . . . .           522
Payable for securities purchased . . . . . . . . . . . . . . . .     5,316,594
Payable for fund shares repurchased. . . . . . . . . . . . . . .       144,651
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . .        26,360
Other payables and accrued expenses. . . . . . . . . . . . . . .        11,539
                                                                  ------------
TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . .     5,672,783
                                                                  ------------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $185,486,989
                                                                  ============

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . .  $    155,939
Additional paid-in-capital . . . . . . . . . . . . . . . . . . .   164,356,629
Accumulated net realized gain on investments, foreign currency,
and other assets and liabilities . . . . . . . . . . . . . . . .     1,253,016
Net unrealized appreciation on investments, foreign currency,
and other assets and liabilities . . . . . . . . . . . . . . . .    19,721,405
                                                                  ------------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $185,486,989
                                                                  ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($185,486,989/15,593,918 shares) . . . . . . . .  $      11.89
                                                                  ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENT OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2004


INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $50,680) . .  $   847,097
Interest . . . . . . . . . . . . . . . . . . . . . .      123,164
                                                      ------------

Total Investment Income. . . . . . . . . . . . . . .      970,261
                                                      ------------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . .    1,721,099
Fund accounting and transfer agent fees (Note 3) . .      263,739
Directors' fees (Note 3) . . . . . . . . . . . . . .        7,971
Chief compliance officer services (Note 3) . . . . .          550
Custodian fees . . . . . . . . . . . . . . . . . . .       30,150
Miscellaneous. . . . . . . . . . . . . . . . . . . .       70,301
                                                      ------------
Total Expenses . . . . . . . . . . . . . . . . . . .    2,093,810
Less reduction of expenses (Note 3). . . . . . . . .      (62,225)
                                                      ------------
Net Expenses . . . . . . . . . . . . . . . . . . . .    2,031,585
                                                      ------------
NET INVESTMENT LOSS. . . . . . . . . . . . . . . . .   (1,061,324)
                                                      ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on -
Investments. . . . . . . . . . . . . . . . . . . . .    6,470,758
Foreign currency and other assets and liabilities. .        4,830
                                                      ------------
                                                        6,475,588
                                                      ------------
Net change in unrealized appreciation on -
Investments. . . . . . . . . . . . . . . . . . . . .      130,016
Foreign currency and other assets and liabilities. .         (492)
                                                      ------------
                                                          129,524
                                                      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . . .    6,605,112
                                                      ------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . .  $ 5,543,788
                                                      ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENTS OF CHANGES IN NET ASSETS



                                                          FOR THE        FOR THE
                                                        YEAR ENDED     YEAR ENDED
                                                         12/31/04       12/31/03
                                                       -------------  -------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss . . . . . . . . . . . . . . . . .  $ (1,061,324)  $   (258,843)
Net realized gain on investments. . . . . . . . . . .     6,475,588      3,116,515
Net change in unrealized appreciation on
investments . . . . . . . . . . . . . . . . . . . . .       129,524     33,845,357
                                                       -------------  -------------
Net increase from operations. . . . . . . . . . . . .     5,543,788     36,703,029
                                                       -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 9):

From net realized gain on investments . . . . . . . .    (6,350,085)    (1,802,678)
                                                       -------------  -------------
CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions (Note 5)    21,303,459      9,844,390
                                                       -------------  -------------
Net increase in net assets. . . . . . . . . . . . . .    20,497,162     44,744,741

NET ASSETS:

Beginning of year . . . . . . . . . . . . . . . . . .   164,989,827    120,245,086
                                                       -------------  -------------
END OF YEAR (including undistributed net investment
loss of $0 and $0, respectively) . . . . . . . . . .  $185,486,989   $164,989,827
                                                       =============  =============




The accompanying notes are  an  integral part  of  the  financial statements.




FINANCIAL HIGHLIGHTS





                                                                           FOR THE YEARS ENDED
                                                       12/31/04    12/31/03    12/31/02    12/31/01    12/31/00
                                                     -----------  ----------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT
EACH YEAR):
NET ASSET VALUE - BEGINNING OF YEAR . . . . . . . .  $    11.96   $    9.35   $   12.52   $   12.69   $   10.80
                                                     -----------  ----------  ----------  ----------  ----------
Income (loss) from investment operations:
Net investment loss . . . . . . . . . . . . . . . .       (0.07)      (0.02)      (0.02)      (0.04)      (0.03)
Net realized and unrealized gain (loss) on
investments . . . . . . . . . . . . . . . . . . . .        0.43        2.76       (2.23)       1.47        9.00
                                                     -----------  ----------  ----------  ----------  ----------
Total from investment operations. . . . . . . . . .        0.36        2.74       (2.25)       1.43        8.97
                                                     -----------  ----------  ----------  ----------  ----------
Less distributions to shareholders:
From net investment income. . . . . . . . . . . . .           -           -         --2       (0.05)        --2
From net realized gain on investments . . . . . . .       (0.43)      (0.13)      (0.92)      (1.55)      (7.08)
                                                     -----------  ----------  ----------  ----------  ----------
Total distributions to shareholders . . . . . . . .       (0.43)      (0.13)      (0.92)      (1.60)      (7.08)
                                                     -----------  ----------  ----------  ----------  ----------

NET ASSET VALUE - END OF YEAR . . . . . . . . . . .  $    11.89   $   11.96   $    9.35   $   12.52   $   12.69
                                                     ===========  ==========  ==========  ==========  ==========

Total return1 . . . . . . . . . . . . . . . . . . .        3.03%      29.39%    (17.93%)      11.70%      87.31%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses* . . . . . . . . . . . . . . . . . . . . .        1.18%       1.18%       1.20%       1.14%       1.11%
Net investment loss . . . . . . . . . . . . . . . .       (0.62%)     (0.19%)     (0.25%)     (0.36%)     (0.30%)

Portfolio turnover. . . . . . . . . . . . . . . . .        109%         86%         76%        120%        162%

NET ASSETS - END OF YEAR (000's omitted). . . . . .  $   185,487   $ 164,990   $ 120,245   $ 141,039   $ 138,063
                                                     ===========  ==========  ==========  ==========  ==========



*The  investment  advisor  did  not  impose all of its management fee.  If these expenses  had  been  incurred  by  the Series, the expense ratio (to average net
assets)  would  have  been  increased  as  follows:        0.04%       0.01%       N/A         N/A        N/A





1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year.
2Less  than  $0.01  per  share.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements

1.  ORGANIZATION

Life Sciences Series (the "Series") is a no-load non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies in industries based on the life sciences and related industries.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. On November 5, 1999, the Series resumed sales of shares to advisory clients and employees of the Advisor and its affiliates. On May 1, 2001, the Series began offering shares directly to investors. Previously, the Series was available from time to time to employees and advisory clients of the Advisor.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of December 31, 2004, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as Life Sciences Series common stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in regulated investment companies are valued at their net asset value per share on valuation date.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Notes  to  Financial  Statements

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund's Chief Compliance Officer's salary, which is paid by the Fund, and the Special Assistant Secretary's salary, which is paid by BISYS), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

Notes  to  Financial  Statements

The Advisor has voluntarily agreed, until at least December 31, 2005, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.18% of average daily net assets each year. Accordingly, the Advisor waived fees of $62,225 for the year ended December 31, 2004, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund pays the Advisor an annual fee of 0.15% of the Fund's average daily net assets up to $900 million, 0.11% for the Fund's average daily net assets between $900 million and $1.5 billion, and 0.07% for the Fund's average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund's Compliance Program, are charged. Expenses not directly attributable to a series are allocated based on each series' relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the year ended December 31, 2004, purchases and sales of securities, other than short-term securities, were $184,595,516 and $174,940,680, respectively.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Life  Sciences  Series  were:




                       FOR THE YEAR                 FOR THE YEAR
                      ENDED 12/31/04               ENDED 12/31/03
             ---------------------------------  ------------------------

                 SHARES            AMOUNT         SHARES       AMOUNT
             ---------------  ----------------  ----------  ------------
Sold. . . .       2,466,963   $    29,405,513   1,765,175   $17,742,630
Reinvested.         524,650         6,204,989     152,948     1,758,172
Repurchased      (1,193,444)      (14,307,043)   (978,131)   (9,656,412)
             ---------------  ----------------  ----------  ------------

Total . . .       1,798,169   $    21,303,459     939,992   $ 9,844,390
             ===============  ================  ==========  ============




Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on December 31, 2004.

Notes  to  Financial  Statements

7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.  LIFE  SCIENCES  SECURITIES

The Series may focus its investments in certain related life sciences industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of net investment income or gains and losses, including Post-October losses, net operating losses and foreign currency gains and losses. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The  tax  character  of  distributions  paid  were  as  follows:



                          FOR THE YEAR     FOR THE YEAR
                         ENDED 12/31/04   ENDED 12/31/03
                         ---------------  ---------------
Ordinary income . . . .  $     1,420,127  $     1,725,329
Long-term capital gains        4,929,958           77,349



Pursuant to section 852 of the Internal Revenue Code, as amended, the Series hereby designates the long-term capital gains disclosed above as capital gain for its taxable year ended December 31, 2004.

For the year ended December 31, 2004, the Series elected to defer $165,944 of capital losses attributable to Post-October losses.

At December 31, 2004, the tax basis components of distributable earnings and the net unrealized appreciation based on identified cost for federal income tax purposes were as follows:




Cost for federal income tax purposes.  $170,356,665

Unrealized appreciation . . . . . . .  $ 24,434,463
Unrealized depreciation . . . . . . .    (4,720,320)
                                       -------------
Net unrealized appreciation . . . . .  $ 19,714,143
Undistributed long-term capital gains     1,418,960



--------------------------------------------------------------------------------

FEDERAL  INCOME  TAX  INFORMATION  (UNAUDITED)

For federal income tax purposes, the Series designates $475,208 or, if different, the maximum amount allowable under the tax law as qualified dividend income.

Report  of  Independent  Registered  Public  Accounting  Firm


TO THE BOARD OF DIRECTORS OF EXETER FUND, INC. AND SHAREHOLDERS OF LIFE SCIENCES
SERIES:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Life Sciences Series (a series of Exeter Fund, Inc., hereafter referred to as the "Series") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP
BOSTON,  MASSACHUSETTS
FEBRUARY  10,  2005




Directors' and Officers' Information (unaudited)


The Statement of Additional Information provides additional information about the Fund's directors and officers and can be obtained without charge by calling 1-800-466-3863, at www.manningnapieradvisors.com or on the EDGAR Database on the SEC Internet
web site (http:\\www.sec.gov).  The following chart shows certain information about the Fund's officers and directors, including their principal occupations during the last five years.  Unless specific dates are provided, the individuals have held the listed positions for longer than five years.

INTERESTED DIRECTOR
Name: . . .. . . . . . . . . . . . . . . . . . . . . . . B. Reuben Auspitz*
Address: . . . . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                         Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . . . . 57
Current Position(s) Held with Fund:. . . . . . . . . . . Principal Executive Officer, President, Chairman & Director
Term of Office1 & Length of Time Served: . . . . . . . . Indefinite - Director since 1984; Vice President 1984 - 2003;
                                                         President since 2004; Principal Executive Officer Since 2002
Principal Occupation(s) During Past 5 Years: . . . . . . Executive Vice President, Co-Executive Director, Executive Group
                                                         Member** & Chief Compliance Officer since 2004, Manning & Napier
                                                         Advisors, Inc.;  President & Director, Manning & Napier Investor Services,
                                                         Inc.;  Holds or has held one or more of the following titles for various subsidiaries and affiliates:  President, Vice President, Director,
                                                         Chairman, Treasurer, Chief Compliance Officer or Member
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Stephen B. Ashley
Address: . . . . . . . .  . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  64
Current Position(s) Held with Fund: . . . . . . . . . .  Director, Audit Committee Member, Governance & Nominating
                                                         Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1996
Principal Occupation(s) During Past 5 Years:. . . . . .  Chairman, Director, President & Chief Executive Officer,
                                                         The Ashley Group (property management and investment)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  Genesee Corp., The Ashley Group, Fannie Mae
-----------------------------------------------------------------------------------------------------------------------------------
Name:. . . .  . . . . . . . . . . . . . . . . . . . . .  Martin F. Birmingham
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  83
Current Position(s) Held with Fund: . . . . . . . . . .  Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1994
Principal Occupation(s) During Past 5 Years:. . . . . .  Advisory Trustee, The Freedom Forum (nonpartisan, international foundation)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Peter L. Faber
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  66
Current Position(s) Held with Fund: . . . . . . . . . .  Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1987
Principal Occupation(s) During Past 5 Years:. . . . . .  Partner, McDermott, Will & Emery LLP (law firm)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  Partnership for New York City, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Harris H. Rusitzky
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  70
Current Position(s) Held with Fund:. . . . . .  . . . .  Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1985
Principal Occupation(s) During Past 5 Years:. . . . . .  President, The Greening Group (business consultants)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A

Directors'  and  Officers'  Information  (unaudited)


OFFICERS
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Jeffrey S. Coons, Ph.D., CFA
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  41
Current Position(s) Held with Fund: . . . . . . . . . .  Vice President
Term of Office1 & Length of Time Served:. . . . . . . .  Since 2004
Principal Occupation(s) During Past 5 Years:. . . . . .  Co-Director of Research since 2002 & Executive Group Member**,
                                                         Manning & Napier Advisors, Inc.; Managing Director - Risk Management,
                                                         Manning & Napier Advisors, Inc., 1993-2002;  Holds one or more of the following titles for various subsidiaries and affiliates: President,
                                                         Director, Treasurer or Senior Trust Officer
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Christine Glavin
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  38
Current Position(s) Held with Fund: . . . . . . . . . .  Principal Financial Officer, Chief Financial Officer
Term of Office1 & Length of Time Served:. . . . . . . .  Principal Financial Officer since 2002; Chief Financial Officer since 2001
Principal Occupation(s) During Past 5 Years: . .  . . .  Fund Accounting Manager, Manning & Napier Advisors, Inc.
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Jodi L. Hedberg
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  37
Current Position(s) Held with Fund: . . . . . . . . . .  Corporate Secretary, Chief Compliance Officer, Anti-Money Laundering
                                                         Compliance Officer
Term of Office1 & Length of Time Served:. . . . . . . .  Corporate Secretary since 1997; Chief Compliance Officer since 2004
Principal Occupation(s) During Past 5 Years:. . . . . .  Compliance Manager, Manning & Napier Advisors, Inc. & affiliates
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Alaina V. Metz
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:  . . . . . . . . . . . . . . . . . . . . . . . . .  37
Current Position(s) Held with Fund: . . . . . . . . . .  Special Assistant Secretary
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 2002
Principal Occupation(s) During Past 5 Years:. . . . . .  Vice President, BISYS Fund Services Ohio, Inc. (mutual fund servicing company)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:, . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
*Interested Director, within the meaning of the Investment Company Act of 1940 by reason of his position with the Fund's investment advisor and distributor.  Mr. Auspitz serves as the Executive Vice President and Director, Manning & Napier Advisors, Inc. and
President and Director, Manning & Napier Investor Services, Inc., the Fund's distributor.
**The Executive Group, which consists of six members, performs the duties of the Office of the President, effective May 1, 2003.
1The term of office for President, Vice President, Chief Financial Officer, and Corporate Secretary is one year and until their respective successors are chosen and qualified.  All other officers' terms are indefinite.

LITERATURE  REQUESTS  (UNAUDITED)

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  Securities  and  Exchange
     Commission's  (SEC)  web  site     http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  SEC's  web  site               http://www.sec.gov


QUARTERLY  PORTFOLIO  HOLDINGS
--------------------------------------------------------------------------------
The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and is available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  SEC's  web  site               http:\\www.sec.gov

The Series' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)
--------------------------------------------------------------------------------
The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  SEC's  web  site               http://www.sec.gov
On  the  Advisor's  web  site           http://www.manningnapieradvisors.com


ADDITIONAL  INFORMATION  AVAILABLE  AT  WWW.MANNINGNAPIERADVISORS.COM
--------------------------------------------------------------------------------
1.     Annual  Report  (most  recent)
2.     Fund  Holdings  -  month-end
3.     Fund  Holdings  -  quarter-end
4.     Semi-Annual  Report  (most  recent)

Exeter  Fund,  Inc.
Annual  Report
December  31,  2004
International  Series

Management  Discussion  and  Analysis  (unaudited)


DEAR  SHAREHOLDERS:

The International Series returned 17.67% for the 2004 calendar year. The Series outperformed the S&P 500 Total Return Index, a measure of the performance of U.S. Stocks, but the performance was below that of the MSCI All Country World Index ex U.S., which had a very strong year, appreciating 21.36%. Global markets remained buoyant in 2004 after an especially strong 2003. However, much of the U.S. dollar-denominated performance can be attributed to the weakness of the dollar in 2004. The Series' underperformance relative to the international benchmark can be attributed to a number of factors, including being underweighted in certain emerging markets which performed well as commodities continued to rise and global export demand remained strong.

The International Series remains predominantly invested in Western Europe. Continued weak growth in the region is forcing Western European countries to push forward with reforms. Structural reform played a large role in the region in 2004, especially in Germany and, to a lesser extent, France. Politicians realize that certain current policies (especially in the labor market) are unsustainable over the long-term. The addition of ten new members to the European Union (EU) has accentuated the need for reforms, as many of the new members boast cheaper labor costs and lower taxes than in the West. Although the attention to reform has been positive, much more needs to be done and we expect reforms to be a catalyst to improve competitiveness and enhance corporate efficiency.

In 2004, we sold our Spanish holdings. Spain had outperformed the region for the past few years and growth appeared to have peaked. Spain had been growing rapidly under very low interest rates because the European Central Bank set rates based on the needs of the entire EU, which was growing slower than Spain. Low interest rates, however, created a highly indebted consumer in Spain, especially with regard to floating interest rate mortgages. As global growth rebounded and global interest rates began to rise, the Spanish real estate market became a risk for the Spanish economy. Equities sold from the Series also included those from Indonesia in May of 2004. Indonesia's market had performed very strongly leading up to the country's first national election. Both final-round candidates appeared to be an equally positive influence on private investment and domestic demand and that positive outcome was reflected in the strong market performance. However, a few legal conflicts erupted that turned out negatively for foreign capital despite the candidates' pro-business rhetoric. Our opinion was that it would be prudent to take our gains in light of the potential risks.

The Series increased its weighting in Portuguese equities at the start of the third quarter, because, unlike Spain, Portugal was still experiencing accelerating growth as reforms to cut wasteful government spending were taking hold. Portugal continues to experience strong growth, but the former Prime Minister Barroso, the man behind the government's transformation, has moved on to be the head of the EU, and his replacement has been unable to keep the opposition at bay. We do not feel that a potential socialist government will undo all the positive reforms that have taken place, but the situation will be monitored closely.

An anticipated economic slowdown in the United Kingdom ("UK") has also prompted us to move assets to more defensive oriented stocks in that country. Slow-growth, value-oriented equities expected to outperform in a decelerating environment were added from the UK in early summer. We also added equities in Mexico and the Philippines. Mexican equities were added in early 2004, because of strong accelerating growth and our view that China's export sector poses less of a threat on Mexico's export sector than expected by the market consensus. Although we remain positive on Mexico, the mixed outlook for the U.S. economy will keep us on alert.

The Series continues to be underweight in Japan relative to the MSCI All Country World Index ex U.S. benchmark, and our outlook for Japan is cautious. Japan appeared to be on the road to recovery as first exports, then industrial production, improved. When exports slowed, the rest of the economy followed, indicating that the recovery may not be self-sustaining without strong exports. The Bank of Japan has kept a loose monetary policy throughout and has promised not to tighten its policy until the recovery is sustainable and deflation is extinguished. Continued reform of the Financials sector, branching out to the regional banking sector, is next on the government's list. The larger financial institutions have kept

Management Discussion and Analysis (unaudited)

up with the government's timetable for disposing of non-performing loans and the government is now deregulating the Financials sector and opening it up to foreign competition. These are steps in the right direction, but non-performing loans are still a problem and reforms have much farther to go.

The International Series is managed on a top-down basis, focusing on economic trends to select countries and regions that we expect to outperform. We continually examine the prospects for both the areas that we are currently invested in and for areas that we are not, in an attempt to add attractive investments to the Series. It is our belief that the countries in which we are currently invested are well positioned to take advantage of reforms, defend against a global economic slowdown, and take advantage of growth where it is present.

As always, we appreciate your business and wish you all the best in the new year.

Sincerely,

EXETER  ASSET  MANAGEMENT

Performance  Update  as  of  December  31,  2004  (unaudited)



                                                                                Average Annual Total Returns
                                                                                   As of December 31, 2004
                                                                              -----------------------------------

                                                                                One     Five    Ten      Since
                                                                               Year     Year    Year   Inception1
                                                                              -------  ------  ------  -----------

Exeter Fund, Inc. - International Series2. . . . . . . . . . . . . . . . . .   17.67%   2.02%  10.97%    9.98%

Standard & Poor's (S&P) 500 Total Return Index3. . . . . . . . . . . . . . .   10.87%  -2.30%  12.07%   11.19%

Morgan Stanley Capital International (MSCI) All
 Country World Index ex U.S.3. . . . . . . . . . . . . . . . . . . . . . . .   21.36%   0.02%   6.02%    7.54%






The following graph compares the value of a $10,000 investment in the Exeter Fund, Inc. - International Series from its inception1 (8/27/92) to present (12/31/04) to the S&P 500 Total Return Index and the MSCI All Country World Index ex U.S.

<graphic>
<line  chart>

Date  for  line  chart  to  follow:



            Exeter Fund, Inc.          S&P 500          MSCI All Country
Date      International Series2  Total Return Index3  World Index ex U.S.3
--------  ---------------------  -------------------  --------------------
8/27/92.  $              10,000  $            10,000  $             10,000
12/92. .                 10,598               10,643                 9,495
12/93. .                 13,359               11,709                12,809
12/94. .                 11,425               11,868                13,659
12/95. .                 11,898               16,312                15,016
12/96. .                 14,557               20,052                16,019
12/97. .                 18,589               26,959                16,346
12/98. .                 22,983               34,398                18,710
12/99. .                 29,289               41,634                24,492
12/00. .                 28,403               37,845                20,797
12/01. .                 22,585               33,350                16,743
12/02. .                 19,356               25,982                14,287
12/03. .                 27,504               33,431                20,203
12/31/04                 32,363               37,065                24,518



1Performance numbers for the Series and the S&P 500 Total Return Index are calculated from August 27, 1992, the Series' inception date. Prior to 2001, the MSCI All Country World Index ex U.S. only published month-end numbers;
therefore, performance numbers for the Index are calculated from August 31, 1992.
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter Market. The Index returns assume daily reinvestment of dividends. The MSCI All Country World Index ex U.S. is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets and consists of 48 developed and emerging market country indices outside the United States. The Index is denominated in U.S Dollars. The Index returns assume daily reinvestment of gross dividends (which do not account for foreign dividend taxation). The Indices' returns, unlike Series returns, do not reflect any fees or expenses.

Shareholder  Expense  Example  (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and exchange fees and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE  FOR  COMPARISON  PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value    During Period*
                                 7/1/04         12/31/04     7/1/04-12/31/04
                             -----------------------------------------------
Actual. . . . . . . . . . .  $     1,000.00  $     1,141.80  $           6.95
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,018.65  $           6.55



*Expenses are equal to the Series' annualized expense ratio (for the six-month period) of 1.29%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Based on the most recent fiscal half year, the Series' expense ratio may differ from the expense ratio based on one-year data in the financial highlights.

Portfolio  Composition  as  of  December  31,  2004 (unaudited)

<graphic>
<pie  chart>



COUNTRY ALLOCATION*

France . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14.4%
Germany. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  27.4%
Italy. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14.2%
Japan. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7.3%
Malaysia . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.4%
Mexico . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3.7%
Netherlands. . . . . . . . . . . . . . . . . . . . . . . . . . .   3.0%
Philippines. . . . . . . . . . . . . . . . . . . . . . . . . . .   4.6%
Portugal . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7.3%
United Kingdom . . . . . . . . . . . . . . . . . . . . . . . . .  11.9%
Cash, short-term investments, and other assets, less liabilities   4.8%

*As a percentage of net assets.





<graphic>
<pie  chart>




SECTOR ALLOCATION*

Consumer Discretionary . . . . . . . . . . . . . . . . . . . . .  13.1%
Consumer Staples . . . . . . . . . . . . . . . . . . . . . . . .  14.3%
Energy . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7.7%
Financials . . . . . . . . . . . . . . . . . . . . . . . . . . .  21.6%
Health Care. . . . . . . . . . . . . . . . . . . . . . . . . . .   3.8%
Industrials. . . . . . . . . . . . . . . . . . . . . . . . . . .   9.4%
Information Technology . . . . . . . . . . . . . . . . . . . . .   4.0%
Materials. . . . . . . . . . . . . . . . . . . . . . . . . . . .   4.7%
Telecommunication Services . . . . . . . . . . . . . . . . . . .   9.7%
Utilities. . . . . . . . . . . . . . . . . . . . . . . . . . . .   6.9%
Cash, short-term investments, and other assets, less liabilities   4.8%

*As a percentage of net assets.





INVESTMENT PORTFOLIO - DECEMBER 31, 2004


                                                                 VALUE
                                                     SHARES     (NOTE 2)
                                                   ----------  -----------

COMMON STOCKS - 95.2%
CONSUMER DISCRETIONARY - 13.1%
AUTO COMPONENTS - 0.3%
Michelin (CGDE) - B (France). . . . . . . . . . .       8,413  $  538,647
                                                               -----------

AUTOMOBILES - 0.5%
Bayerische Motoren Werke AG (BMW) (Germany) . . .      20,000     899,532
                                                               -----------

HOUSEHOLD DURABLES - 1.4%
Corporacion GEO S.A. de C.V. - Series B* (Mexico)     770,000   1,541,313
Hunter Douglas N.V. (Netherlands) . . . . . . . .      14,400     766,841
                                                               -----------
                                                                2,308,154
                                                               -----------

LEISURE EQUIPMENT & PRODUCTS  - 1.4%
Sega Sammy Holdings, Inc.* (Japan). . . . . . . .      41,550   2,283,881
                                                               -----------

MEDIA - 5.8%
Impresa S.A. (SGPS)* (Portugal) . . . . . . . . .     264,000   2,077,471
Media Capital S.A. (SGPS)* (Portugal) . . . . . .     300,000   2,218,303
PT Multimedia S.A. (SGPS) (Portugal). . . . . . .      64,000   1,605,536
Reed Elsevier plc - ADR (United Kingdom). . . . .      33,600   1,246,560
VNU N.V. (Netherlands). . . . . . . . . . . . . .      35,199   1,037,751
Wolters Kluwer N.V. (Netherlands) . . . . . . . .      73,800   1,478,904
                                                               -----------
                                                                9,664,525
                                                               -----------

MULTILINE RETAIL - 0.8%
Don Quijote Co. Ltd. (Japan). . . . . . . . . . .      18,600     949,749
KarstadtQuelle AG (Germany) . . . . . . . . . . .      44,000     453,701
                                                               -----------
                                                                1,403,450
                                                               -----------

SPECIALTY RETAIL - 1.4%
Courts Mammoth Berhad (Malaysia). . . . . . . . .     970,000     352,263
Douglas Holding AG (Germany). . . . . . . . . . .      22,600     800,298
KOMERI Co. Ltd. (Japan) . . . . . . . . . . . . .      40,000   1,089,578
                                                               -----------
                                                                2,242,139
                                                               -----------

TEXTILES, APPAREL & LUXURY GOODS - 1.5%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France).      32,320   2,470,975
                                                               -----------
                                                               21,811,303
                                                               -----------

CONSUMER STAPLES - 14.3%
BEVERAGES - 2.7%
Allied Domecq plc (United Kingdom). . . . . . . .     123,000   1,210,532
Diageo plc (United Kingdom) . . . . . . . . . . .      76,000   1,083,319
Grupo Modelo S.A. de C.V. - Series C (Mexico) . .     384,000   1,056,814
Scottish & Newcastle plc (United Kingdom) . . . .     135,000   1,128,561
                                                               -----------
                                                                4,479,226
                                                               -----------

FOOD & STAPLES RETAILING - 4.2%
Carrefour S.A. (France) . . . . . . . . . . . . .      38,832   1,846,107



The  accompanying  notes  are  an  integral  part  of  the financial statements.




INVESTMENT  PORTFOLIO  -  DECEMBER  31,  2004

                                                                VALUE
                                                     SHARES     (NOTE 2)
                                                   ----------  -----------


CONSUMER  STAPLES  (continued)
FOOD  &  STAPLES  RETAILING  (continued)
Metro AG (Germany). . . . . . . . . . . . . . . .      26,000  $ 1,427,257
Organizacion Soriana S.A. de C.V. -
Series B (Mexico) . . . . . . . . . . . . . . . .     370,000    1,328,154
Tesco plc (United Kingdom). . . . . . . . . . . .     220,000    1,357,986
William Morrison Supermarkets plc
(United Kingdom). . . . . . . . . . . . . . . . .     253,000    1,004,719
                                                               -----------
                                                                 6,964,223
                                                               -----------

FOOD  PRODUCTS  -  4.2%
Associated British Foods plc (United Kingdom) . .      91,000    1,362,599
Cadbury Schweppes plc (United Kingdom). . . . . .     120,000    1,116,547
Groupe Danone (France). . . . . . . . . . . . . .      15,976    1,472,857
Suedzucker AG (Germany) . . . . . . . . . . . . .      32,400      673,892
Unilever plc - ADR (United Kingdom) . . . . . . .      60,000    2,371,200
                                                               -----------
                                                                 6,997,095
                                                               -----------

HOUSEHOLD  PRODUCTS  -  2.1%
Kao Corp. (Japan) . . . . . . . . . . . . . . . .      47,000    1,202,246
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)   61,875    1,068,532
Reckitt Benckiser plc (United Kingdom). . . . . .      38,500    1,162,571
                                                               -----------
                                                                 3,433,349
                                                               -----------

PERSONAL  PRODUCTS  -  1.1%
Clarins S.A. (France). . . . . . . . . . . . . . .     30,666    1,801,557
                                                               -----------
                                                                23,675,450
                                                               -----------

ENERGY  -  7.7%
OIL  &  GAS  -  7.7%
BP plc (United Kingdom). . . . . . . . . . . . . .    114,000    1,111,022
Eni S.p.A. (Italy) . . . . . . . . . . . . . . . .    219,554    5,486,988
Shell Transport & Trading Co. plc (United Kingdom)    145,000    1,235,108
Total S.A. (France). . . . . . . . . . . . . . . .     22,587    4,924,674
                                                               -----------
                                                                12,757,792
                                                               -----------

FINANCIALS  -  21.6%
CAPITAL  MARKETS  -  2.0%
Deutsche Bank AG (Germany)                             36,500    3,233,770
                                                               -----------

COMMERCIAL  BANKS  -  11.0%
Banca Intesa S.p.A. (Italy). . . . . . . . . . . .    509,327    2,446,262
Banca Monte dei Paschi di Siena S.p.A. (Italy) . .    181,000      644,631
Banco BPI S.A. (Portugal). . . . . . . . . . . . .    383,000    1,548,524
Banco Espirito Santo S.A. (BES) (Portugal) . . . .     68,000    1,227,054
Bayerische Hypo-und Vereinsbank AG (HVB Group)*
(Germany). . . . . . . . . . . . . . . . . . . . .     76,230    1,730,314
BNP Paribas S.A. (France). . . . . . . . . . . . .     26,000    1,880,198
Commerzbank AG* (Germany). . . . . . . . . . . . .     62,000    1,276,087
Hong Leong Bank Berhad (Malaysia). . . . . . . . .    560,000      810,526


The  accompanying  notes  are  an  integral  part  of  the financial statements.


INVESTMENT  PORTFOLIO  -  DECEMBER  31,  2004

                                                                VALUE
                                                     SHARES     (NOTE 2)
                                                   ----------  -----------

FINANCIALS  (continued)
COMMERCIAL  BANKS  (continued)
Metropolitan Bank & Trust Co. (Philippines). . . .  4,399,950  $ 2,071,760
SanPaolo IMI S.p.A. (Italy). . . . . . . . . . . .     51,300      737,779
Societe Generale (France). . . . . . . . . . . . .     11,312    1,142,634
UniCredito Italiano S.p.A. (Italy) . . . . . . . .    489,000    2,806,417
                                                               -----------
                                                                18,322,186
                                                               -----------

CONSUMER  FINANCE  -  0.7%
Takefuji Corp. (Japan) . . . . . . . . . . . . . .     16,050    1,085,931
                                                               -----------

DIVERSIFIED  FINANCIAL  SERVICES  -  1.0%
ING Groep N.V. (Netherlands) . . . . . . . . . . .     56,200    1,697,323
                                                               -----------

INSURANCE  -  5.1%
Allianz AG (Germany) . . . . . . . . . . . . . . .     12,720    1,676,613
Assicurazioni Generali S.p.A. (Italy). . . . . . .     85,804    2,906,894
Axa (France) . . . . . . . . . . . . . . . . . . .    110,292    2,720,451
Muenchener Rueckver AG (Germany) . . . . . . . . .      9,800    1,200,518
                                                               -----------
                                                                 8,504,476
                                                               -----------

REAL  ESTATE  -  1.5%
SM Prime Holdings, Inc. (Philippines). . . . . . . 18,750,000    2,565,298
                                                               -----------

THRIFTS  &  MORTGAGE  FINANCE  -  0.3%
Hypo Real Estate Holding AG* (Germany) . . . . . .     12,432      514,788
                                                               -----------
                                                                35,923,772
                                                               -----------

HEALTH  CARE  -  3.8%
PHARMACEUTICALS  -  3.8%
AstraZeneca plc (United Kingdom) . . . . . . . . .     22,300      808,148
GlaxoSmithKline plc (United Kingdom) . . . . . . .     48,000    1,125,295
Sanofi-Aventis (France). . . . . . . . . . . . . .     21,083    1,681,949
Shire Pharmaceuticals Group plc (United Kingdom) .    115,000    1,206,811
Takeda Pharmaceutical Co. Ltd. (Japan) . . . . . .     28,000    1,410,593
                                                               -----------
                                                                 6,232,796
                                                               -----------

INDUSTRIALS  -  9.4%
AIRLINES  -  0.8%
Deutsche Lufthansa AG* (Germany) . . . . . . . . .    100,000    1,427,312
                                                               -----------

CONSTRUCTION  &  ENGINEERING  -  0.9%
Hochtief AG (Germany). . . . . . . . . . . . . . .     44,500    1,446,001
                                                               -----------

INDUSTRIAL  CONGLOMERATES  -  4.1%
Pirelli & C. S.p.A. (Italy). . . . . . . . . . . .    213,333      287,126
Siemens AG (Germany) . . . . . . . . . . . . . . .     55,725    4,714,756
Sonae S.A. (SGPS) (Portugal) . . . . . . . . . . .  1,200,000    1,742,080
                                                               -----------
                                                                 6,743,962
                                                               -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.


INVESTMENT  PORTFOLIO  -  DECEMBER  31,  2004

                                                                VALUE
                                                     SHARES     (NOTE 2)
                                                   ----------  -----------


INDUSTRIALS  (continued)
MACHINERY  -  2.0%
FANUC Ltd. (Japan) . . . . . . . . . . . . . . . .     15,500  $ 1,013,913
MAN AG (Germany) . . . . . . . . . . . . . . . . .     60,200    2,305,740
                                                               -----------
                                                                 3,319,653
                                                               -----------

TRANSPORTATION  INFRASTRUCTURE  -  1.6%
Brisa-Auto Estradas de Portugal S.A. (Portugal). .    185,000    1,694,254
Fraport AG (Germany) . . . . . . . . . . . . . . .     21,800      927,250
                                                               -----------
                                                                 2,621,504
                                                               -----------
                                                                15,558,432
                                                               -----------

INFORMATION  TECHNOLOGY  -  4.0%
ELECTRONIC  EQUIPMENT  &  INSTRUMENTS  -  1.2%
KEYENCE Corp. (Japan). . . . . . . . . . . . . . .      4,500    1,008,738
Mabuchi Motor Co. Ltd. (Japan) . . . . . . . . . .     12,800      923,525
                                                               -----------
                                                                 1,932,263
                                                               -----------

OFFICE  ELECTRONICS  -  0.6%
Canon, Inc. (Japan). . . . . . . . . . . . . . . .     20,000    1,079,814
                                                               -----------

SOFTWARE  -  2.2%
SAP AG (Germany) . . . . . . . . . . . . . . . . .     20,550    3,658,042
                                                               -----------
                                                                 6,670,119
                                                               -----------

MATERIALS  -  4.7%
CHEMICALS  -  4.3%
Bayer AG (Germany) . . . . . . . . . . . . . . . .     83,750    2,829,353
Degussa AG (Germany) . . . . . . . . . . . . . . .     17,900      749,223
L'Air Liquide S.A. (France). . . . . . . . . . . .     12,258    2,261,838
Linde AG (Germany) . . . . . . . . . . . . . . . .     19,000    1,183,488
                                                               -----------
                                                                 7,023,902
                                                               -----------

CONSTRUCTION  MATERIALS  -  0.4%
Italcementi S.p.A. (Italy) . . . . . . . . . . . .     43,264      695,582
                                                               -----------
                                                                 7,719,484
                                                               -----------

TELECOMMUNICATION  SERVICES  -  9.7%
DIVERSIFIED  TELECOMMUNICATION  SERVICES  -  6.0%
Deutsche Telekom AG* (Germany) . . . . . . . . . .    141,000    3,183,285
Philippine Long Distance Telephone Co.*
(Philippines). . . . . . . . . . . . . . . . . . .     65,000    1,570,718
Telecom Italia S.p.A. (Italy). . . . . . . . . . .    971,924    3,969,190
Telefonos de Mexico S.A. de C.V. (Telmex) - ADR
(Mexico)   . . . . . . . . . . . . . . . . . . . .     30,500    1,168,760
                                                               -----------
                                                                 9,891,953
                                                               -----------

WIRELESS  TELECOMMUNICATION  SERVICES  -  3.7%
Globe Telecom, Inc. (Philippines). . . . . . . . .     88,000    1,493,248



The  accompanying  notes  are  an  integral  part  of  the financial statements.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004

                                                     SHARES/        VALUE
                                                PRINCIPAL AMOUNT   (NOTE 2)
                                                ----------------- -----------


TELECOMMUNICATION SERVICES (continued)
WIRELESS TELECOMMUNICATION SERVICES (continued)
Maxis Communications Berhad (Malaysia). . . . . . 500,000          $ 1,230,263
Telecom Italia Mobile S.p.A. (T.I.M.) (Italy) . . 470,000            3,507,225
                                                                   -----------
                                                                     6,230,736
                                                                   -----------
                                                                    16,122,689
                                                                   -----------

UTILITIES - 6.9%
ELECTRIC UTILITIES - 3.0%
E.ON AG (Germany) . . . . . . . . . . . . . . .    54,537            4,970,892
                                                                   -----------

MULTI-UTILITIES & UNREGULATED POWER - 3.9%
National Grid Transco plc (United Kingdom). . .   127,000            1,208,480
RWE AG (Germany). . . . . . . . . . . . . . . .    75,000            4,131,334
Suez S.A. (France). . . . . . . . . . . . . . .    43,340            1,153,695
                                                                   -----------
                                                                     6,493,509
                                                                   -----------
                                                                    11,464,401
                                                                   -----------

TOTAL COMMON STOCKS
(Identified Cost $101,470,455). . . . . . . . .                    157,936,238
                                                                   -----------

SHORT-TERM INVESTMENTS - 3.2%
Dreyfus Treasury Cash Management -
Institutional Shares  . . . . . . . . . . . .   2,313,859            2,313,859
Fannie Mae Discount Note, 1/20/2005 . . . .  $  3,000,000            2,996,564
                                                                   -----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $5,310,423). . . . . . . . .                        5,310,423
                                                                   -----------

TOTAL INVESTMENTS - 98.4%
(Identified Cost $106,780,878). . . . . . . .                      163,246,661

OTHER ASSETS, LESS LIABILITIES - 1.6% . . . .                        2,670,025
                                                                   -----------

NET ASSETS - 100% . . . . . . . . . . . . . .                     $165,916,686
                                                                  ============


*Non-income producing security
ADR - American Depository Receipt


The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries:
Germany - 27.4%; France - 14.4%; Italy - 14.2%; United Kingdom - 11.9%.





The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2004


ASSETS:
Investments, at value (identified cost $106,780,878) (Note 2). .  $163,246,661
Foreign currency, at value (cost $6,576) . . . . . . . . . . . .         6,576
Receivable for fund shares sold. . . . . . . . . . . . . . . . .     2,900,394
Dividends receivable . . . . . . . . . . . . . . . . . . . . . .        66,825
Foreign tax reclaims receivable. . . . . . . . . . . . . . . . .        53,738
                                                                  -------------
TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .   166,274,194
                                                                  -------------
LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . . .       134,640
Accrued fund accounting and transfer agent fees (Note 3) . . . .        20,499
Accrued chief compliance officer services (Note 3) . . . . . . .           522
Payable for fund shares repurchased. . . . . . . . . . . . . . .       152,842
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . .        30,756
Other payables and accrued expenses. . . . . . . . . . . . . . .        18,249
                                                                  -------------
TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . .       357,508
                                                                  -------------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $165,916,686
                                                                  =============

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . .  $    174,239
Additional paid-in-capital . . . . . . . . . . . . . . . . . . .   109,356,958
Undistributed net investment income. . . . . . . . . . . . . . .       101,264
Accumulated net realized loss on investments, foreign currency,
and other assets and liabilities . . . . . . . . . . . . . . . .      (187,952)
Net unrealized appreciation on investments, foreign currency,
and other assets and liabilities . . . . . . . . . . . . . . . .    56,472,177
                                                                  -------------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $165,916,686
                                                                  =============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($165,916,686/17,423,878 shares) . . . . . . . .  $       9.52
                                                                  =============





The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENT OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2004


INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $508,703). .  $ 2,979,886
Interest . . . . . . . . . . . . . . . . . . . . . .       70,303
                                                      ------------
Total Investment Income. . . . . . . . . . . . . . .    3,050,189
                                                      ------------
EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . .    1,419,043
Fund accounting and transfer agent fees (Note 3) . .      221,343
Directors' fees (Note 3) . . . . . . . . . . . . . .        8,201
Chief compliance officer services (Note 3) . . . . .          550
Custodian fees . . . . . . . . . . . . . . . . . . .      104,249
Miscellaneous. . . . . . . . . . . . . . . . . . . .       73,079
                                                      ------------
Total Expenses . . . . . . . . . . . . . . . . . . .    1,826,465
                                                      ------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . .    1,223,724
                                                      ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on -
Investments. . . . . . . . . . . . . . . . . . . . .    8,955,686
Foreign currency and other assets and liabilities. .       10,260
                                                      ------------
                                                        8,965,946
                                                      ------------
Net change in unrealized appreciation on -
Investments. . . . . . . . . . . . . . . . . . . . .   14,304,369
Foreign currency and other assets and liabilities. .       (9,342)
                                                      ------------
                                                       14,295,027
                                                      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . . .   23,260,973
                                                      ------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . .  $24,484,697
                                                      ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENTS OF CHANGES IN NET ASSETS



                                                          FOR THE        FOR THE
                                                        YEAR ENDED     YEAR ENDED
                                                         12/31/04       12/31/03
                                                       -------------  -------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income . . . . . . . . . . . . . . . .  $  1,223,724   $    932,200
Net realized gain on investments. . . . . . . . . . .     8,965,946     11,058,253
Net change in unrealized appreciation on investments.    14,295,027     25,560,357
                                                       -------------  -------------

Net increase from operations. . . . . . . . . . . . .    24,484,697     37,550,810
                                                       -------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income. . . . . . . . . . . . . .    (1,267,156)      (817,541)
From net realized gain on investments . . . . . . . .   (11,878,815)    (7,714,055)
                                                       -------------  -------------

Total distributions to shareholders . . . . . . . . .   (13,145,971)    (8,531,596)
                                                       -------------  -------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions (Note 5)    25,099,237     19,514,652
                                                       -------------  -------------

Net increase in net assets. . . . . . . . . . . . . .    36,437,963     48,533,866

NET ASSETS:

Beginning of year . . . . . . . . . . . . . . . . . .   129,478,723     80,944,857
                                                       -------------  -------------

END OF YEAR (including undistributed net investment
income of $101,264 and $137,927, respectively). . . .  $165,916,686   $129,478,723
                                                       =============  =============





The  accompanying  notes  are  an  integral  part  of  the financial statements.




FINANCIAL HIGHLIGHTS




                                                                            FOR THE YEARS ENDED
                                                          12/31/04    12/31/03    12/31/02    12/31/01    12/31/00
                                                         ----------  ----------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH YEAR):
NET ASSET VALUE - BEGINNING OF YEAR . . . . . . . . . .  $    8.83   $    6.67   $    7.89   $   10.40   $   17.43
                                                         ----------  ----------  ----------  ----------  ----------
Income (loss) from investment operations:
Net investment income . . . . . . . . . . . . . . . . .       0.08        0.07        0.07        0.05        0.04
Net realized and unrealized gain (loss) on investments.       1.44        2.72       (1.20)      (2.18)      (0.83)
                                                         ----------  ----------  ----------  ----------  ----------
Total from investment operations. . . . . . . . . . . .       1.52        2.79       (1.13)      (2.13)      (0.79)
                                                         ----------  ----------  ----------  ----------  ----------
Less distributions to shareholders:
From net investment income. . . . . . . . . . . . . . .      (0.08)      (0.06)      (0.07)      (0.05)      (0.03)
From net realized gain on investments . . . . . . . . .      (0.75)      (0.57)      (0.02)      (0.33)      (6.21)
                                                         ----------  ----------  ----------  ----------  ----------
Total distributions to shareholders . . . . . . . . . .      (0.83)      (0.63)      (0.09)      (0.38)      (6.24)
                                                         ----------  ----------  ----------  ----------  ----------

NET ASSET VALUE - END OF YEAR . . . . . . . . . . . . .  $    9.52   $    8.83   $    6.67   $    7.89   $   10.40
                                                         ==========  ==========  ==========  ==========  ==========

Total return1 . . . . . . . . . . . . . . . . . . . . .      17.67%      42.10%    (14.30%)    (20.48%)     (3.03%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses. . . . . . . . . . . . . . . . . . . . . . . .       1.29%     1.30%*        1.32%       1.28%       1.19%
Net investment income . . . . . . . . . . . . . . . . .       0.86%     0.94%         0.96%       0.54%       0.28%

Portfolio turnover. . . . . . . . . . . . . . . . . . .        19%       46%           5%          6%          3%

NET ASSETS - END OF YEAR (000's omitted). . . . . . . .  $  165,917   $ 129,479   $  80,945   $  84,124   $ 119,132
                                                         ==========  ==========  ==========  ==========  ==========






*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.02%.




1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/03.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements

1.  ORGANIZATION

International Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies located outside the United States.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series resumed offering shares directly to investors on May 18, 2004, as it had done previously from time to time. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of December 31, 2004, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as International Series common stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in regulated investment companies are valued at their net asset value per share on valuation date.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Notes  to  Financial  Statements

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund's Chief Compliance Officer's salary, which is paid by the Fund, and the Special Assistant Secretary's salary, which is paid by BISYS), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

Notes  to  Financial  Statements

The Advisor has voluntarily agreed, until at least December 31, 2005, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.30% of average daily net assets each year. For the year ended December 31, 2004, the Advisor did not waive its management fee or reimburse any Series' expenses.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund pays the Advisor an annual fee of 0.15% of the Fund's average daily net assets up to $900 million, 0.11% for the Fund's average daily net assets between $900 million and $1.5 billion, and 0.07% for the Fund's average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund's Compliance Program, are charged. Expenses not directly attributable to a series are allocated based on each series' relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the year ended December 31, 2004, purchases and sales of securities, other than short-term securities, were $35,674,669 and $24,633,269, respectively.

The Series held shares of iShares MSCI Malaysia Index Fund and iShares MSCI Singapore Index Fund in 2003 and 2004; such investments were not consistent with the investment restrictions of the Series. The securities were subsequently sold at a gain of $541,572 during 2004. For 2004, 0.37% of the Series' total return consisted of the realized gain on these investments.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  International  Series  were:




                       FOR THE YEAR                 FOR THE YEAR
                      ENDED 12/31/04               ENDED 12/31/03
             ---------------------------------  ------------------------

                 SHARES            AMOUNT         SHARES       AMOUNT
             ---------------  ----------------  ----------  ------------
Sold. . . .       2,658,744   $    24,222,900   2,370,813   $17,264,894
Reinvested.       1,409,860        12,949,803     983,270     8,383,687
Repurchased      (1,309,069)      (12,073,466)   (832,522)   (6,133,929)
             ---------------  ----------------  ----------  ------------

Total . . .       2,759,535   $    25,099,237   2,521,561   $19,514,652
             ===============  ================  ==========  ============


Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

NOTES  TO  FINANCIAL  STATEMENTS


6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on December 31, 2004.

7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of net investment income or gains and losses, including foreign currency gains and losses, Post-October losses and investments in passive foreign investment companies. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The  tax  character  of  distributions  paid  were  as  follows:



                          FOR THE YEAR     FOR THE YEAR
                         ENDED 12/31/04   ENDED 12/31/03
                         ---------------  ---------------
Ordinary income . . . .  $     4,558,474  $     2,983,920
Long-term capital gains        8,587,497        5,547,676




Pursuant to Section 852 of the Internal Revenue Code, as amended, the Series hereby designates the long-term capital gains disclosed above as capital gain for its taxable year ended December 31, 2004.

For the year ended December 31, 2004 the series elected to defer $40,062 of capital losses attributable to Post-October losses.

NOTES  TO  FINANCIAL  STATEMENTS

At December 31, 2004, the tax basis components of distributable earnings and the net unrealized appreciation based on identified cost for federal income tax purposes were as follows:



Cost for federal income tax purposes  $107,027,503

Unrealized appreciation. . . . . . .  $ 57,274,937
Unrealized depreciation. . . . . . .    (1,055,779)
                                      -------------
Net unrealized appreciation. . . . .  $ 56,219,158
Undistributed ordinary income. . . .       199,999



--------------------------------------------------------------------------------

FEDERAL  INCOME  TAX  INFORMATION  (UNAUDITED)

For federal income tax purposes, the Series designates $3,075,451 or, if different, the maximum amount allowable under the tax law as qualified dividend income.

REPORT  OF  INDEPENDENT  REGISTERED  PUBLIC  ACCOUNTING  FIRM

TO THE BOARD OF DIRECTORS OF EXETER FUND, INC. AND SHAREHOLDERS OF INTERNATIONAL
SERIES:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the International Series (a series of Exeter Fund, Inc., hereafter referred to as the "Series") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS  LLP
BOSTON,  MASSACHUSETTS
FEBRUARY  10,  2005




Directors' and Officers' Information (unaudited)


The Statement of Additional Information provides additional information about the Fund's directors and officers and can be obtained without charge by calling 1-800-466-3863, at www.manningnapieradvisors.com or on the EDGAR Database on the SEC Internet
web site (http:\\www.sec.gov).  The following chart shows certain information about the Fund's officers and directors, including their principal occupations during the last five years.  Unless specific dates are provided, the individuals have held the listed positions for longer than five years.

INTERESTED DIRECTOR
Name: . . .. . . . . . . . . . . . . . . . . . . . . . . B. Reuben Auspitz*
Address: . . . . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                         Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . . . . 57
Current Position(s) Held with Fund:. . . . . . . . . . . Principal Executive Officer, President, Chairman & Director
Term of Office1 & Length of Time Served: . . . . . . . . Indefinite - Director since 1984; Vice President 1984 - 2003;
                                                         President since 2004; Principal Executive Officer Since 2002
Principal Occupation(s) During Past 5 Years: . . . . . . Executive Vice President, Co-Executive Director, Executive Group
                                                         Member** & Chief Compliance Officer since 2004, Manning & Napier
                                                         Advisors, Inc.;  President & Director, Manning & Napier Investor Services,
                                                         Inc.;  Holds or has held one or more of the following titles for various subsidiaries and affiliates:  President, Vice President, Director,
                                                         Chairman, Treasurer, Chief Compliance Officer or Member
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Stephen B. Ashley
Address: . . . . . . . .  . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  64
Current Position(s) Held with Fund: . . . . . . . . . .  Director, Audit Committee Member, Governance & Nominating
                                                         Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1996
Principal Occupation(s) During Past 5 Years:. . . . . .  Chairman, Director, President & Chief Executive Officer,
                                                         The Ashley Group (property management and investment)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  Genesee Corp., The Ashley Group, Fannie Mae
-----------------------------------------------------------------------------------------------------------------------------------
Name:. . . .  . . . . . . . . . . . . . . . . . . . . .  Martin F. Birmingham
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  83
Current Position(s) Held with Fund: . . . . . . . . . .  Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1994
Principal Occupation(s) During Past 5 Years:. . . . . .  Advisory Trustee, The Freedom Forum (nonpartisan, international foundation)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Peter L. Faber
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  66
Current Position(s) Held with Fund: . . . . . . . . . .  Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1987
Principal Occupation(s) During Past 5 Years:. . . . . .  Partner, McDermott, Will & Emery LLP (law firm)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  Partnership for New York City, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Harris H. Rusitzky
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  70
Current Position(s) Held with Fund:. . . . . .  . . . .  Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1985
Principal Occupation(s) During Past 5 Years:. . . . . .  President, The Greening Group (business consultants)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A

Directors'  and  Officers'  Information  (unaudited)


OFFICERS
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Jeffrey S. Coons, Ph.D., CFA
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  41
Current Position(s) Held with Fund: . . . . . . . . . .  Vice President
Term of Office1 & Length of Time Served:. . . . . . . .  Since 2004
Principal Occupation(s) During Past 5 Years:. . . . . .  Co-Director of Research since 2002 & Executive Group Member**,
                                                         Manning & Napier Advisors, Inc.; Managing Director - Risk Management,
                                                         Manning & Napier Advisors, Inc., 1993-2002;  Holds one or more of the following titles for various subsidiaries and affiliates: President,
                                                         Director, Treasurer or Senior Trust Officer
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Christine Glavin
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  38
Current Position(s) Held with Fund: . . . . . . . . . .  Principal Financial Officer, Chief Financial Officer
Term of Office1 & Length of Time Served:. . . . . . . .  Principal Financial Officer since 2002; Chief Financial Officer since 2001
Principal Occupation(s) During Past 5 Years: . .  . . .  Fund Accounting Manager, Manning & Napier Advisors, Inc.
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Jodi L. Hedberg
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  37
Current Position(s) Held with Fund: . . . . . . . . . .  Corporate Secretary, Chief Compliance Officer, Anti-Money Laundering
                                                         Compliance Officer
Term of Office1 & Length of Time Served:. . . . . . . .  Corporate Secretary since 1997; Chief Compliance Officer since 2004
Principal Occupation(s) During Past 5 Years:. . . . . .  Compliance Manager, Manning & Napier Advisors, Inc. & affiliates
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Alaina V. Metz
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:  . . . . . . . . . . . . . . . . . . . . . . . . .  37
Current Position(s) Held with Fund: . . . . . . . . . .  Special Assistant Secretary
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 2002
Principal Occupation(s) During Past 5 Years:. . . . . .  Vice President, BISYS Fund Services Ohio, Inc. (mutual fund servicing company)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:, . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
*Interested Director, within the meaning of the Investment Company Act of 1940 by reason of his position with the Fund's investment advisor and distributor.  Mr. Auspitz serves as the Executive Vice President and Director, Manning & Napier Advisors, Inc. and
President and Director, Manning & Napier Investor Services, Inc., the Fund's distributor.
**The Executive Group, which consists of six members, performs the duties of the Office of the President, effective May 1, 2003.
1The term of office for President, Vice President, Chief Financial Officer, and Corporate Secretary is one year and until their respective successors are chosen and qualified.  All other officers' terms are indefinite.

LITERATURE  REQUESTS  (UNAUDITED)

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  Securities  and  Exchange
     Commission's  (SEC)  web  site     http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  SEC's  web  site               http://www.sec.gov


QUARTERLY  PORTFOLIO  HOLDINGS
--------------------------------------------------------------------------------
The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and is available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  SEC's  web  site               http:\\www.sec.gov

The Series' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)
--------------------------------------------------------------------------------
The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  SEC's  web  site               http://www.sec.gov
On  the  Advisor's  web  site           http://www.manningnapieradvisors.com


ADDITIONAL  INFORMATION  AVAILABLE  AT  WWW.MANNINGNAPIERADVISORS.COM
--------------------------------------------------------------------------------
1.     Annual  Report  (most  recent)
2.     Fund  Holdings  -  month-end
3.     Fund  Holdings  -  quarter-end
4.     Semi-Annual  Report  (most  recent)

Exeter  Fund,  Inc.
Annual  Report
December  31,  2004
World  Opportunities  Series

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

The  World  Opportunities  Series  ended the year with a total return of 25.42%.
The Series outperformed its benchmarks, the MSCI World Index, which returned 14.72%, and the MSCI All Country World Index ex U.S., which returned 21.36%.

The Series' equity holdings are selected based on our bottom up investment strategies. The portfolio was most heavily weighted in defensive and cyclical stocks. The defensive positions consisted primarily of large, well known consumer staples companies that have the ability to weather slower economic growth better than more economically-sensitive companies. Most of our cyclical exposure was in the energy sector.

Energy services stocks were a strong contributor to performance in 2004. These stocks were purchased primarily under our Hurdle Rate Strategy. Under this strategy, we look for companies in industries experiencing weak demand. When demand is weak, capacity must be reduced, often through plant closings or a reduction of the number of overall competitors. Then as demand picks up, it outstrips the reduced supply and the surviving companies gain pricing power.
Thus, as the price of oil broke $50 a barrel last year, oil companies were making tremendous profits. With global demand for oil strong and investment in the exploration of new reserves low over the last several years, conditions were ripe for this industry. Energy services companies with seismic and drilling expertise have started to benefit greatly from the increased demand for their services.

Both Consumer Discretionary and Consumer Staples stocks were represented with significant weightings in the portfolio. Most of these were purchased under our Profile Investment Strategy. Under this strategy, we look for companies with strategic advantages over competitors, which we believe can grow their earnings at a faster rate than others in their industry, and which are attractively priced. Their advantage could be due to a number of different competitive factors such as an unmatched distribution network, technological superiority, strong brand name, or being able to maintain a price advantage. The Series' holdings in these sectors performed relatively well in 2004. However, we feel the risks of a global slowdown are greater in 2005 which would further benefit our defensive holdings in positions such as food products, beverages and household products.

From a geographic perspective, the Series continues to maintain holdings in a number of different countries driven primarily by the bottom-up stock selection opportunities identified by our analysts. Europe remains our largest regional weight as it contains a number of the world's best known, globally oriented companies.

Japan continues to be under-represented in the portfolio relative to the indices. Over the last year, we have been very selective with our holdings in Japan. Our belief is that this country's worries are not over and it is far from being out of the woods when it comes to deflation and economic growth. Although improvements have been made, we prefer to maintain a conservative stance with any new holdings.

Going forward to 2005, we believe growth in foreign markets will be uneven. There are many countries undertaking measures to slow growth which will have implications for the earnings prospects of many companies. In addition, risks in more commodity-driven countries will increase as the demand for raw materials slows. As always, the Series is constructed on a stock-by-stock basis using the consistent application of our investment strategies while incorporating our top-down views on countries and regions of the world.

As  always,  we  appreciate  your  business and wish you all the best in the New
Year.

Sincerely,

EXETER  ASSET  MANAGEMENT

Performance  Update  as  of  December  31,  2004 (unaudited)




                                                                              Average Annual Total Returns
                                                                                 As of December 31, 2004
                                                                              -----------------------------

                                                                                One     Five      Since
                                                                                Year    Year   Inception1
                                                                              -------  ------  -----------

Exeter Fund, Inc. - World Opportunities Series2. . . . . . . . . . . . . . .   25.42%   9.52%    11.23%

Morgan Stanley Capital International (MSCI) World Index3 . . . . . . . . . .   14.72%  -2.45%     6.35%

Morgan Stanley Capital International (MSCI) All Country
 World Index ex U.S.3. . . . . . . . . . . . . . . . . . . . . . . . . . . .   21.36%   0.02%     5.50%




The following graph compares the value of a $10,000 investment in the Exeter Fund, Inc. - World Opportunities Series from its inception1 (9/6/96) to present (12/31/04) to the MSCI World Index and the MSCI All Country World Index ex U.S.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:




                  Exeter Fund, Inc.           MSCI                    MSCI
Date        World Opportunities Series2  World Index3  All Country World Index ex U.S.3
----------  ---------------------------  ------------  --------------------------------

9/6/96 .  $                    10,000  $     10,000  $                         10,000
12/31/96                       10,482        10,865                            10,163
12/31/97                       11,301        12,578                            10,370
12/31/98                       10,806        15,639                            11,870
12/31/99                       15,385        19,539                            15,538
12/31/00                       16,609        16,964                            13,194
12/31/01                       16,559        14,110                            10,622
12/31/02                       14,774        10,880                             9,064
12/31/03                       19,324        14,482                            12,817
12/31/04                       24,237        16,614                            15,554



1Performance numbers for the Series are calculated from September 6, 1996, the Series' inception date. Prior to 2001, the MSCI World Index and the MSCI All
Country World Index ex U.S. only published month-end numbers; therefore, performance numbers for the Indices are calculated from September 30, 1996. 2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance and consists of 23 developed market country indices. The Index returns assume daily reinvestment of net dividends (which do account for foreign dividend taxation). The MSCI All Country World Index ex U.S. is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets and consists of 48 developed and emerging market country indices outside the United States. The Index returns assume daily reinvestment of gross dividends (which do not account for foreign dividend taxation). The Indices are denominated in U.S. Dollars and, unlike
Series returns,  do  not  reflect  any  fees  or  expenses.

SHAREHOLDER  EXPENSE  EXAMPLE  (UNAUDITED)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and exchange fees and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE  FOR  COMPARISON  PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value    During Period*
                                 7/1/04         12/31/04     7/1/04-12/31/04
                             --------------  --------------  ----------------
Actual. . . . . . . . . . .  $     1,000.00  $     1,148.40  $           6.80
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,018.80  $           6.39



*Expenses are equal to the Series' annualized expense ratio (for the six-month period) of 1.26%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Based on the most recent fiscal half year, the Series' expense ratio may differ from the expense ratio based on one-year data in the financial highlights.

Portfolio  Composition  as  of  December  31,  2004  (unaudited)

<graphic>
<pie  chart>





COUNTRY ALLOCATION*

Belgium . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2.1%
Brazil. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5.5%
Canada. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3.9%
Finland . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2.2%
France. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8.3%
Germany . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7.2%
Japan . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6.7%
Mexico. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6.0%
Netherlands . . . . . . . . . . . . . . . . . . . . . . . . . . .   4.4%
Norway. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8.5%
South Korea . . . . . . . . . . . . . . . . . . . . . . . . . . .   2.1%
Switzerland . . . . . . . . . . . . . . . . . . . . . . . . . . .  12.9%
United Kingdom. . . . . . . . . . . . . . . . . . . . . . . . . .  17.7%
United States . . . . . . . . . . . . . . . . . . . . . . . . . .   2.5%
Miscellaneous** . . . . . . . . . . . . . . . . . . . . . . . . .   4.9%
Cash, short-term investments, and other assets, less liabilities.   5.1%

*As a percentage of net assets.
**Miscellaneous

Austria (0.6%)
Guernsey (1.3%)
Luxembourg (1.1%)
Taiwan (1.9%)



<graphic>
<pie  chart>




SECTOR ALLOCATION*

Consumer Discretionary. . . . . . . . . . . . . . . . . . . . .  14.7%
Consumer Staples. . . . . . . . . . . . . . . . . . . . . . . .  25.5%
Energy. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12.4%
Health Care . . . . . . . . . . . . . . . . . . . . . . . . . .  10.5%
Industrials . . . . . . . . . . . . . . . . . . . . . . . . . .  12.1%
Information Technology. . . . . . . . . . . . . . . . . . . . .   6.4%
Materials . . . . . . . . . . . . . . . . . . . . . . . . . . .   6.2%
Telecommunication Services. . . . . . . . . . . . . . . . . . .   5.0%
Utilities . . . . . . . . . . . . . . . . . . . . . . . . . . .   2.1%
Cash, short-term investments, and other assets, less liabilities  5.1%

*As a percentage of net assets.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004

                                                                     VALUE
                                                         SHARES     (NOTE 2)
                                                       ----------  -----------

COMMON STOCKS - 94.9%
CONSUMER DISCRETIONARY - 14.7%
HOTELS, RESTAURANTS & LEISURE - 2.6%
Club Mediterranee S.A.* (France). . . . . . . . . . .      89,600  $ 4,224,408
                                                                    -----------

HOUSEHOLD DURABLES - 2.0%
Sony Corp. - ADR (Japan). . . . . . . . . . . . . . .      82,000    3,194,720
                                                                    -----------

MEDIA - 8.2%
News Corp. - Class A (United States). . . . . . . . .     212,000    3,955,920
Pearson plc (United Kingdom). . . . . . . . . . . . .     242,000    2,917,928
Reed Elsevier plc - ADR (United Kingdom). . . . . . .      81,000    3,005,100
VNU N.V. (Netherlands). . . . . . . . . . . . . . . .     113,645    3,350,527
                                                                    -----------
                                                                    13,229,475
                                                                    -----------

SPECIALTY RETAIL - 1.9%
Douglas Holding AG (Germany). . . . . . . . . . . . .      83,900    2,971,020
                                                                    -----------
                                                                    23,619,623
                                                                    -----------

CONSUMER STAPLES - 25.5%
BEVERAGES - 2.1%
InBev N.V. (Belgium). . . . . . . . . . . . . . . . .      85,000    3,291,364
                                                                    -----------

FOOD & STAPLES RETAILING - 3.4%
Carrefour S.A. (France) . . . . . . . . . . . . . . .      55,450    2,636,141
Organizacion Soriana S.A. de C.V. - Series B (Mexico)     808,775    2,903,183
                                                                    -----------
                                                                     5,539,324
                                                                    -----------

FOOD PRODUCTS - 9.3%
Cadbury Schweppes plc (United Kingdom). . . . . . . .     342,000    3,182,158
Nestle S.A. (Switzerland) . . . . . . . . . . . . . .      21,100    5,507,809
Unilever plc - ADR (United Kingdom) . . . . . . . . .     158,249    6,254,001
                                                                    -----------
                                                                    14,943,968
                                                                    -----------

HOUSEHOLD PRODUCTS - 5.8%
Henkel KGaA (Germany) . . . . . . . . . . . . . . . .      29,500    2,559,562
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico).     391,000    6,752,257
                                                                    -----------
                                                                     9,311,819
                                                                    -----------

PERSONAL PRODUCTS - 4.9%
Clarins S.A. (France) . . . . . . . . . . . . . . . .      73,331    4,308,028
Shiseido Co. Ltd. (Japan) . . . . . . . . . . . . . .     246,000    3,564,208
                                                                    -----------
                                                                     7,872,236
                                                                    -----------
                                                                    40,958,711
                                                                    -----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004

                                                                      VALUE
                                                         SHARES     (NOTE 2)
                                                       ----------  ----------
ENERGY - 12.4%
ENERGY EQUIPMENT & SERVICES - 10.2%
Abbot Group plc (United Kingdom). . . . . . . . . . .     936,000  $ 3,838,274
Compagnie Generale de Geophysique S.A. (CGG)*
(France). . . . . . . . . . . . . . . . . . . . . . .      32,000    2,203,378
Precision Drilling Corp.* (Canada). . . . . . . . . .      48,000    3,014,400
Smedvig ASA - Class A (Norway). . . . . . . . . . . .     433,000    7,259,474
                                                                    -----------
                                                                    16,315,526
                                                                    -----------

OIL & GAS - 2.2%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil). .     98,000    3,548,580
                                                                    -----------
                                                                    19,864,106
                                                                    -----------

HEALTH CARE - 10.5%
PHARMACEUTICALS - 10.5%
GlaxoSmithKline plc (United Kingdom). . . . . . . . .     168,000    3,938,532
Novartis AG - ADR (Switzerland) . . . . . . . . . . .     136,000    6,873,440
Schering AG (Germany) . . . . . . . . . . . . . . . .      82,000    6,116,763
                                                                    -----------
                                                                    16,928,735
                                                                    -----------

INDUSTRIALS - 12.1%
AEROSPACE & DEFENSE - 2.3%
Empresa Brasileira de Aeronautica S.A. (Embraer) -
ADR (Brazil). . . . . . . . . . . . . . . . . . . . .     110,000    3,678,400
                                                                    -----------

COMMERCIAL SERVICES & SUPPLIES - 3.5%
Aggreko plc (United Kingdom). . . . . . . . . . . . .     450,000    1,450,360
BWT AG (Austria). . . . . . . . . . . . . . . . . . .      27,000    1,019,850
Quebecor World, Inc. (Canada) . . . . . . . . . . . .     150,000    3,231,000
                                                                    -----------
                                                                     5,701,210
                                                                    -----------

CONSTRUCTION & ENGINEERING - 2.3%
Koninklijke Boskalis Westminster N.V. (Netherlands) .     108,327    3,659,646
                                                                    -----------

MACHINERY - 4.0%
Tomra Systems ASA (Norway). . . . . . . . . . . . . .   1,175,000    6,447,108
                                                                    -----------
                                                                    19,486,364
                                                                    -----------

INFORMATION TECHNOLOGY - 6.4%
COMMUNICATIONS EQUIPMENT - 3.3%
Nokia Oyj - ADR (Finland) . . . . . . . . . . . . . .     223,000    3,494,410
SES Global - FDR (Luxembourg) . . . . . . . . . . . .     135,000    1,758,361
                                                                    -----------
                                                                     5,252,771
                                                                    -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd. -
ADR (Taiwan). . . . . . . . . . . . . . . . . . . . .     363,000    3,081,870
                                                                    -----------




The  accompanying notes are an integral part of  the  financial statements.




INVESTMENT PORTFOLIO - DECEMBER 31, 2004

                                                      SHARES/        VALUE
                                                 PRINCIPAL AMOUNT   (NOTE 2)
                                                 ----------------  ----------
INFORMATION TECHNOLOGY (continued)
SOFTWARE - 1.2%
Amdocs Ltd.* (Guernsey) . . . . . . . . . . . . . . .      77,000  $ 2,021,250
                                                                   -------------
                                                                    10,355,891
                                                                   -------------

MATERIALS - 6.2%
CHEMICALS - 5.2%
Lonza Group AG (Switzerland). . . . . . . . . . . . .     150,000    8,423,269
                                                                   -------------


PAPER & FOREST PRODUCTS - 1.0%
Aracruz Celulose S.A. - ADR (Brazil). . . . . . . . .      42,000    1,583,400
                                                                   -------------
                                                                    10,006,669
                                                                   -------------

TELECOMMUNICATION SERVICES - 5.0%
WIRELESS TELECOMMUNICATION SERVICES - 5.0%
NTT DoCoMo, Inc. (Japan). . . . . . . . . . . . . . .       2,200    4,059,556
Vodafone Group plc - ADR (United Kingdom) . . . . . .     143,000    3,915,340
                                                                   -------------
                                                                     7,974,896
                                                                   -------------

UTILITIES - 2.1%
ELECTRIC UTILITIES - 2.1%
Korea Electric Power Corp. (KEPCO) - ADR
(South Korea) . . . . . . . . . . . . . . . . . . . .     259,000    3,429,160
                                                                   -------------


TOTAL COMMON STOCKS
(Identified Cost $118,854,759). . . . . . . . . . . .              152,624,155
                                                                   -------------

SHORT-TERM INVESTMENTS - 4.9%
Dreyfus Treasury Cash Management - Institutional
Shares. . . . . . . . . . . . . . . . . . . . . . . .     907,655      907,655
Fannie Mae Discount Note, 2/7/2005. . . . . . . . . . $ 6,000,000    5,986,002
U.S. Treasury Bill, 1/20/2005 . . . . . . . . . . . .   1,000,000      999,000
                                                                   -------------


TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $7,892,657). . . . . . . . . . . . .                7,892,657
                                                                   -------------

TOTAL INVESTMENTS - 99.8%
(Identified Cost $126,747,416). . . . . . . . . . . .              160,516,812

OTHER ASSETS, LESS LIABILITIES - 0.2% . . . . . . . .                  377,796
                                                                   -------------

NET ASSETS - 100% . . . . . . . . . . . . . . . . . .             $160,894,608
                                                                  ==============

*Non-income producing security
ADR - American Depository Receipt
FDR - Fiduciary Depository Receipt


The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries:
United Kingdom - 17.7%; Switzerland - 12.9%.





The  accompanying notes are  an  integral  part of the  financial statements.




STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2004


ASSETS:
Investments, at value (identified cost $126,747,416) (Note 2). .  $160,516,812
Receivable for fund shares sold. . . . . . . . . . . . . . . . .       415,559
Dividends receivable . . . . . . . . . . . . . . . . . . . . . .       272,555
Foreign tax reclaims receivable. . . . . . . . . . . . . . . . .        49,462
                                                                  ------------
TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .   161,254,388
                                                                  ------------
LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . . .       131,618
Accrued fund accounting and transfer agent fees (Note 3) . . . .        20,561
Accrued chief compliance officer services (Note 3) . . . . . . .           522
Payable for fund shares repurchased. . . . . . . . . . . . . . .       163,358
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . .        30,592
Other payables and accrued expenses. . . . . . . . . . . . . . .        13,129
                                                                  ------------
TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . .       359,780
                                                                  ------------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $160,894,608
                                                                  ============
NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . .  $    193,089
Additional paid-in-capital . . . . . . . . . . . . . . . . . . .   123,181,407
Undistributed net investment income. . . . . . . . . . . . . . .       492,247
Accumulated net realized gain on investments, foreign currency,
and other assets and liabilities . . . . . . . . . . . . . . . .     3,252,292
Net unrealized appreciation on investments, foreign currency,
and other assets and liabilities . . . . . . . . . . . . . . . .    33,775,573
                                                                  ------------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $160,894,608
                                                                  ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($160,894,608/19,308,876 shares) . . .  $       8.33
                                                                  ============




The  accompanying notes are  an  integral part  of  the financial statements.




STATEMENT OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2004


INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $184,531).  $ 2,623,231
Interest . . . . . . . . . . . . . . . . . . . . .       93,320
                                                    ------------
Total Investment Income. . . . . . . . . . . . . .    2,716,551
                                                    ------------
EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . .    1,354,634
Fund accounting and transfer agent fees (Note 3) .      214,740
Directors' fees (Note 3) . . . . . . . . . . . . .        8,231
Chief compliance officer services (Note 3) . . . .          550
Custodian fees . . . . . . . . . . . . . . . . . .       47,701
Miscellaneous. . . . . . . . . . . . . . . . . . .       77,642
                                                    ------------
Total Expenses . . . . . . . . . . . . . . . . . .    1,703,498
                                                    ------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . .    1,013,053
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain on -
Investments. . . . . . . . . . . . . . . . . . . .   15,112,735
Foreign currency and other assets and liabilities.       25,643
                                                    ------------
                                                     15,138,378
                                                    ------------

Net change in unrealized appreciation on -
Investments. . . . . . . . . . . . . . . . . . . .   15,980,927
Foreign currency and other assets and liabilities.      (12,090)
                                                    ------------
                                                     15,968,837
                                                    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . .   31,107,215
                                                    ------------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . .  $32,120,268
                                                    ============





The  accompanying notes  are an  integral part  of  the financial statements.




STATEMENTS OF CHANGES IN NET ASSETS


                                                          FOR THE        FOR THE
                                                        YEAR ENDED     YEAR ENDED
                                                         12/31/04       12/31/03
                                                       -------------  -------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income . . . . . . . . . . . . . . . .  $  1,013,053   $  1,174,976
Net realized gain (loss) on investments . . . . . . .    15,138,378     (2,830,493)
Net change in unrealized appreciation on investments.    15,968,837     29,084,877
                                                       -------------  -------------

Net increase from operations. . . . . . . . . . . . .    32,120,268     27,429,360
                                                       -------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income. . . . . . . . . . . . . .    (1,129,987)      (964,445)
From net realized gain on investments . . . . . . . .    (3,309,862)       (79,382)
                                                       -------------  -------------

Total distributions to shareholders . . . . . . . . .    (4,439,849)    (1,043,827)
                                                       -------------  -------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions
(Note 5). . . . . . . . . . . . . . . . . . . . . . .    13,368,907     14,687,462
                                                       -------------  -------------

Net increase in net assets. . . . . . . . . . . . . .    41,049,326     41,072,995

NET ASSETS:

Beginning of year . . . . . . . . . . . . . . . . . .   119,845,282     78,772,287
                                                       -------------  -------------

END OF YEAR (including undistributed net investment
income of $492,247 and $577,778, respectively). . . .  $160,894,608   $119,845,282
                                                       =============  =============





The  accompanying  notes  are  an  integral  part  of  the financial statements.




FINANCIAL HIGHLIGHTS




                                                                       FOR THE YEARS ENDED
                                                     12/31/04    12/31/03    12/31/02    12/31/01    12/31/00
                                                    ----------  ----------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH YEAR):
NET ASSET VALUE - BEGINNING OF YEAR. . . . . . . .  $    6.84   $    5.28   $    5.98   $    6.18   $    9.30
                                                    ----------  ----------  ----------  ----------  ----------
Income (loss) from investment operations:
Net investment income. . . . . . . . . . . . . . .       0.05        0.06        0.06        0.06        0.42
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . . . . .       1.68        1.56       (0.71)      (0.09)       0.27
                                                    ----------  ----------  ----------  ----------  ----------
Total from investment operations . . . . . . . . .       1.73        1.62       (0.65)      (0.03)       0.69
                                                    ----------  ----------  ----------  ----------  ----------
Less distributions to shareholders:
From net investment income . . . . . . . . . . . .      (0.06)      (0.06)          -       (0.17)      (0.99)
From net realized gain on investments. . . . . . .      (0.18)        --2       (0.05)          -       (2.82)
                                                    ----------  ----------  ----------  ----------  ----------
Total distributions to shareholders. . . . . . . .      (0.24)      (0.06)      (0.05)      (0.17)      (3.81)
                                                    ----------  ----------  ----------  ----------  ----------

NET ASSET VALUE - END OF YEAR. . . . . . . . . . .  $    8.33   $    6.84   $    5.28   $    5.98   $    6.18
                                                    ==========  ==========  ==========  ==========  ==========

Total return1. . . . . . . . . . . . . . . . . . .      25.42%      30.80%    (10.78%)     (0.30%)       7.96%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses . . . . . . . . . . . . . . . . . . . . .       1.26%       1.27%*      1.30%       1.21%       1.19%
Net investment income. . . . . . . . . . . . . . .       0.75%       1.25%       1.10%       0.95%       1.61%

Portfolio turnover . . . . . . . . . . . . . . . .        42%         31%         41%         42%         52%

NET ASSETS - END OF YEAR (000's omitted) . . . . .  $  160,895   $ 119,845   $  78,772   $  83,196   $  83,843
                                                    ==========  ==========  ==========  ==========  ==========





*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.01%.




1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/03.
2Less  than  $0.01  per  share.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements

1.  ORGANIZATION

World Opportunities Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.

The Series is authorized to issue five classes of shares (Class A, B, C, D and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. Shares of the Series are offered to investors, employees and clients of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of December 31, 2004, 1.16 billion shares have been designated in total among 21 series, of which 37.5 million have been designated as World Opportunities Series Class A common stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in regulated investment companies are valued at their net asset value per share on valuation date.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Notes  to  Financial  Statements

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund's Chief Compliance Officer's salary, which is paid for by the Fund, and the Special Assistant Secretary's salary, which is paid by BISYS), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

Notes  to  Financial  Statements

The Advisor has voluntarily agreed, until at least December 31, 2005, to waive its fee, and if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.27% of average daily net assets each year. For the year ended December 31, 2004, the Advisor did not waive its management fee or reimburse any Series' expenses.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund pays the Advisor an annual fee of 0.15% of the Fund's average daily net assets up to $900 million, 0.11% for the Fund's average daily net assets between $900 million and $1.5 billion, and 0.07% for the Fund's average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund's Compliance Program, are charged. Expenses not directly attributable to a series are allocated based on each series' relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the year ended December 31, 2004, purchases and sales of securities, other than short-term securities, were $55,572,665 and $51,938,373, respectively.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  Class  A  shares  of  World  Opportunities  Series  were:




                        FOR THE YEAR                  FOR THE YEAR
                       ENDED 12/31/04                ENDED 12/31/03
             ---------------------------------  ------------------------

                 SHARES            AMOUNT         SHARES        AMOUNT
             ---------------  ----------------  -----------  ------------
Sold. . . .       3,334,982   $    24,736,131    3,767,842   $21,139,224
Reinvested.         544,382         4,361,918      161,466     1,014,309
Repurchased      (2,088,851)      (15,729,142)  (1,320,221)   (7,466,071)
             ---------------  ----------------  -----------  ------------

Total . . .       1,790,513   $    13,368,907    2,609,087   $14,687,462
             ===============  ================  ===========  ============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on December 31, 2004.

NOTES  TO  FINANCIAL  STATEMENTS

7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of net investment income or gains and losses, including foreign currency gains and losses. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The  tax  character  of  distributions  paid  were  as  follows:



                          FOR THE YEAR     FOR THE YEAR
                         ENDED 12/31/04   ENDED 12/31/03
                         ---------------  ---------------
Ordinary income . . . .  $     1,129,987  $     1,043,827
Long-term capital gains        3,309,862                -



Pursuant to section 852 of the Internal Revenue Code, as amended, the Series hereby designates the long-term capital gains disclosed above as capital gain for its taxable year ended December 31, 2004.

At December 31, 2004, the tax basis components of distributable earnings and the net unrealized appreciation based on identified cost for federal income tax purposes were as follows:



Cost for federal income tax purposes.  $126,747,416

Unrealized appreciation . . . . . . .  $ 34,459,479
Unrealized depreciation . . . . . . .      (690,083)
                                       -------------
Net unrealized appreciation . . . . .  $ 33,769,396
Undistributed ordinary income . . . .       716,547
Undistributed long-term capital gains     3,027,992





--------------------------------------------------------------------------------

FEDERAL  INCOME  TAX  INFORMATION  (UNAUDITED)

For federal income tax purposes, the Series designates $1,129,987 or, if different, the maximum amount allowable under the tax law as qualified dividend income.

REPORT  OF  INDEPENDENT  REGISTERED  PUBLIC  ACCOUNTING  FIRM


TO THE BOARD OF DIRECTORS OF EXETER FUND, INC. AND SHAREHOLDERS OF WORLD OPPORTUNITIES SERIES:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the World Opportunities Series (a series of Exeter Fund, Inc., hereafter referred to as the "Series") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP
BOSTON,  MASSACHUSETTS
FEBRUARY  10,  2005




Directors' and Officers' Information (unaudited)


The Statement of Additional Information provides additional information about the Fund's directors and officers and can be obtained without charge by calling 1-800-466-3863, at www.manningnapieradvisors.com or on the EDGAR Database on the SEC Internet
web site (http:\\www.sec.gov).  The following chart shows certain information about the Fund's officers and directors, including their principal occupations during the last five years.  Unless specific dates are provided, the individuals have held the listed positions for longer than five years.

INTERESTED DIRECTOR
Name: . . .. . . . . . . . . . . . . . . . . . . . . . . B. Reuben Auspitz*
Address: . . . . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                         Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . . . . 57
Current Position(s) Held with Fund:. . . . . . . . . . . Principal Executive Officer, President, Chairman & Director
Term of Office1 & Length of Time Served: . . . . . . . . Indefinite - Director since 1984; Vice President 1984 - 2003;
                                                         President since 2004; Principal Executive Officer Since 2002
Principal Occupation(s) During Past 5 Years: . . . . . . Executive Vice President, Co-Executive Director, Executive Group
                                                         Member** & Chief Compliance Officer since 2004, Manning & Napier
                                                         Advisors, Inc.;  President & Director, Manning & Napier Investor Services,
                                                         Inc.;  Holds or has held one or more of the following titles for various subsidiaries and affiliates:  President, Vice President, Director,
                                                         Chairman, Treasurer, Chief Compliance Officer or Member
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Stephen B. Ashley
Address: . . . . . . . .  . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  64
Current Position(s) Held with Fund: . . . . . . . . . .  Director, Audit Committee Member, Governance & Nominating
                                                         Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1996
Principal Occupation(s) During Past 5 Years:. . . . . .  Chairman, Director, President & Chief Executive Officer,
                                                         The Ashley Group (property management and investment)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  Genesee Corp., The Ashley Group, Fannie Mae
-----------------------------------------------------------------------------------------------------------------------------------
Name:. . . .  . . . . . . . . . . . . . . . . . . . . .  Martin F. Birmingham
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  83
Current Position(s) Held with Fund: . . . . . . . . . .  Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1994
Principal Occupation(s) During Past 5 Years:. . . . . .  Advisory Trustee, The Freedom Forum (nonpartisan, international foundation)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Peter L. Faber
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  66
Current Position(s) Held with Fund: . . . . . . . . . .  Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1987
Principal Occupation(s) During Past 5 Years:. . . . . .  Partner, McDermott, Will & Emery LLP (law firm)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  Partnership for New York City, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Harris H. Rusitzky
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  70
Current Position(s) Held with Fund:. . . . . .  . . . .  Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 1985
Principal Occupation(s) During Past 5 Years:. . . . . .  President, The Greening Group (business consultants)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A

Directors'  and  Officers'  Information  (unaudited)


OFFICERS
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Jeffrey S. Coons, Ph.D., CFA
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  41
Current Position(s) Held with Fund: . . . . . . . . . .  Vice President
Term of Office1 & Length of Time Served:. . . . . . . .  Since 2004
Principal Occupation(s) During Past 5 Years:. . . . . .  Co-Director of Research since 2002 & Executive Group Member**,
                                                         Manning & Napier Advisors, Inc.; Managing Director - Risk Management,
                                                         Manning & Napier Advisors, Inc., 1993-2002;  Holds one or more of the following titles for various subsidiaries and affiliates: President,
                                                         Director, Treasurer or Senior Trust Officer
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Christine Glavin
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  38
Current Position(s) Held with Fund: . . . . . . . . . .  Principal Financial Officer, Chief Financial Officer
Term of Office1 & Length of Time Served:. . . . . . . .  Principal Financial Officer since 2002; Chief Financial Officer since 2001
Principal Occupation(s) During Past 5 Years: . .  . . .  Fund Accounting Manager, Manning & Napier Advisors, Inc.
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Jodi L. Hedberg
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:. . . . . . . . . . . . . . . . . . . . . . . . . .  37
Current Position(s) Held with Fund: . . . . . . . . . .  Corporate Secretary, Chief Compliance Officer, Anti-Money Laundering
                                                         Compliance Officer
Term of Office1 & Length of Time Served:. . . . . . . .  Corporate Secretary since 1997; Chief Compliance Officer since 2004
Principal Occupation(s) During Past 5 Years:. . . . . .  Compliance Manager, Manning & Napier Advisors, Inc. & affiliates
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:. . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Name: . . . . . . . . . . . . . . . . . . . . . . . . .  Alaina V. Metz
Address:. . . . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                         Rochester, NY 14604
Age:  . . . . . . . . . . . . . . . . . . . . . . . . .  37
Current Position(s) Held with Fund: . . . . . . . . . .  Special Assistant Secretary
Term of Office & Length of Time Served: . . . . . . . .  Indefinite - Since 2002
Principal Occupation(s) During Past 5 Years:. . . . . .  Vice President, BISYS Fund Services Ohio, Inc. (mutual fund servicing company)
Number of Portfolios Overseen within Fund Complex:. . .  21
Other Directorships Held Outside Fund Complex:, . . . .  N/A
-----------------------------------------------------------------------------------------------------------------------------------
*Interested Director, within the meaning of the Investment Company Act of 1940 by reason of his position with the Fund's investment advisor and distributor.  Mr. Auspitz serves as the Executive Vice President and Director, Manning & Napier Advisors, Inc. and
President and Director, Manning & Napier Investor Services, Inc., the Fund's distributor.
**The Executive Group, which consists of six members, performs the duties of the Office of the President, effective May 1, 2003.
1The term of office for President, Vice President, Chief Financial Officer, and Corporate Secretary is one year and until their respective successors are chosen and qualified.  All other officers' terms are indefinite.

LITERATURE  REQUESTS  (UNAUDITED)

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  Securities  and  Exchange
     Commission's  (SEC)  web  site     http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  SEC's  web  site               http://www.sec.gov


QUARTERLY  PORTFOLIO  HOLDINGS
--------------------------------------------------------------------------------
The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and is available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  SEC's  web  site               http:\\www.sec.gov

The Series' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)
--------------------------------------------------------------------------------
The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By  phone                               1-800-466-3863
On  the  SEC's  web  site               http://www.sec.gov
On  the  Advisor's  web  site           http://www.manningnapieradvisors.com


ADDITIONAL  INFORMATION  AVAILABLE  AT  WWW.MANNINGNAPIERADVISORS.COM
--------------------------------------------------------------------------------
1.     Annual  Report  (most  recent)
2.     Fund  Holdings  -  month-end
3.     Fund  Holdings  -  quarter-end
4.     Semi-Annual  Report  (most  recent)

ITEM  2:  CODE  OF  ETHICS

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2 (a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2 (a) above were granted.

(d) Not applicable to the registrant due to the response given in 2 (c) above.



ITEM  3:  AUDIT  COMMITTEE  FINANCIAL  EXPERT

All of the members of the Audit committee have been determined by the Registrant's Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Harris H. Rusitzky and Stephen B. Ashley. All Audit Committee members are independent under applicable rules. This designation will not increase the designee's duties, obligations or liability as compared to their duties, obligations and liability as a member of the Audit Committee and of the Board.


Item  4.  PRINCIPAL  ACCOUNTANT  FEES  AND  SERVICES

Principal  Accountant  Fees  and  Services
------------------------------------------
Aggregate fees for professional services rendered for the Exeter Fund, Inc. (Small Cap Series, International Series, Technology Series, World Opportunities Series, Life Sciences Series, Ohio Tax Exempt Series, Diversified Tax Exempt
Series, and New York Tax Exempt Series, collectively the "Fund") by PricewaterhouseCoopers LLP ("PwC") as of and for the years ended December 31, 2004 and 2003 were:



                          2004      2003
                        --------  --------
Audit Fees (a) . . . .  $165,535  $159,845
Audit Related Fees (b)         -         -
Tax Fees (c) . . . . .    44,715    41,950
All Other Fees (d) . .         -         -
                        --------  --------
                        $210,250  $201,795
                        ========  ========



(a)     Audit  Fees
These fees relate to professional services rendered by PwC for the audit of the Fund's annual financial statements or services normally provided by the accountant in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Fund, issuance of consents, income tax provision procedures and assistance with review of documents filed with the SEC.

(b)     Audit-Related  Fees
These fees relate to assurance and related services by PwC that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under "Audit Fees" above.

(c)     Tax  Fees
These fees relate to professional services rendered by PwC for tax compliance, tax advice and tax planning. The tax services provided by PwC related to the preparation of the Fund's federal and state income tax returns, excise tax calculations and returns, a review of the Fund's calculations of capital gain and income distributions, and additional tax research for compliance purposes.

(d)     All  Other  Fees
These fees relate to products and services provided by PwC other than those reported above under "Audit Fees," "Audit-Related Fees," and "Tax Fees" above.

There were no amounts that were approved by the Audit Committee pursuant to the de minimus exception (Rule 2-01(c)(7) of Regulation S-X) for the fiscal years ended December 31, 2004 and 2003.

Non-Audit  Services  to  the Fund's Service Affiliates that were Pre-Approved by
--------------------------------------------------------------------------------
the  Fund's  Audit  Committee
-----------------------------
The Fund's Audit Committee is required to pre-approve non-audit services which meet both the following criteria:
i)     Directly  relate  to  the  Fund's operations and financial reporting; and
ii) Rendered by PwC to the Fund's advisor, Manning & Napier Advisors, Inc., and entities in a control relationship with the advisor ("service affiliate") that provide ongoing services to the Fund. For purposes of disclosure, Manning & Napier Investor Services, Inc. is considered to be a service affiliate.



                     2004     2003*
                    -------  -------
Audit Related Fees  $27,450  $33,950
Tax Fees . . . . .    8,500    9,600
All Other Fees . .        -    2,000
                    -------  -------
                    $35,950  $45,550
                    =======  =======


*For periods prior to May 6, 2003, amounts shown relate to non-audit services that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect.

The Audit Related fees for the years ended December 31, 2004 and 2003 were for 17Ad-13 internal control examinations and attest services that were not required by statute or regulation.

The Tax fees for the year ended December 31, 2004 relate to reseach on liquidation issues, year-end reporting, and tender offers. The Tax fees for the year ended December 31, 2003 relate to research on closing various funds and related tax issues.

All Other fees for the year ended December 31, 2003 were for services rendered for a peer survey related to disaster recovery plans.

There were no amounts that were approved by the Audit Committee pursuant to the de minimus exception (Rule 2-01(c)(7) of Regulation S-X) for the fiscal years ended December 31, 2004 and 2003.

Aggregate  Fees
---------------

Aggregate fees billed to the Fund for non-audit services for 2004 and 2003 were $44,715 and $41,950, respectively. Aggregate fees billed to the Fund's advisor and service affiliates for non-audit services were $130,630 and $130,130, respectively. These amounts include fees for non-audit services required to be pre-approved and fees for non-audit services that did not require pre-approval since they did not relate to the Fund's operations and financial reporting.

The Fund's Audit Committee has considered whether the provisions for non-audit services to the Fund's advisor and service affiliates, that did not require pre-approval, is compatible with maintaining PwC's independence.


ITEM 5:  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.


ITEM  6:  SCHEDULE OF INVESTMENTS

See Investment Portfolios under Item 1 on this Form N-CSR.


ITEM  7:  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM  8:  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM  10:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 11:  CONTROLS  AND  PROCEDURES

(a) Based on their evaluation of the Funds' disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds' Principal Executive Officer and Principal Financial Officer have concluded that the Funds' disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds' officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds' internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM  12:  EXHIBITS

(a)(1)  Code of ethics that is subject to the disclosure of Item 2 above.

(a)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex-99.CERT.

(a)(3)  Not applicable.

(b) A certification of the Registrant's principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex-99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities
Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exeter  Fund,  Inc.

/s/ B. Reuben Auspitz

B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
February  28,  2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz

B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
February  28,  2005

/s/ Christine Glavin

Christine  Glavin
Chief Financial Officer & Principal Financial Officer of Exeter Fund, Inc. February 28, 2005